SEMI-ANNUAL REPORT  November 30, 2001 (Unaudited)

JPMorgan Funds

U.S. EQUITY FUNDS

Disciplined Equity Fund
U.S. Equity Fund
SmartIndex(TM) Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund

[Logo] JPMorgan Fleming
       Asset Management

CONTENTS

President's Letter                         1

Disciplined Equity Fund
Fund Commentary                            3

U.S. Equity Fund
Fund Commentary                            6

SmartIndex(TM) Fund
Fund Commentary                            9

U.S. Small Company Fund
Fund Commentary                           12

U.S. Small Company Opportunities Fund
Fund Commentary                           15

Portfolio of Investments                  18

Financial Statements                      53

Notes to Financial Statements             62

HIGHLIGHTS

- During the reporting period, the Internet bubble continued to burst, and took its tolls on technology and telecommunication stocks.
- The effects of an economic recession set in towards the end of the period.
- Companies suffered from missed earnings, bankruptcies and increasing inventory

NOT FDIC INSURED     May lose value / No bank guarantee
JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

     JPMORGAN U.S. EQUITY FUNDS

PRESIDENT'S LETTER                                             JANUARY 7, 2002

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan U.S. Equity Funds for the six months ended November 30, 2001.

THE PERIOD IN REVIEW

Years from now, when historians gather to determine which deciding moments of the past six months should be carved in stone, they may well find themselves long on moments and short on stone. There was the downfall of the already beleaguered technology and telecommunications sectors.

Of course, you would have to include the recession, which by most accounts began around October and continued to eat away at the economy throughout this reporting period.

From a macroeconomic point of view, you could have your pick of the proverbial litter; an energy crisis in California; a tax cut (or was it rebate?) by Congress; a faltering stock market; the end of the longest running bull market in history; major corporate layoffs; declining consumer confidence.

Even within the context of a bear market, the losses were particularly severe in the days immediately following the terrorist attacks on September 11, 2001. However, in November, the U.S. stock market, led by technology issues, began an impressive rally. The rally was also mirrored in Europe and many emerging markets.

Despite trying times following the terrorist attacks, JPMorgan Fleming Asset Management was not deterred by these events, as evidenced by our success in keeping our money market funds open during the aftermath of September 11th.

FUND FAMILIES REORGANIZED

We are pleased to announce the successful reorganization of the two JPMorgan fund families into a single fund complex with a multiple share class structure. The following changes were effective as of the open of business on September 10, 2001:

- J.P. Morgan Institutional Disciplined Equity Fund was renamed JPMorgan Disciplined Equity Fund.

- J.P. Morgan Institutional U.S. Equity Fund was reorganized and renamed JPMorgan U.S. Equity Fund.

-    J.P. Morgan SmartIndex(TM) was renamed JPMorgan SmartIndex(TM) Fund.

- J.P. Morgan Institutional U.S. Small Company Fund was renamed JPMorgan U.S. Small Company Fund.

- J.P. Morgan U.S. Small Company Opportunities Fund was renamed JPMorgan U.S. Small Company Opportunities Fund.

LOOKING AHEAD

Finally, I would like to offer our sincere condolences to those who have suffered personal loss as a result of the terrorist attacks. As the investment axiom goes, whenever there is tumultuous change, it is likely to be accompanied by exceptional opportunities. Be assured that we are pursuing these aggressively on your behalf, as our portfolio managers will relate in the letters that follow. At JPMorgan Fleming Asset Management, we are determined not to let these events distract us from our task of maximizing returns for our investors.

Sincerely,

/s/ George C. W. Gatch

George C. W. Gatch
President
JPMorgan Funds

     JPMORGAN DISCIPLINED EQUITY FUND
                  AS OF NOVEMBER 30, 2001

HOW THE FUND PERFORMED

JPMorgan Disciplined Equity Fund, which seeks to provide consistently high total return from a broadly diversified portfolio of stocks, fell 9.46% (Class I Shares) during the six months ended November 30, 2001. This compares to a loss of 8.65% from the S&P 500 Index, the Fund's benchmark.

HOW THE FUND WAS MANAGED

The U.S. economy was plagued by several negative developments, such as weakening macroeconomic data, continued shortfalls in corporate earnings, a rapidly deteriorating technology sector, reduced consumer and capital spending, and larger and more frequent corporate layoffs.

In several attempts to turn the tide, the Federal Reserve Board lowered interest rates approaching levels not seen in 40 years. Although the Fed reacted to the September 11th attacks with a 50 basis point interest rate cut when U.S. equity markets reopened on September 17th, the markets spiraled steadily downward, bottoming out on September 21st.

From that point through the end of November, however, the equity markets rallied back as investors were pleased with the government's response to the attacks and looked beyond even more weak economic news to a recovery. November ended with the collapse of the proposed Dynegy-Enron merger as Dynegy walked away from the deal that had been announced less than a month prior when S&P downgraded the energy trading giant's debt to "junk" status. During this same month, Enron's stock fell approximately 98%.

Stock selection adding value in 13 out of 19 sectors with stock picking in the utilities, energy and services sectors contributed most significantly to performance. On the other hand, security selection in the software & services, telecommunications and network technology proved difficult in light of the technology and telecommunications meltdown that characterized much of the year. Specifically, positions that significantly bolstered performance included an underweight of Enron and overweights of Philip Morris and Tyco International. Overweight positions in Providian Financial, Sun Microsystems and Qwest Communications detracted most from performance.

LOOKING AHEAD

Even though substantial fiscal and monetary stimuli have been injected into the economy, a weak labor market and excess capacity will probably result in further economic contraction. Inflation should stay low over the next several quarters, owing to weak demand, associated energy and commodity price declines, and a lack of pricing power by corporations suffering from excess capacity. Further, with the cost of fixed investments still running well above internally-generated funds, capital expenditures should remain sluggish, at least over the near term, as likely will overall corporate earnings. In this environment, the Fund's sector-neutral stock picking strategy, which is based on identifying relative value in a company's long-term fundamentals and earnings prospects, should continue to perform well.

(UNAUDITED)

[CHART]

         PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS
Finance                                           13.7%
Pharmaceuticals                                   11.9%
Industrial Cyclical                                9.0%
Telecommunications                                 7.2%
Consumer Cyclical                                  6.9%
Energy                                             6.5%
Retail                                             6.0%
Software & Services                                5.9%
Insurance                                          4.7%
Consumer Services                                  4.6%
Semiconductors                                     4.3%
Systems Hardware                                   4.2%
Consumer Stable                                    3.8%
Basic Materials                                    2.8%
Utilities                                          2.5%
Health Services & Systems                          2.4%
Network Technology                                 2.1%
Other (below 2%)                                   1.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (3.7%) Develops, manufactures, licenses, sells and supports software products.

2. GENERAL ELECTRIC CO. (3.6%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. The company also offers through General Electric Capital Services, Inc., a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

3. CITIGROUP, INC. (3.3%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

4. PFIZER, INC. (3.0%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

5. INTERNATIONAL BUSINESS MACHINES CORP. (2.5%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

6. EXXON MOBIL CORP. (2.3%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations.

7. INTEL CORP. (2.2%) Designs, manufactures, and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communications products, systems management software, conferencing products and digital imaging products.

8. TYCO INTERNATIONAL LTD (BERMUDA) (2.1%) A diversified manufacturing and service company with operations around the world. The Company manufactures, services and installs electrical and electronic components, undersea telecommunications systems and fire protection security systems. The company also manufactures flow control valves, healthcare and specialty products and plastics.

9. PHILLIP MORRIS COMPANIES, INC. (2.0%) Through its subsidiaries, the Company provides a complete range of manufacturing and selling of a variety of consumer products. It also provides tobacco products, as well as packaged foods such as cheese, processed meat products, coffee and grocery products.

10. CISCO SYSTEMS, INC. (1.7%) Supplies data networking products to the corporate enterprise and public wide area service provider markets. Products include routers, LAN switches, frame relay/ATM and remote access concentrators.

TOP 10 EQUITY HOLDINGS COMPRISED 26.4% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF NOVEMBER 30, 2001 THE FUND HELD 230 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

(UNAUDITED)

      AVERAGE ANNUAL TOTAL RETURNS

                                                          SINCE
                                                       INCEPTION
                                    1 YEAR    3 YEAR    1/3/1997
----------------------------------------------------------------
      Class A Shares

         Without Sales Charge      -12.19%    -1.06%       9.97%
         With Sales Charge*        -17.25%    -2.98%       8.65%
----------------------------------------------------------------
      Class B Shares

         Without CDSC              -12.25%    -1.08%       9.95%
         With CDSC**               -16.37%    -1.99%       9.67%
----------------------------------------------------------------
         Institutional Shares      -11.74%    -0.72%      10.25%
----------------------------------------------------------------
         Select Shares             -12.19%    -1.06%       9.97%
----------------------------------------------------------------

 LIFE OF FUND PERFORMANCE (01/03/97 TO 11/30/01)

[CHART]

                           JPMORGAN DISCIPLINED
                           EQUITY FUND                             LIPPER LARGE-CAP
                           (INSTITUTIONAL)       S&P 500 INDEX     VALUE FUNDS INDEX
          12/96            3,000,000.00          3,000,000.00      3,000,000.00
           1/97            3,150,000.00          3,187,200.00      3,151,500.00
           2/97            3,173,940.00          3,212,378.88      3,176,712.00
           3/97            3,041,904.10          3,080,671.35      3,055,361.60
           4/97            3,215,901.01          3,264,279.36      3,191,325.19
           5/97            3,441,014.08          3,463,726.83      3,375,145.52
           6/97            3,594,139.21          3,617,862.67      3,515,889.09
           7/97            3,894,249.83          3,905,482.75      3,780,987.13
           8/97            3,694,474.81          3,686,775.72      3,619,160.88
           9/97            3,869,223.47          3,888,442.35      3,804,461.92
          10/97            3,748,503.70          3,758,568.38      3,689,567.17
          11/97            3,908,189.96          3,932,590.09      3,810,584.97
          12/97            3,962,122.98          4,000,230.64      3,854,025.64
           1/98            4,032,252.56          4,044,233.18      3,859,421.28
           2/98            4,331,445.70          4,335,822.39      4,113,371.20
           3/98            4,557,547.17          4,557,816.50      4,296,004.88
           4/98            4,627,733.40          4,604,306.23      4,339,824.13
           5/98            4,575,902.79          4,525,112.16      4,266,047.12
           6/98            4,737,889.75          4,708,831.71      4,345,822.20
           7/98            4,694,774.95          4,658,918.10      4,270,639.47
           8/98            4,004,643.03          3,985,704.43      3,687,697.19
           9/98            4,268,549.01          4,241,188.09      3,865,075.42
          10/98            4,630,521.97          4,585,572.56      4,174,667.96
          11/98            4,949,564.93          4,863,458.25      4,387,576.03
          12/98            5,243,569.09          5,143,593.45      4,556,936.46
           1/99            5,422,899.15          5,358,595.66      4,632,581.61
           2/99            5,227,674.78          5,191,943.33      4,526,495.49
           3/99            5,442,009.45          5,399,621.06      4,664,100.95
           4/99            5,756,013.40          5,608,586.40      4,938,816.50
           5/99            5,631,107.91          5,476,223.76      4,854,362.73
           6/99            5,920,546.86          5,780,154.18      5,068,440.13
           7/99            5,731,089.36          5,599,813.37      4,924,496.43
           8/99            5,701,860.80          5,571,814.30      4,834,870.60
           9/99            5,537,647.21          5,419,146.59      4,655,980.38
          10/99            5,830,588.75          5,762,178.57      4,880,398.64
          11/99            5,917,464.52          5,879,150.79      4,897,480.03
          12/99            6,204,461.55          6,224,844.86      5,048,322.42
           1/00            5,872,522.86          5,912,357.65      4,834,778.38
           2/00            5,730,407.81          5,800,614.09      4,631,234.21
           3/00            6,312,617.24          6,367,914.15      5,055,455.26
           4/00            6,099,250.78          6,176,239.93      4,999,339.71
           5/00            5,943,109.96          6,049,627.01      5,002,839.25
           6/00            6,095,847.89          6,198,447.84      4,947,808.02
           7/00            5,997,095.15          6,101,752.05      4,925,542.88
           8/00            6,374,312.43          6,480,670.85      5,210,731.81
           9/00            5,980,379.92          6,138,491.43      5,128,402.25
          10/00            5,986,958.34          6,112,709.77      5,169,429.47
          11/00            5,487,646.01          5,631,028.24      4,947,660.95
          12/00            5,529,900.88          5,658,620.28      5,147,051.68
           1/01            5,755,520.84          5,859,501.30      5,189,772.21
           2/01            5,208,746.36          5,325,700.73      4,939,625.19
           3/01            4,874,344.84          4,988,583.87      4,747,473.77
           4/01            5,295,000.80          5,375,697.98      5,016,655.53
           5/01            5,349,539.31          5,411,715.16      5,097,423.69
           6/01            5,229,709.63          5,280,210.48      4,958,773.76
           7/01            5,178,458.48          5,228,464.42      4,925,054.10
           8/01            4,843,412.22          4,901,685.39      4,694,561.57
           9/01            4,395,396.59          4,506,119.38      4,328,385.77
          10/01            4,487,699.92          4,592,186.26      4,356,520.27
          11/01              $4,843,575            $4,944,407        $4,635,773

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 5.75%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 3% CDSCfor the three year period and 3% CDSC for the period since inception.

The Fund commenced operations on 1/3/97.

Returns for Institutional Shares include performance of its predecessor account, J.P. Morgan Institutional Disciplined Equity Fund, for the period dating back to 1/3/97, prior to its commencement of operations on 9/10/01.

Returns for Select Shares include performance of its predecessor account, J.P. Morgan Disciplined Equity Fund, for the period dating back to 1/3/97, prior to its commencement of operations on 9/10/01.

Class A and B Shares were introduced on 9/28/01. Performance prior to its commencement is based on the historical expenses of the predecessor Select Shares, which are lower than the expenses for Class A and B Shares.

The mountain chart illustrates comparative performance for $3,000,000 invested in Institutional Shares of JPMorgan Disciplined Equity Fund, the S&P 500 Index and the Lipper Large-Cap Value Funds Index from January 3, 1997 to November 30, 2001. The performance of the Fund assumes reinvestment of all dividends. The performance of the Index reflects an initial investment at the end of the month following the Fund's inception. The performance of the Index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Value Funds Index describes the average total return for all funds in the indicated Lipper category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

(UNAUDITED)

                         JPMorgan U.S. EQUITY FUND
                          AS OF NOVEMBER 30, 2001

HOW THE FUND PERFORMED

JPMorgan U.S. Equity Fund, which seeks capital appreciation from a portfolio of large company stocks, had a loss of 7.11% (Institutional Shares) during the six months ended November 30, 2001. This compares to a loss of 8.65% from the S&P 500 Index, the Fund's benchmark.

HOW THE FUND WAS MANAGED

Before the terrorist attacks of September 11th, we had positioned the Fund to take advantage of what was widely expected to be a near-term recovery in economic growth. The surprise attacks completely derailed this expectation, and, when the markets reopened a week later, some of our recovery-oriented stock selections were temporarily depressed. At the same time, many of the defensive issues we might have ordinarily preferred in this volatile market environment quickly became fully valued, or overvalued, so we elected not to chase them. In any event, we re-examined our investment model and found it to be sound. As such, we saw little-to-no reason to change the portfolio's long-term orientation in response to what proved to be a short-lived market downturn.

As a sector-neutral fund, we benefited from our neutral exposure to technology relative to our benchmark, a strategy which limited the downside impact of the technology sector's melt down.

During this highly volatile time, we focused on two types of companies, those that were highly defensive and likely would do comparatively well in an economic downturn, and those recent under-performers that we felt would come out of a downturn stronger than before and lead their respective sectors in the next business cycle.

This said, two of the best performers over the past year were two California utilities: PGE and Edison International. Both were almost literally crushed during the California energy crisis of last Spring and Summer, when it appeared that they and other electricity-related concerns might fail. Our analysts disagreed, and we bought both issues near their yearly lows. These turned out to be fortuitous moves, as the crisis receded and both stocks subsequently rebounded dramatically. We were also helped by our position in Philip-Morris, which continued to see steady earnings growth from its tobacco and food businesses and a lessening of its litigation-related risks.

The three stocks that hurt performance the most were in the once vaunted TMT (Technology, Media, Telecommunications) sectors. Sun Microsystems, for example, suffered from, among other things, an earnings collapse when its Internet-related server sales slowed considerably. We still like this stock, however, and feel it will be amongst the major beneficiaries when capital spending picks up again. We were hurt as well by our position in Qwest, as investors virtually abandoned long-haul data transmission suppliers, a major part of this company's business. We still like its business model and continue to hold the stock, yet doing so hurt performance over the past year. Also in the long-haul space, fiber optic company Level 3 Communications performed very poorly over much of the period and was sold from the portfolio.

LOOKING AHEAD

In the aftermath of the terrorist attacks on the U.S., we have reduced our earnings expectations, perhaps permanently, on companies in travel-related industries, notably airlines and hotels, as they will likely take a long time to recover from their presently depressed states. Otherwise, we expect that there will be relatively few changes to our core, long-term portfolio holdings.

Further out, we expect that U.S. economic growth will resume in the Spring or early Summer of 2002 and have begun to position the portfolio to take advantage of those companies that should do well in the early stages of a recovery. Among these are consumer cyclicals, such as Home Depot, that should benefit from renewed spending on housing, and clothing retailers, such as Kohl's and Abercrombie & Fitch.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Finance                                          14.1%
Pharmaceuticals                                  11.1%
Industrial Cyclical                              10.5%
Telecommunications                                7.1%
Consumer Cyclical                                 7.0%
Retail                                            7.0%
Energy                                            6.9%
Software & Services                               5.0%
Consumer Services                                 4.7%
Insurance                                         4.5%
Systems Hardware                                  4.3%
Semiconductors                                    3.9%
Utilities                                         3.3%
Cash Equivalents & Short Term Paper               2.5%
Health Services & Systems                         2.2%
Network Technology                                2.1%
Other                                             3.8%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. GENERAL ELECTRIC CO. (3.6%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. The company also offers through General Electric Capital Services, Inc., a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

2. TYCO INTERNATIONAL LTD (BERMUDA) (3.3%) A diversified manufacturing and service company with operations around the world. The company manufactures, services and installs electrical and electronic components, undersea telecommunications systems and fire protection security systems. The Company also manufactures flow control valves, healthcare and specialty products and plastics.

3. MICROSOFT CORP. (3.2%) Develops, manufactures, licenses, sells and supports software products.

4. EXXON MOBIL CORP. (2.5%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations.

5. INTERNATIONAL BUSINESS MACHINES CORP. (2.5%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

6. PFIZER, INC. (2.5%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

7. CITIGROUP, INC. (2.4%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

8. U.S. BANCORP (2.1%) Provides banking, brokerage, insurance, investment, mortgage, trust and payments services to consumers, businesses and institutions. U.S. Bancorp is the parent company of Firstar Bank and U.S. Bank.

9. CIGNA CORP. (2.1%) Through its subsidiaries, provides group life and health insurance, managed care products and services, retirement products and services and individual financial services worldwide. It also sells individual life and health and insurance and annuity products in international locations.

10. PHILLIP MORRIS COMPANIES, INC. (2.0%) Through its subsidiaries, the company provides a complete range of manufacturing and selling of a variety of consumer products. It also provides tobacco products, as well as packaged foods such as cheese, processed meat, coffee and grocery products.



TOP 10 EQUITY HOLDINGS COMPRISED 26.2% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF NOVEMBER 30, 2001 THE FUND HELD 120 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.


                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                   1 YEAR     3 YEAR    5 YEARS   10 YEARS
                                   ------     ------    -------   --------
   Class A Shares
     Without Sales Charge          -10.01%    -0.11%     8.36%     12.62%
     With Sales Charge*            -15.23%    -2.07%     7.09%     11.96%

   Class B Shares
     Without CDSC                   -9.73%     0.16%     8.62%     12.84%
     With CDSC**                   -13.95%    -0.43%     8.42%     12.84%

   Class C Shares
     Without CDSC                   -9.73%     0.16%     8.62%     12.84%
     With CDSC**                   -10.57%     0.16%     8.62%     12.84%
   Institutional Shares             -9.55%     0.22%     8.67%     12.86%
   Select Shares                    -9.71%     0.04%     8.46%     12.67%

10-YEAR PERFORMANCE (11/30/91 TO 11/30/01)

[CHART]

                JPMORGAN U.S.                                  LIPPER MULTI-CAP
         EQUITY FUND (INSTITUTIONAL)      S&P 500 INDEX        CORE FUNDS INDEX
         ---------------------------      -------------        ----------------
11/91            $3,000,000                 $3,000,000            $3,000,000
12/91            $3,367,200                 $3,342,600            $3,340,200
 1/92            $3,360,129                 $3,280,428            $3,334,856
 2/92            $3,434,052                 $3,322,745            $3,390,881
 3/92            $3,360,220                 $3,258,284            $3,312,213
 4/92            $3,390,798                 $3,353,752            $3,323,143
 5/92            $3,435,895                 $3,370,185            $3,355,378
 6/92            $3,351,029                 $3,319,969            $3,273,842
 7/92            $3,447,538                 $3,455,424            $3,387,117
 8/92            $3,383,759                 $3,384,933            $3,310,907
 9/92            $3,416,243                 $3,424,876            $3,366,199
10/92            $3,435,715                 $3,436,520            $3,424,434
11/92            $3,594,789                 $3,553,362            $3,589,834
12/92            $3,661,293                 $3,597,068            $3,651,579
 1/93            $3,721,704                 $3,627,284            $3,699,415
 2/93            $3,690,442                 $3,676,615            $3,686,837
 3/93            $3,770,524                 $3,754,191            $3,780,851
 4/93            $3,672,491                 $3,663,340            $3,695,404
 5/93            $3,780,095                 $3,761,151            $3,812,549
 6/93            $3,786,143                 $3,772,058            $3,821,699
 7/93            $3,790,308                 $3,756,970            $3,805,648
 8/93            $3,927,517                 $3,899,359            $3,957,873
 9/93            $3,877,244                 $3,869,334            $3,984,391
10/93            $3,978,441                 $3,949,429            $4,049,337
11/93            $3,986,000                 $3,911,910            $3,981,713
12/93            $4,066,118                 $3,959,244            $4,102,359
 1/94            $4,242,588                 $4,093,858            $4,244,300
 2/94            $4,152,221                 $3,982,915            $4,173,845
 3/94            $3,981,564                 $3,809,658            $3,988,944
 4/94            $4,075,529                 $3,858,421            $4,027,237
 5/94            $4,117,100                 $3,921,314            $4,057,442
 6/94            $3,989,058                 $3,825,242            $3,940,993
 7/94            $4,123,489                 $3,950,709            $4,056,464
 8/94            $4,268,636                 $4,112,293            $4,231,704
 9/94            $4,169,177                 $4,011,953            $4,142,415
10/94            $4,207,533                 $4,101,821            $4,188,395
11/94            $4,012,724                 $3,952,515            $4,022,954
12/94            $4,052,450                 $4,011,012            $4,063,988
 1/95            $4,142,415                 $4,114,897            $4,116,007
 2/95            $4,318,882                 $4,274,967            $4,273,238
 3/95            $4,475,657                 $4,401,078            $4,391,607
 4/95            $4,573,674                 $4,530,470            $4,473,730
 5/95            $4,741,985                 $4,711,236            $4,603,916
 6/95            $4,816,434                 $4,820,537            $4,758,147
 7/95            $4,965,262                 $4,980,096            $4,966,078
 8/95            $5,002,005                 $4,992,547            $5,009,283
 9/95            $5,138,560                 $5,203,232            $5,154,552
10/95            $5,005,985                 $5,184,500            $5,079,811
11/95            $5,287,321                 $5,411,582            $5,298,243
12/95            $5,382,493                 $5,516,025            $5,373,478
 1/96            $5,522,438                 $5,703,570            $5,512,651
 2/96            $5,637,304                 $5,756,613            $5,625,660
 3/96            $5,743,286                 $5,811,877            $5,699,356
 4/96            $5,866,192                 $5,897,311            $5,837,281
 5/96            $5,947,146                 $6,048,872            $5,951,108
 6/96            $5,879,348                 $6,071,858            $5,888,026
 7/96            $5,569,506                 $5,803,482            $5,600,102
 8/96            $5,763,325                 $5,925,935            $5,787,145
 9/96            $6,027,862                 $6,258,973            $6,080,553
10/96            $6,114,663                 $6,431,720            $6,156,560
11/96            $6,635,021                 $6,917,315            $6,554,274
12/96            $6,524,880                 $6,780,352            $6,474,312
 1/97            $6,900,713                 $7,203,446            $6,781,194
 2/97            $6,929,006                 $7,260,354            $6,760,851
 3/97            $6,696,191                 $6,962,679            $6,510,699
 4/97            $6,972,074                 $7,377,655            $6,735,969
 5/97            $7,447,570                 $7,828,429            $7,190,647
 6/97            $7,676,210                 $8,176,795            $7,461,735
 7/97            $8,347,111                 $8,826,850            $8,028,827
 8/97            $8,050,788                 $8,332,546            $7,808,034
 9/97            $8,413,879                 $8,788,336            $8,237,476
10/97            $8,081,531                 $8,494,806            $7,927,747
11/97            $8,268,214                 $8,888,115            $8,062,518
12/97            $8,389,757                 $9,040,991            $8,174,587
 1/98            $8,440,934                 $9,140,442            $8,220,365
 2/98            $9,068,940                 $9,799,468            $8,807,299
 3/98            $9,462,532                $10,301,201            $9,220,361
 4/98            $9,663,137                $10,406,273            $9,319,941
 5/98            $9,571,338                $10,227,285            $9,064,575
 6/98            $9,703,422                $10,642,513            $9,319,289
 7/98            $9,490,917                $10,529,702            $9,129,176
 8/98            $7,976,167                 $9,008,160            $7,707,763
 9/98            $8,619,046                 $9,585,583            $8,073,111
10/98            $9,262,027                $10,363,933            $8,623,697
11/98            $9,985,391                $10,991,987            $9,085,928
12/98           $10,468,684                $11,625,125            $9,701,953
 1/99           $10,784,838                $12,111,056           $10,024,058
 2/99           $10,355,601                $11,734,402            $9,638,132
 3/99           $10,822,639                $12,203,778            $9,942,697
 4/99           $11,477,409                $12,676,064           $10,348,359
 5/99           $11,356,896                $12,376,909           $10,232,457
 6/99           $12,013,325                $13,063,827           $10,733,848
 7/99           $11,553,214                $12,656,236           $10,497,703
 8/99           $11,266,695                $12,592,955           $10,315,043
 9/99           $10,798,000                $12,247,908           $10,058,199
10/99           $11,266,633                $13,023,200           $10,569,155
11/99           $11,546,046                $13,287,571           $10,909,482
12/99           $12,026,361                $14,068,880           $11,718,965
 1/00           $11,526,065                $13,362,623           $11,387,319
 2/00           $11,234,455                $13,110,069           $11,825,731
 3/00           $12,462,381                $14,392,234           $12,583,760
 4/00           $11,889,112                $13,959,028           $12,116,902
 5/00           $11,634,685                $13,672,868           $11,695,234
 6/00           $11,916,244                $14,009,220           $12,188,773
 7/00           $11,888,837                $13,790,676           $11,998,628
 8/00           $12,763,855                $14,647,077           $12,844,531
 9/00           $12,207,351                $13,873,712           $12,254,967
10/00           $12,207,351                $13,815,442           $12,116,486
11/00           $11,113,572                $12,726,785           $11,085,373
12/00           $11,259,160                $12,789,146           $11,328,143
 1/01           $11,804,103                $13,243,161           $11,718,964
 2/01           $10,577,657                $12,036,709           $10,664,257
 3/01            $9,808,661                $11,274,785           $10,031,867
 4/01           $10,704,192                $12,149,709           $10,844,448
 5/01           $10,820,868                $12,231,112           $10,935,541
 6/01           $10,606,615                $11,933,896           $10,747,450
 7/01           $10,529,186                $11,816,944           $10,531,426
 8/01            $9,846,895                $11,078,385            $9,934,294
 9/01            $8,940,981                $10,184,359            $8,916,029
10/01            $9,194,011                $10,378,880            $9,158,545
11/01           $10,055,502                $11,174,940            $9,877,491

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 5.75%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 6/27/85.

Returns for Institutional Shares include performance of its predecessor, J.P. Morgan Institutional U.S. Equity Fund, for the period dating back ten years, prior to the Institutional Shares introduction on 7/19/93.

Returns for Select Shares include performance of its predecessor, J.P. Morgan U.S. Equity Fund, for the period dating back ten years, prior to the Select Shares introduction on 9/10/01.

Returns for Class A Shares include performance of its predecessor, J.P. Morgan U.S. Equity Fund - Advisor Series, for the period dating back ten years, prior to the Class A Shares introduction on 9/10/01.

Class B and C Shares were introduced on 9/10/01. Performance prior to its commencement is based on historical expenses of the predecessor Select Shares, which are lower than the expenses for Class B and C Shares.

The mountain chart illustrates comparative performance for $3,000,000 invested in Institutional Shares of JPMorgan U.S. Equity Fund, the S&P 500 Index, and the Lipper Multi-Cap Core Funds Index from November 30, 1991 to November 30, 2001. The performance of the Fund assumes reinvestment of all dividends. The performance of the Index reflects an initial investment at the end of the month following the Fund's inception. The performance of the Index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Multi-Cap Core Funds Index describes the average total return for all the funds in the indicated Lipper category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                          JPMorgan SMARTINDEX(TM) FUND
                             AS OF NOVEMBER 30, 2001

HOW THE FUND PERFORMED

JPMorgan SmartIndex(TM) Fund, which seeks to provide a consistently high total return from a broadly diversified portfolio, while maintaining risk characteristics similar to those of the S&P 500 Index, had a loss of 9.16% during the six months ended November 30, 2001. This compares to a loss of 8.65% from the Fund's benchmark, the S&P 500 Index.

HOW THE FUND WAS MANAGED

The U.S. economy was plagued by several negative developments, not the least of which were weakening macroeconomic data, continued shortfalls in corporate earnings, a rapidly deteriorating Technology sector, reduced consumer and capital spending, and larger and more frequent corporate layoffs.

In several attempts to turn the tide, the Federal Reserve Board lowered interest rates seven times through August approaching levels not seen in 40 years. Although the Fed reacted to the September 11th attacks with a 50 basis point interest rate cut when U.S. equity markets reopened on September 17th, the markets spiraled steadily downward, bottoming out on September 21st .

From that point through the end of November, however, the equity markets rallied back as investors were pleased with the government's response to the attacks and looked beyond even more weak economic news to a recovery. November ended with collapse of the proposed Dynegy-Enron merger as Dynegy walked away from the deal that had been announced less than a month prior when S&P downgrading the energy trading giant's debt to "junk" status. During this same month, Enron's stock fell approximately 98%.

Stock selection adding value in 13 out of 19 sectors with stock picking in the utilities, services and semiconductors sectors contributed most significantly to performance. On the other hand, security selection in the software & services, telecommunications and consumer cyclical sectors detracted most from performance. Specifically, positions within the Fund that significantly bolstered performance included an overweight of Philip Morris and underweights of Aes Corporation and Applied Micro Circuits. Overweight positions in Providian Financial, Level 3 Communications and Qwest Communications detracted most from performance.

LOOKING AHEAD

Even though substantial fiscal and monetary stimuli have been injected into the economy, a weak labor market and excess capacity will probably result in further economic contraction. Inflation should stay low over the next several quarters, owing to weak demand, associated energy and commodity price declines, and a lack of pricing power by corporations suffering from excess capacity. Further, with the cost of fixed investments still running well above internally-generated funds, capital expenditures should remain sluggish, at least over the near term, as likely will overall corporate earnings. In this environment, the Fund's sector-neutral stock picking strategy, which is based on identifying relative value in a company's long-term fundamentals and earnings prospects, should continue to perform well.

                                  (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance                                          13.4%
Pharmaceuticals                                  11.9%
Industrial Cyclical                               9.3%
Telecommunications                                7.1%
Energy                                            6.5%
Consumer Cyclical                                 6.3%
Retail                                            6.2%
Software & Services                               5.9%
Insurance                                         4.7%
Consumer Services                                 4.6%
Consumer Stable                                   4.5%
Semiconductors                                    4.2%
Systems Hardware                                  4.1%
Basic Materials                                   2.8%
Utilities                                         2.5%
Health Services & Systems                         2.3%
Other (below 2%)                                  3.7%


TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. GENERAL ELECTRIC CO. (3.6%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. The company also offers through General Electric Capital Services, Inc., a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

2. MICROSOFT CORP. (3.4%) Develops, manufactures, licenses, sells and supports software products.

3. CITIGROUP, INC. (2.7%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

4. PFIZER, INC. (2.7%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

5. EXXON MOBIL CORP. (2.5%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations.

6. INTERNATIONAL BUSINESS MACHINES CORP. (2.1%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

7. INTEL CORP. (2.1%) Designs, manufactures, and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communications products, systems management software, conferencing products and digital imaging products.

8. WAL-MART STORES, INC. (2.0%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

9. AMERICAN INTERNATIONAL GROUP, INC. (1.9%) Through its subsidiaries, American international Group provides a variety of insurance and insurance-related services in the United States and overseas. The Company writes property, casualty and life insurance, as well as provides financial services.

10. TYCO INTERNATIONAL LTD (Bermuda) (1.7%) A diversified manufacturing and service company with operations around the world. The company manufactures, services and installs electrical and electronic components, undersea telecommunications systems and fire protection security systems. The company also manufactures flow control valves, healthcare and specialty products and plastics.

TOP 10 EQUITY HOLDINGS COMPRISED 24.7% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF NOVEMBER 30, 2001 THE FUND HELD 319 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                      SINCE
                                    INCEPTION
                          1 YEAR    (12/31/98)
                          ------    ----------
Institutional Shares      -11.93%     -2.53%

LIFE OF FUND PERFORMANCE (12/31/98 TO 11/30/01)

[CHART]

                                                               LIPPER
                  JPMORGAN                                 LARGE-CAP CORE
            SMARTINDEX(TM) FUND      S&P 500 INDEX           FUNDS INDEX
            -------------------      -------------         --------------
11/98            $3,000,000            $3,000,000            $3,000,000
12/98            $2,994,000            $3,172,800            $3,199,200
 1/99            $3,117,952            $3,305,423            $3,311,172
 2/99            $3,015,995            $3,202,624            $3,208,857
 3/99            $3,127,888            $3,330,729            $3,337,853
 4/99            $3,284,282            $3,459,629            $3,427,307
 5/99            $3,218,268            $3,377,981            $3,336,484
 6/99            $3,382,722            $3,565,459            $3,522,659
 7/99            $3,278,196            $3,454,217            $3,419,446
 8/99            $3,264,099            $3,436,946            $3,384,567
 9/99            $3,169,767            $3,342,774            $3,292,845
10/99            $3,348,542            $3,554,371            $3,494,697
11/99            $3,416,852            $3,626,525            $3,580,317
12/99            $3,580,861            $3,839,765            $3,818,408
 1/00            $3,411,128            $3,647,008            $3,664,144
 2/00            $3,326,191            $3,578,080            $3,663,045
 3/00            $3,657,147            $3,928,016            $3,981,364
 4/00            $3,537,924            $3,809,783            $3,851,173
 5/00            $3,450,891            $3,731,682            $3,752,968
 6/00            $3,537,854            $3,823,482            $3,890,327
 7/00            $3,481,248            $3,763,835            $3,829,638
 8/00            $3,693,952            $3,997,570            $4,093,883
 9/00            $3,466,774            $3,786,498            $3,876,088
10/00            $3,444,587            $3,770,595            $3,831,125
11/00            $3,160,753            $3,473,472            $3,493,986
12/00            $3,186,355            $3,490,492            $3,536,613
 1/01            $3,308,711            $3,614,404            $3,636,699
 2/01            $2,998,685            $3,285,132            $3,298,123
 3/01            $2,811,267            $3,077,183            $3,095,618
 4/01            $3,035,606            $3,315,973            $3,330,885
 5/01            $3,064,141            $3,338,190            $3,349,538
 6/01            $2,990,601            $3,257,072            $3,260,440
 7/01            $2,963,985            $3,225,152            $3,213,164
 8/01            $2,778,143            $3,023,580            $3,023,908
 9/01            $2,535,611            $2,779,577            $2,794,394
10/01            $2,582,774            $2,832,667            $2,860,341
11/01            $2,784,075            $3,049,933            $3,047,694

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund commenced operations on 12/31/98.

Returns for Institutional Shares include performance of its predecessor, J.P. Morgan Institutional SmartIndex(TM) Fund, for the period dating back to 12/31/98.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

The mountain chart illustrates comparative performance for $3,000,000 invested in Institutional Shares of JPMorgan SmartIndex(TM) Fund, the S&P 500 Index, and the Lipper Large-Cap Core Funds Index from December 31, 1998 to November 30, 2001. The performance of the Fund assumes reinvestment of all dividends. The performance of the Index reflects an initial investment at the end of the month following the Fund's inception. The performance of the Index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index describes the average total return for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                        JPMorgan U.S. SMALL COMPANY FUND
                             AS OF NOVEMBER 30, 2001

HOW THE FUND PERFORMED
JPMorgan U.S. Small Company Fund, which seeks to provide long-term growth from small-cap stocks, had a loss of 11.10% (Institutional Shares) during the six months ended November 30, 2001. This compares to a loss of 6.54% from the Russell 2000 Index, the Fund's benchmark.

HOW THE FUND WAS MANAGED
Small company stocks, especially growth stocks, were beset by numerous negative developments over the past year. Arguably the greatest among these were a marked slowdown in the U.S. economy and associated cuts in corporate capital spending. Small caps were also victims of unexpectedly large cuts in corporate orders for goods and services.

Though the Federal Reserve Board cut interest rates numerous times throughout 2001, the capital markets remained all but off limits to riskier issuers, such as small caps, many of which depend on the sale of debt to finance their operations.

Beyond these developments, small cap growth stocks were hurt by a major shift from growth to value investing over the past year, as investors sought companies with current earnings over those that offered considerable future promise, but little-to-no near-term earnings.

Investor risk aversion, already high in the wake of a broad global economic decline, grew even more pronounced immediately following the September 11th terrorist attacks on the U.S. This negatively impacted all riskier asset classes, and small caps were unfortunately not an exception. Despite the initial flight to quality reaction, small caps bounced back in the months that followed and continued to outperform large cap names by the end of the reporting period.

In so far as our investment process is concerned, we have carefully reviewed it and more specifically, our security selection methodology and portfolio holdings, in light of the attacks. While we've made no sweeping changes to our investment process, we've made minor adjustments to the portfolio's composition, resulting in a more defensively positioned portfolio.

During this exceedingly trying time for small caps, the Fund's exposure to the technology sector hurt performance the most. Going into the recent downturn, many thought that tech was immune to an economic slowdown. Such turned out not to be the case, as many "name-brand" techs and their smaller counterparts were literally crushed as the economy soured. Unfortunately, the Fund held several such names--Netegrity, Internet Security Systems and the like--and performance declined proportionately.

On the plus side, Heller Financial and Gilead Sciences helped bolster performance over this reporting period. Heller was purchased earlier in the year by GE for approximately $5 billion. Gilead, a pharmaceutical company, prospered from being in a more stable, and thus more desirable, growth sector at this time and from the potential of several new drugs that were moving smoothly through clinical trials.

LOOKING AHEAD
We may continue to see volatility in the small cap market over the next few months, pending a significant rebound in the U.S. economy. Barring a major, negative global event, this is presently expected to take place sometime during the second or third quarters of 2002. As small cap stock prices tend to lead economic recoveries we may see a continuation of the current small cap up-cycle.

We remain committed to delivering an active core strategy and have enhanced our research capabilities for small caps.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Industrial Cyclical                                       11.6%
Finance                                                   10.1%
Pharmaceuticals                                            9.6%
Basic Materials                                            9.5%
Consumer Cyclical                                          9.5%
Software & Services                                        7.9%
Real Estate Investment Trust                               7.1%
Cash Equivalents & Short Term Paper                        6.3%
Consumer Services                                          4.6%
Energy                                                     4.2%
Semiconductors                                             4.2%
Insurance                                                  3.5%
Retail                                                     2.8%
Health Services & Systems                                  2.5%
Telecommunications                                         2.4%
Utilities                                                  2.0%
Other (below 2%)                                           2.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. SPINNAKER EXPLORATION CO. (1.1%) Involved in the exploration, development, and production of natural gas and oil. The Company has license to blocks of mostly contiguous, recent vintage 3-D seismic data.

2. CLECO CORP. (1.1%) Generates, transmits, distributes and sells electric energy to customers in Louisiana. The Company, through subsidiary, markets energy and energy management services, and also is involved in energy asset development opportunities in the southeastern region on the United States.

3. CHARLES RIVER LABORATORIES INTERNATIONAL, INC. (1.1%) Provides research tools and support services that enable drug discovery and development. The Company provides the animal research models required in research and development for new drugs, devices and therapies. Charles River's customers include pharmaceutical and biotechnology companies, hospitals and academic institutions.

4. W.R. BERKLEY CORP. (1.1%) An insurance holding company which conducts operations in various segments of the property and casualty insurance business. Segments include specialty lines of insurance, alternative markets, reinsurance, regional property and casualty insurance and international.

5. COUSINS PROPERTIES, INC. (1.1%) A real estate investment trust that derives its revenues from the acquisition, financing, development, management and leasing of commercial properties.

6. CITY NATIONAL CORP. (1.1%) Holding company for City National Bank. The bank provides commercial and personal loans of all types, deposit, cash management, international banking and other products and services in Southern California.

7. MCDERMOTT INTERNATIONAL, INC. (1.0%) A worldwide energy services company. The Company and its subsidiaries manufacture steam-generating and environmental equipment and products for the U.S. government. McDermott also provides engineering and construction services to industrial, utility and hydrocarbon processing facilities, and to the shipping and offshore oil and gas industries.

8. NEUROCRINE BIOSCIENCES, INC. (1.0%) Develops, therapeutic interventions for anxiety, depression, Alzheimer's disease, insomnia, stroke, malignant brain tumors, multiple sclerosis, obesity and diabetes. Neurocrine Biosciences is focused on the discovery and development of therapeutics for neuropsychiatric, neuroinflamatory, and neurodegenerative disorders.

9. ON ASSIGNMENT, INC. (1.0%) Places professional employees on both long and short-term assignment through its Lab Support, Healthcare Financial Staffing and Environmental Staff divisions. The Company provides temporary scientific, environmental and medical billing and collections professional to a range of industries through a network of branch offices.

10. CENTERPOINT PROPERTIES CORP. (0.9%) A real estate investment trust (REIT) that manages, invests, develops and redevelops warehouse and industrial facilities in the Chicago regional market.

TOP 10 EQUITY HOLDINGS COMPRISED 10.5% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF NOVEMBER 30, 2001 THE FUND HELD 262 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                          1 YEAR        3 YEAR        5 YEARS      10 YEARS
                          ------        ------        -------      --------
Institutional Shares       -4.68%         6.28%         6.04%        11.20%
Select Shares              -4.86%         6.09%         5.89%        11.10%

10-YEAR PERFORMANCE (11/30/91 TO 11/30/01)

[CHART]

                                                           LIPPER
         JPMorgan U.S. SMALL         S&P 500          SMALL-CAP GROWTH
            COMPANY FUND              INDEX             FUNDS AVERAGE
         -------------------       -----------        ----------------
11/91        $ 3,000,000           $ 3,000,000           $ 3,000,000
12/91        $ 3,439,500           $ 3,342,600           $ 3,372,300
 1/92        $ 3,642,774           $ 3,280,428           $ 3,515,960
 2/92        $ 3,690,495           $ 3,322,745           $ 3,560,964
 3/92        $ 3,536,232           $ 3,258,284           $ 3,388,614
 4/92        $ 3,275,612           $ 3,353,752           $ 3,213,422
 5/92        $ 3,285,439           $ 3,370,185           $ 3,205,389
 6/92        $ 3,114,924           $ 3,319,969           $ 3,062,749
 7/92        $ 3,310,230           $ 3,455,424           $ 3,177,602
 8/92        $ 3,195,365           $ 3,384,933           $ 3,104,199
 9/92        $ 3,306,883           $ 3,424,876           $ 3,191,117
10/92        $ 3,472,558           $ 3,436,520           $ 3,354,183
11/92        $ 3,866,346           $ 3,553,362           $ 3,623,859
12/92        $ 4,092,528           $ 3,597,068           $ 3,733,662
 1/93        $ 4,180,926           $ 3,627,284           $ 3,794,521
 2/93        $ 3,967,699           $ 3,676,615           $ 3,609,728
 3/93        $ 4,118,472           $ 3,754,191           $ 3,743,649
 4/93        $ 3,941,377           $ 3,663,340           $ 3,599,893
 5/93        $ 4,120,316           $ 3,761,151           $ 3,836,406
 6/93        $ 4,136,797           $ 3,772,058           $ 3,863,644
 7/93        $ 4,133,488           $ 3,756,970           $ 3,882,190
 8/93        $ 4,274,026           $ 3,899,359           $ 4,092,604
 9/93        $ 4,361,644           $ 3,869,334           $ 4,264,903
10/93        $ 4,414,856           $ 3,949,429           $ 4,325,891
11/93        $ 4,310,665           $ 3,911,910           $ 4,157,181
12/93        $ 4,444,296           $ 3,959,244           $ 4,352,153
 1/94        $ 4,564,736           $ 4,093,858           $ 4,471,837
 2/94        $ 4,502,199           $ 3,982,915           $ 4,476,756
 3/94        $ 4,306,804           $ 3,809,658           $ 4,207,703
 4/94        $ 4,273,641           $ 3,858,421           $ 4,195,501
 5/94        $ 4,169,792           $ 3,921,314           $ 4,098,585
 6/94        $ 4,015,927           $ 3,825,242           $ 3,892,426
 7/94        $ 4,098,253           $ 3,950,709           $ 3,960,543
 8/94        $ 4,294,150           $ 4,112,293           $ 4,235,405
 9/94        $ 4,256,791           $ 4,011,953           $ 4,282,842
10/94        $ 4,286,162           $ 4,101,821           $ 4,378,777
11/94        $ 4,098,429           $ 3,952,515           $ 4,229,461
12/94        $ 4,186,135           $ 4,011,012           $ 4,334,352
 1/95        $ 4,177,763           $ 4,114,897           $ 4,264,569
 2/95        $ 4,374,953           $ 4,274,967           $ 4,445,386
 3/95        $ 4,513,202           $ 4,401,078           $ 4,600,530
 4/95        $ 4,622,421           $ 4,530,470           $ 4,637,795
 5/95        $ 4,681,126           $ 4,711,236           $ 4,686,955
 6/95        $ 4,924,544           $ 4,820,537           $ 5,052,538
 7/95        $ 5,176,189           $ 4,980,096           $ 5,509,792
 8/95        $ 5,281,265           $ 4,992,547           $ 5,590,786
 9/95        $ 5,371,575           $ 5,203,232           $ 5,766,896
10/95        $ 5,194,850           $ 5,184,500           $ 5,582,355
11/95        $ 5,410,436           $ 5,411,582           $ 5,816,814
12/95        $ 5,520,809           $ 5,516,025           $ 5,923,844
 1/96        $ 5,557,246           $ 5,703,570           $ 5,868,752
 2/96        $ 5,757,307           $ 5,756,613           $ 6,195,641
 3/96        $ 5,839,061           $ 5,811,877           $ 6,393,282
 4/96        $ 6,139,189           $ 5,897,311           $ 7,016,627
 5/96        $ 6,347,921           $ 6,048,872           $ 7,389,210
 6/96        $ 6,088,926           $ 6,071,858           $ 7,030,095
 7/96        $ 5,666,355           $ 5,803,482           $ 6,304,589
 8/96        $ 5,964,972           $ 5,925,935           $ 6,764,194
 9/96        $ 6,205,360           $ 6,258,973           $ 7,192,367
10/96        $ 6,238,869           $ 6,431,720           $ 6,931,284
11/96        $ 6,469,707           $ 6,917,315           $ 7,055,354
12/96        $ 6,670,915           $ 6,780,352           $ 7,132,257
 1/97        $ 6,813,672           $ 7,203,446           $ 7,309,851
 2/97        $ 6,665,816           $ 7,260,354           $ 6,817,898
 3/97        $ 6,340,524           $ 6,962,679           $ 6,341,327
 4/97        $ 6,301,213           $ 7,377,655           $ 6,234,792
 5/97        $ 6,947,087           $ 7,828,429           $ 7,140,084
 6/97        $ 7,272,211           $ 8,176,795           $ 7,562,063
 7/97        $ 7,740,541           $ 8,826,850           $ 8,042,254
 8/97        $ 7,895,352           $ 8,332,546           $ 8,204,708
 9/97        $ 8,388,022           $ 8,788,336           $ 8,892,262
10/97        $ 8,035,725           $ 8,494,806           $ 8,426,308
11/97        $ 8,071,886           $ 8,888,115           $ 8,249,355
12/97        $ 8,184,892           $ 9,040,991           $ 8,277,403
 1/98        $ 7,943,438           $ 9,140,442           $ 8,161,519
 2/98        $ 8,689,327           $ 9,799,468           $ 8,846,271
 3/98        $ 9,143,778           $10,301,201           $ 9,287,700
 4/98        $ 9,070,628           $10,406,273           $ 9,364,788
 5/98        $ 8,582,628           $10,227,285           $ 8,720,490
 6/98        $ 8,526,841           $10,642,513           $ 8,934,142
 7/98        $ 7,786,711           $10,529,702           $ 8,289,097
 8/98        $ 6,257,401           $ 9,008,160           $ 6,454,720
 9/98        $ 6,684,782           $ 9,585,583           $ 6,971,743
10/98        $ 6,887,331           $10,363,933           $ 7,284,774
11/98        $ 7,224,810           $10,991,987           $ 7,911,265
12/98        $ 7,752,943           $11,625,125           $ 8,769,637
 1/99        $ 7,765,348           $12,111,056           $ 8,981,862
 2/99        $ 7,094,422           $11,734,402           $ 8,163,615
 3/99        $ 7,375,361           $12,203,778           $ 8,530,977
 4/99        $ 7,771,418           $12,676,064           $ 8,914,871
 5/99        $ 7,656,401           $12,376,909           $ 9,008,478
 6/99        $ 8,231,397           $13,063,827           $ 9,834,555
 7/99        $ 8,192,709           $12,656,236           $ 9,806,035
 8/99        $ 8,071,457           $12,592,955           $ 9,664,828
 9/99        $ 8,301,494           $12,247,908           $ 9,909,348
10/99        $ 8,679,212           $13,023,200           $10,474,181
11/99        $ 9,779,736           $13,287,571           $11,806,497
12/99        $11,187,040           $14,068,880           $14,000,144
 1/00        $11,129,986           $13,362,623           $13,813,942
 2/00        $13,318,141           $13,110,069           $17,376,557
 3/00        $12,115,513           $14,392,234           $16,238,393
 4/00        $10,387,841           $13,959,028           $14,330,382
 5/00        $ 9,664,847           $13,672,868           $13,085,071
 6/00        $11,250,848           $14,009,220           $15,302,991
 7/00        $10,681,555           $13,790,676           $14,331,251
 8/00        $11,904,594           $14,647,077           $16,010,874
 9/00        $11,578,408           $13,873,712           $15,375,242
10/00        $10,745,920           $13,815,442           $14,400,452
11/00        $ 9,099,645           $12,726,785           $11,896,213
12/00        $10,115,166           $12,789,146           $12,906,202
 1/01        $10,253,743           $13,243,161           $13,237,891
 2/01        $ 9,186,329           $12,036,709           $11,510,346
 3/01        $ 8,520,320           $11,274,785           $10,460,603
 4/01        $ 9,390,245           $12,149,709           $11,700,184
 5/01        $ 9,755,525           $12,231,112           $11,968,118
 6/01        $ 9,938,929           $11,933,896           $12,286,470
 7/01        $ 9,397,257           $11,816,944           $11,618,086
 8/01        $ 8,972,501           $11,078,385           $10,936,105
 9/01        $ 7,692,125           $10,184,359           $ 9,249,757
10/01        $ 8,109,039           $10,378,880           $ 9,995,288
11/01        $ 8,672,699           $11,174,940           $10,753,930

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund commenced operations on 11/4/93.

Returns for Institutional Shares include performance of its predecessor account, J.P. Morgan Institutional U.S. Small Company Fund, for the period dating back ten years, prior to its commencement of operations on 11/4/93.

Returns for Select Shares include performance of its predecessor account, J.P. Morgan U.S. Small Company Fund, for the period dating back ten years, prior to its commencement of operations on 9/10/01.

The mountain chart illustrates comparative performance for $3,000,000 invested in Institutional Shares of JPMorgan U.S. Small Company Fund, the S&P 500 Index, and the Lipper Small-Cap Growth Funds Average from November 30, 1991 to November 30, 2001. The performance of the Fund assumes reinvestment of all dividends. The performance of the Index reflects an initial investment at the end of the month following the Fund's inception. The performance of the Index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Small-Cap Growth Funds Average describes the average total return for all funds in the Lipper category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                         JPMorgan U.S. SMALL COMPANY
                              OPPORTUNITIES FUND
                           AS OF NOVEMBER 30, 2001

HOW THE FUND PERFORMED
JPMorgan U.S. Small Company Opportunities Fund, which seeks to provide long-term growth through small-cap stocks, had a loss of 18.62% during the six months ended November 30,2001. This compares to a loss of 12.25% from the Russell 2000 Growth Index, the Fund's benchmark.

HOW THE FUND WAS MANAGED
Small company stocks suffered from a host of negative economic and stock market developments over the past six months. Corporate capital and information technology expenditures fell sharply and the relatively rapid rate of these developments hit many of our holdings particularly hard, as they were generally unable to compensate for lost revenues by tapping new revenue streams, or by managing for a slower growth operating environment.

Small cap growth stocks also suffered from a pronounced shift from growth to value investing over this period. This hurt all growth stocks, but was especially injurious to small growth names.

Beyond this, small caps were, for the most part, unable to access to the capital and equity markets during this time. While some larger issuers were able to benefit from interest rate cuts, riskier small caps found few takers for their debt. The same held true in the equity markets, where the IPO pipeline was virtually shut down.

During this exceedingly trying time for small caps, the Fund's exposure to the technology sector hurt performance the most. Going into the recent downturn, many thought that tech was immune to an economic slowdown. Such turned out not to be the case, as many "name-brand" techs and their smaller counterparts were literally crushed as the economy soured. Unfortunately, the Fund held several such names--Netegrity, Internet Security Systems and the like--and performance declined proportionately.

Heller Financial and Gilead Sciences helped bolster performance during the period. Heller was purchased earlier in the year by GE for approximately $5 billion. Gilead, a pharmaceutical company, prospered from being in a more stable, and thus more desireable, growth sector at this time and from the potential of several new drugs that were moving smoothly through clinical trials.

LOOKING AHEAD
Small cap stocks may remain depressed over the next few months, at least until the economy turns around and corporations once again open their purse strings. This should begin to take place sometime in the second or third quarters of 2002. As small cap stock prices tend to lead economic recoveries, we may see a continuation of the current small cap up-cycle. In the meantime, the Fund is positioned to focus on those companies with strong management teams, unique franchises and exceptional growth opportunities, which should enable it to participate in the next year.

In so far as our investment process is concerned, we have carefully reviewed it and more specifically, our security selection methodology and portfolio holdings, in light of the attacks. While we've made no sweeping changes to our investment process, we've made minor adjustments to the portfolio's composition, resulting in a more defensively positioned portfolio.

                                  (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Pharmaceuticals                                       17.0%
Software & Services                                   14.4%
Consumer Cyclical                                     10.1%
Industrial Cyclical                                    9.0%
Semiconductors                                         7.9%
Finance                                                6.2%
Energy                                                 6.1%
Telecommunications                                     5.2%
Cash Equivalents & Short Term Paper                    5.0%
Health Services & Systems                              4.1%
Retail                                                 3.8%
Basic Materials                                        3.6%
Consumer Services                                      3.4%
Other (below 2%)                                       4.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. NEUROCRINE BIOSCIENCES, INC. (2.0%) Develops therapeutic interventions for anxiety, depression, Alzheimer's disease, insomnia, stroke, malignant brain tumors, multiple sclerosis, obesity and diabetes. Neurocrine Biosciences is focused on the discovery and development of therapeutics for neuropsychiatric, neuroinflamatory, and neurodegenerative disorders.

2. SPINNAKER EXPLORATION CO. (1.5%) Involved in the exploration, development, and production of natural gas and oil. The Company has license to blocks of mostly contiguous, recent vintage 3-D seismic data.

3. ABGENIX, INC. (1.5%) Develops antibody therapeutic products for the treatment of a variety of diseases and conditions. The Company's products treat transplant-related diseases, inflammatory and autoimmune disorders and cancer.

4. ADVANCED FIBRE COMMUNICATION, INC. (1.3%) Designs, develops, manufactures, markets and supports the Universal Modular Carrier 1000 multi-feature digital loop carrier system. The Company's product enables service providers to connect subscribers to the central office switch for voice and data communications.

5. CHARLES RIVER LABORATORIES INTERNATIONAL, INC. (1.2%) Provides research tools and support services that enable drug discovery and development. The Company provides the animal research models required in research and development for new drugs, devices and therapies. Charles River's customers include pharmaceutical and biotechnology companies, hospitals and academic institutions.

6. CORE LABORATORIES NV (NETHERLANDS) (1.2%) Provides reservoir description, production enhancement and reservoir management services. The Company's customers include major, national and independent oil and gas producers. Core also manufactures and sells petroleum reservoir rock and fluid analysis instrumentation and other integrated systems.

7. LIFEPOINT HOSPITALS, INC. (1.1%) Provides health care services through its hospitals. The Company's facilities are primarily located in non-urban areas where its hospital is the only one in the community.

8. OM GROUP, INC. (1.1%) Produces and markets value-added metal-based specialty chemicals and powders. The Company supplies metal carboxylates, inorganic metal salts and metal powders for diverse applications to a variety of industries. OM's products are used to manufacture coatings, custom catalysts, liquid detergents, lubricants, fuel additives, colorants and rechargeable batteries.

9. EXAR CORP. (1.1%) Designs, develops and markets analog and mixed-signal integrated circuits for use in communications, video and imaging products. The Company also produces digital integrated circuits in communications products, as well as general purpose analog integrated circuits.

10. HOOPER HOLMES, INC. (1.1%) Provides medical and other underwriting information on insurance policy applicants to the life and health insurance industry.

TOP 10 EQUITY HOLDINGS COMPRISED 13.1% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF NOVEMBER 30, 2001 THE FUND HELD 169 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                             SINCE INCEPTION
                       1 YEAR     3 YEAR         6/16/97
                       ------     ------     ---------------
Select Shares          -19.79%     -0.22%         2.65%

LIFE OF FUND PERFORMANCE (06/16/97) TO 11/30/01)

[CHART]

                  JPMorgan
             U.S. SMALL COMPANY         RUSSELL          LIPPER SMALL COMPANY
             OPPORTUNITES FUND     2000 GROWTH INDEX      GROWTH FUNDS INDEX
             ------------------    -----------------     --------------------
 5/97            $1,000,000           $1,000,000               $1,000,000
 6/97            $1,028,000           $1,033,900               $1,053,500
 7/97            $1,092,970           $1,086,836               $1,116,921
 8/97            $1,114,938           $1,119,441               $1,134,680
 9/97            $1,222,976           $1,208,772               $1,230,220
10/97            $1,151,921           $1,136,125               $1,167,356
11/97            $1,136,946           $1,109,085               $1,140,973
12/97            $1,183,902           $1,109,751               $1,125,798
 1/98            $1,182,955           $1,094,991               $1,109,137
 2/98            $1,288,947           $1,191,679               $1,198,755
 3/98            $1,363,964           $1,241,610               $1,252,938
 4/98            $1,360,963           $1,249,184               $1,262,085
 5/98            $1,256,986           $1,158,368               $1,172,729
 6/98            $1,268,047           $1,170,183               $1,207,090
 7/98            $1,186,005           $1,072,473               $1,116,317
 8/98            $  905,040           $  824,946               $  872,513
 9/98            $1,012,016           $  908,596               $  919,193
10/98            $1,045,008           $  956,025               $  955,409
11/98            $1,131,012           $1,030,212               $1,033,084
12/98            $1,245,696           $1,123,446               $1,136,599
 1/99            $1,303,248           $1,174,001               $1,164,105
 2/99            $1,189,213           $1,066,580               $1,052,118
 3/99            $1,229,290           $1,104,551               $1,099,673
 4/99            $1,274,528           $1,202,082               $1,142,561
 5/99            $1,250,949           $1,204,006               $1,148,845
 6/99            $1,389,679           $1,267,457               $1,256,377
 7/99            $1,384,537           $1,228,292               $1,251,979
 8/99            $1,361,969           $1,182,354               $1,234,452
 9/99            $1,412,362           $1,205,174               $1,279,262
10/99            $1,485,381           $1,236,026               $1,353,843
11/99            $1,688,879           $1,366,674               $1,524,698
12/99            $2,013,650           $1,607,619               $1,832,077
 1/00            $2,083,524           $1,592,668               $1,813,024
 2/00            $2,616,906           $1,963,282               $2,344,240
 3/00            $2,220,183           $1,756,941               $2,160,217
 4/00            $1,849,190           $1,579,490               $1,893,214
 5/00            $1,634,314           $1,441,126               $1,738,349
 6/00            $2,042,403           $1,627,320               $2,044,473
 7/00            $1,863,488           $1,487,859               $1,911,377
 8/00            $2,193,512           $1,644,381               $2,135,391
 9/00            $2,084,494           $1,562,656               $2,029,689
10/00            $1,851,240           $1,435,768               $1,877,462
11/00            $1,401,018           $1,175,033               $1,557,730
12/00            $1,577,967           $1,246,945               $1,695,434
 1/01            $1,607,475           $1,347,822               $1,747,145
 2/01            $1,341,277           $1,163,036               $1,523,510
 3/01            $1,155,510           $1,057,316               $1,375,577
 4/01            $1,349,173           $1,186,731               $1,524,140
 5/01            $1,380,879           $1,214,264               $1,565,444
 6/01            $1,385,436           $1,248,870               $1,604,893
 7/01            $1,261,994           $1,142,341               $1,515,500
 8/01            $1,179,333           $1,070,945               $1,425,783
 9/01            $  940,282           $  898,095               $1,203,218
10/01            $1,021,805           $  984,491               $1,291,414
11/01            $1,123,620           $1,066,696               $1,391,499

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund commenced operations on 6/16/97.

Returns for Select Shares include performance of its predecessor, J.P. Morgan U.S. Small Company Opportunities Fund, for the period dating back to 6/16/97.

The mountain chart illustrates comparative performance for $1,000,000 invested in Select Shares of JPMorgan U.S. Small Company Opportunities Fund, Russell 2000 Growth Index, and the Lipper Small Company Growth Funds Index from June 16, 1997 to November 30, 2001. The performance of the Fund assumes reinvestment of all dividends. The performance of the Index reflects an initial investment at the end of the month following the Fund's inception. The performance of the Index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Growth Index is an unmanaged index of small, growth-oriented U.S. stocks. The Lipper Small Company Growth Funds Index describes the average total return for all funds in the indicated Lipper category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

                                  (UNAUDITED)

                        JPMorgan DISCIPLINED EQUITY FUND
                            PORTFOLIO OF INVESTMENTS

As of November 30, 2001 (unaudited)
(Amounts in Thousands)


            SHARES      ISSUER                                    VALUE
            ----------------------------------------------------------------
            LONG-TERM INVESTMENTS -- 98.8%
            ----------------------------------------------------------------
                        COMMON STOCKS -- 98.6%
                        AEROSPACE -- 0.9%
                6       General Dynamics Corp.                    $      482
               58       Goodrich Corp.                                 1,423
               34       Lockheed Martin Corp.                          1,570
              135       United Technologies Corp.                      8,152
                                                                  ----------
                                                                      11,627
                        AIRLINES -- 0.3%
               20       AMR Corp. *                                      427
               74       Delta Air Lines, Inc.                          2,153
               51       Southwest Airlines, Inc.                         953
                                                                  ----------
                                                                       3,533
                        APPAREL -- 0.4%
               67       Jones Apparel Group, Inc. *                    2,095
               58       Nike, Inc., Class B                            3,057
                                                                  ----------
                                                                       5,152
                        AUTOMOTIVE -- 0.3%
               70       Delphi Automotive Systems Corp.                  965
               31       Ford Motor Co.                                   595
               15       Harley-Davidson, Inc.                            778
               27       Lear Corp. *                                     975
               66       Visteon Corp.                                    911
                                                                  ----------
                                                                       4,224
                        BANKING -- 3.4%
                1       Astoria Financial Corp.                           55
               65       Bank of New York Co., Inc.                     2,558
              263       Bank One Corp.                                 9,835
               36       Banknorth Group, Inc.                            773
               14       Compass Bancshares, Inc.                         381
               40       Golden State Bancorp., Inc.                      995
               40       GreenPoint Financial Corp.                     1,430
               36       Hibernia Corp., Class A                          585
               20       IndyMac Bancorp., Inc. *                         445
               43       National Commerce Financial Corp.              1,042
              112       PNC Financial Services Group, Inc.             6,467
              651       U.S. Bancorp.                                 12,349
              177       Wachovia Corp.                                 5,487
                7       Wilmington Trust Corp.                           442
                                                                  ----------
                                                                      42,844
                        BIOTECHNOLOGY -- 1.6%
              234       Amgen, Inc. *                                 15,512
              119       Human Genome Sciences, Inc. *                  5,037
                                                                  ----------
                                                                      20,549
                        BROADCASTING/CABLE -- 0.6%
               72       Adelphia Communications Corp., Class A *       1,818
              141       Comcast Corp., Class A *                       5,362
                                                                  ----------
                                                                       7,180
                        BUSINESS SERVICES -- 0.7%
              550       Cendant Corp. *                                9,365


                       See notes to financial statements.


            SHARES      ISSUER                                    VALUE
            ----------------------------------------------------------------
            LONG-TERM INVESTMENTS -- CONTINUED
            ----------------------------------------------------------------
                        CHEMICALS -- 1.2%
                2       Air Products & Chemicals, Inc.            $       78
              127       Dow Chemical Co.                               4,748
               77       PPG Industries, Inc.                           4,124
               96       Praxair, Inc.                                  5,096
               38       Rohm & Haas Co.                                1,349
                                                                  ----------
                                                                      15,395
                        COMPUTER NETWORKS -- 2.0%
            1,071       Cisco Systems, Inc. *                         21,897
               54       Electronic Data Systems Corp.                  3,717
                                                                  ----------
                                                                      25,614
                        COMPUTER SOFTWARE -- 5.9%
               0^       Autodesk, Inc.                                    15
               77       Automatic Data Processing, Inc.                4,276
               77       BEA Systems, Inc. *                            1,286
               59       Citrix Systems, Inc. *                         1,318
                3       Computer Associates International, Inc.           93
              718       Microsoft Corp. *                             46,090
              136       NCR Corp. *                                    5,219
              618       Oracle Corp. *                                 8,668
               63       Peregrine Systems, Inc. *                        973
              121       Siebel Systems, Inc. *                         2,695
               54       Veritas Software Corp. *                       2,104
                                                                  ----------
                                                                      72,737
                        COMPUTERS/COMPUTER HARDWARE -- 4.2%
              234       Compaq Computer Corp.                          2,371
              288       Dell Computer Corp. *                          8,055
               16       EMC Corp. *                                      269
               67       Hewlett-Packard Co.                            1,482
              268       International Business Machines Corp.         31,024
              651       Sun Microsystems, Inc. *                       9,272
                                                                  ----------
                                                                      52,473
                        CONSTRUCTION MATERIALS -- 0.1%
               86       Masco Corp.                                    1,794
                        CONSUMER PRODUCTS -- 4.8%
               0^       Black & Decker Corp.                               7
              125       Colgate-Palmolive Co.                          7,266
               68       Eastman Kodak Co.                              2,061
                2       Estee Lauder Companies, Inc., Class A             53
               47       Gillette Co.                                   1,537
              147       Kimberly-Clark Corp.                           8,557
              526       Philip Morris Companies, Inc.                 24,803
              200       Procter & Gamble Co.                          15,492
                                                                  ----------
                                                                      59,776
                        DIVERSIFIED -- 5.7%
            1,177       General Electric Co.                          45,303
              437       Tyco International LTD (Bermuda)              25,672
                                                                  ----------
                                                                      70,975


                       See notes to financial statements.


            SHARES      ISSUER                              VALUE
            ----------------------------------------------------------------
            LONG-TERM INVESTMENTS -- CONTINUED
            ----------------------------------------------------------------
                        ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.4%
               31       Emerson Electric Co.                      $    1,697
               44       Johnson Controls, Inc.                         3,523
                                                                  ----------
                                                                       5,220
                        ENVIRONMENTAL SERVICES -- 0.6%
               11       Applied Biosystems Group - Applera Corp.         354
              226       Waste Management, Inc.                         6,607
                                                                  ----------
                                                                       6,961
                        FINANCIAL SERVICES -- 9.6%
               42       AmeriCredit Corp. *                              966
              155       Capital One Financial Corp.                    7,770
              447       Charles Schwab Corp.                           6,415
               25       Charter One Financial, Inc.                      686
              856       Citigroup, Inc.                               40,993
              219       Countrywide Credit Industries, Inc.            9,307
              249       E*Trade Group, Inc. *                          1,991
              206       Fannie Mae                                    16,168
              127       Federal Home Loan Mortgage Corp.               8,377
               63       Goldman Sachs Group, Inc.                      5,583
               81       Household International, Inc.                  4,766
               47       Instinet Group, Inc. *                           407
               13       Marshall & Ilsley Corp.                          817
               57       MBNA Corp.                                     1,847
               16       Merrill Lynch & Co., Inc.                        816
               96       Stilwell Financial, Inc.                       2,268
               25       T. Rowe Price Group, Inc.                        786
               19       Union Planters Corp.                             825
              280       Washington Mutual, Inc.                        8,768
                                                                  ----------
                                                                     119,556
                        FOOD/BEVERAGE PRODUCTS -- 3.8%
              262       Coca-Cola Co.                                 12,285
               53       H.J. Heinz Co.                                 2,017
              148       Kraft Foods, Inc., Class A                     4,908
               58       Kroger Co. *                                   1,471
              125       PepsiCo, Inc.                                  6,064
              235       Safeway, Inc. *                               10,458
              170       Sysco Corp.                                    4,175
              118       Unilever NV, N.Y.
                          Registered Shares (Netherlands)              6,737
                                                                  ----------
                                                                      48,115
                        HEALTH CARE/HEALTH CARE SERVICES -- 2.4%
              207       Baxter International, Inc.                    10,769
              116       Becton, Dickinson & Co.                        3,922
               25       C.R. Bard, Inc.                                1,577
               77       Guidant Corp. *                                3,744
               77       HCA, Inc.                                      2,983
               19       St. Jude Medical, Inc. *                       1,423
               95       Tenet Healthcare Corp. *                       5,682
                2       Wellpoint Health Networks, Inc. *                259
                                                                  ----------
                                                                      30,359


                       See notes to financial statements.


            SHARES      ISSUER                                    VALUE
            ----------------------------------------------------------------
            LONG-TERM INVESTMENTS -- CONTINUED
            ----------------------------------------------------------------
                        HOTELS/OTHER LODGING -- 0.4%
               84       Marriott International, Inc.,
                        Class A                                   $    3,171
               63       Starwood Hotels & Resorts
                         Worldwide, Inc.                               1,707
                                                                  ----------
                                                                       4,878
                        INSURANCE -- 4.7%
              219       AFLAC, Inc.                                    5,990
              206       Allstate Corp.                                 7,060
               76       AMBAC Financial Group, Inc.                    4,234
              252       American International Group, Inc.            20,749
               84       CIGNA Corp.                                    7,636
                5       Hartford Financial Services Group, Inc.          296
               51       Jefferson-Pilot Corp.                          2,252
               58       Lincoln National Corp.                         2,757
               72       MBIA, Inc.                                     3,641
               11       MetLife, Inc.                                    288
               17       Protective Life Corp.                            481
               58       Torchmark Corp.                                2,280
               61       UnumProvident Corp.                            1,563
                                                                  ----------
                                                                      59,227
                        INTERNET SERVICES/SOFTWARE -- 0.0%
                5       eBay, Inc. *                                     334
                6       VeriSign, Inc. *                                 220
                                                                  ----------
                                                                         554
                        MACHINERY & ENGINEERING EQUIPMENT -- 0.4%
               56       Caterpillar, Inc.                              2,632
               40       Ingersoll-Rand Co.                             1,684
                8       Rockwell International Corp.                     130
                                                                  ----------
                                                                       4,446
                        MANUFACTURING -- 0.6%
               17       Cooper Industries, Inc.                          678
               61       Danaher Corp.                                  3,590
               27       Eaton Corp.                                    1,900
               31       ITT Industries, Inc.                           1,515
                                                                  ----------
                                                                       7,683
                        METALS/MINING -- 1.3%
               85       Alcan, Inc. (Canada)                           3,073
              334       Alcoa, Inc.                                   12,904
                                                                  ----------
                                                                      15,977
                        MULTI-MEDIA -- 3.6%
              487       AOL Time Warner, Inc. *                       16,996
               58       Fox Entertainment Group, Inc. *                1,483
               93       Gannett Co., Inc.                              6,473
              156       Gemstar-TV Guide International, Inc. *         4,315
              269       Liberty Media Corp. *                          3,531
              289       Viacom, Inc., Class B *                       12,619
                                                                  ----------
                                                                      45,417
                        OIL & GAS -- 5.5%
                4       Anadarko Petroleum Corp.                         197
                4       Baker Hughes, Inc.                               115
              223       ChevronTexaco Corp.                           18,940
              246       Conoco, Inc.                                   6,728
               62       Cooper Cameron Corp. *                         2,257

                       See notes to financial statements.


            SHARES      ISSUER                                    VALUE
            ----------------------------------------------------------------
            LONG-TERM INVESTMENTS -- CONTINUED
            ----------------------------------------------------------------
                        OIL & GAS -- CONTINUED
               49       Diamond Offshore Drilling, Inc.           $    1,349
              765       Exxon Mobil Corp.                             28,596
              101       Globalsantafe Corp.                            2,445
                5       Phillips Petroleum Co.                           284
              168       Royal Dutch Petroleum Co.,
                          N.Y. Registered Shares (Netherlands)         8,102
                                                                  ----------
                                                                      69,013
                        PAPER/FOREST PRODUCTS -- 0.1%
               41       Georgia-Pacific Group                          1,321
                9       Temple-Inland, Inc.                              526
                                                                  ----------
                                                                       1,847
                        PHARMACEUTICALS -- 10.3%
              143       Abbott Laboratories                            7,843
              232       American Home Products Corp.                  13,949
               32       Bristol-Myers Squibb Co.                       1,726
               44       Cardinal Health, Inc.                          2,999
               93       Forest Laboratories, Inc. *                    6,570
              269       Johnson & Johnson                             15,675
              168       Lilly (Eli) & Co.                             13,872
              145       Merck & Co., Inc.                              9,817
              870       Pfizer, Inc.                                  37,689
               93       Pharmacia Corp.                                4,120
              363       Schering-Plough Corp.                         12,952
               42       Vertex Pharmaceuticals, Inc. *                 1,065
                                                                  ----------
                                                                     128,277
                        PIPELINES -- 1.0%
              124       Dynegy, Inc., Class A                          3,766
              189       El Paso Corp.                                  8,415
                                                                  ----------
                                                                      12,181
                        REAL ESTATE INVESTMENT TRUST -- 0.1%
                3       Boston Properties, Inc.                          112
               10       CarrAmerica Realty Corp.                         280
               12       General Growth Properties, Inc.                  458
               11       Liberty Property Trust                           325
               19       ProLogis Trust                                   419
                                                                  ----------
                                                                       1,594
                        RESTAURANTS/FOOD SERVICES -- 0.5%
              217       McDonald's Corp.                               5,816
                        RETAILING -- 6.1%
              117       Abercrombie & Fitch Co., Class A *             2,803
               53       Bed Bath & Beyond, Inc. *                      1,731
               33       Circuit City Stores, Inc.                        570
               23       Costco Wholesale Corp. *                         957
              158       Federated Department Stores, Inc. *            5,835
              452       Home Depot, Inc.                              21,109
              106       Kohl's Corp. *                                 7,206
              202       Target Corp.                                   7,576
              159       TJX Companies, Inc.                            5,985
              390       Wal-Mart Stores, Inc.                         21,519
                                                                  ----------
                                                                      75,291

                       See notes to financial statements.


            SHARES      ISSUER                                    VALUE
            ----------------------------------------------------------------
            LONG-TERM INVESTMENTS -- CONTINUED
            ----------------------------------------------------------------
                        SEMI-CONDUCTORS -- 4.3%
              129       Altera Corp. *                            $    2,931
               48       Analog Devices, Inc. *                         2,032
              216       Applied Materials, Inc. *                      8,580
                4       Broadcom Corp., Class A *                        180
              837       Intel Corp.                                   27,330
               30       Lattice Semiconductor Corp. *                    585
               55       Linear Technology Corp.                        2,244
               27       Maxim Integrated Products, Inc. *              1,502
              109       Texas Instruments, Inc.                        3,503
              142       Xilinx, Inc. *                                 5,135
                                                                  ----------
                                                                      54,022
                        SHIPPING/TRANSPORTATION -- 0.1%
               29       C.H. Robinson Worldwide, Inc.                    795
               11       GATX Corp.                                       301
                                                                  ----------
                                                                       1,096
                        TELECOMMUNICATIONS -- 5.6%
               83       American Tower Corp., Class A *                  729
              378       AT&T Corp.                                     6,606
              188       AT&T Wireless Services, Inc. *                 2,621
              133       BellSouth Corp.                                5,128
              163       Charter Communications, Inc. *                 2,505
               83       Nextel Communications, Inc., Class A       *     885
              417       Qwest Communications International,       Inc. 4,960
              328       SBC Communications, Inc.                      12,272
              285       Sprint Corp. (PCS Group) *                     7,108
              421       Verizon Communications, Inc.                  19,782
               14       WorldCom, Inc. - MCI Group                       186
              488       WorldCom, Inc. - WorldCom Group *              7,093
                                                                  ----------
                                                                      69,875
                        TELECOMMUNICATIONS EQUIPMENT -- 1.6%
               82       CIENA Corp. *                                  1,452
               77       JDS Uniphase Corp. *                             773
               31       Juniper Networks, Inc. *                         767
              280       Lucent Technologies, Inc.                      2,052
              590       Motorola, Inc.                                 9,821
               87       Qualcomm, Inc. *                               5,126
                                                                  ----------
                                                                      19,991
                        TOYS & GAMES -- 0.4%
               87       Hasbro, Inc.                                   1,433
              224       Mattel, Inc.                                   4,131
                                                                  ----------
                                                                       5,564
                        TRANSPORTATION -- 0.4%
              155       Burlington Northern Santa Fe Corp.             4,555

                        UTILITIES -- 2.5%
               24       Ameren Corp.                                     961
               60       Cinergy Corp.                                  1,775
               75       CMS Energy Corp.                               1,736
               80       DTE Energy Co.                                 3,283
              205       Edison International *                         3,091
              178       Entergy Corp.                                  6,583

                       See notes to financial statements.


            SHARES      ISSUER                                    VALUE
            ----------------------------------------------------------------
            LONG-TERM INVESTMENTS -- CONTINUED
            ----------------------------------------------------------------
                        UTILITIES -- CONTINUED
                6       FirstEnergy Corp.                         $      217
               24       FPL Group, Inc.                                1,335
              216       PG&E Corp.                                     3,951
               44       Pinnacle West Capital Corp.                    1,816
               23       Potomac Electric Power Co.                       486
               49       PPL Corp.                                      1,754
               95       Progress Energy, Inc.                          3,950
               40       Wisconsin Energy Corp.                           865
                                                                  ----------
                                                                      31,803
                        WHOLESALING -- 0.2%
               51       W.W. Grainger, Inc.                            2,363
                        ----------------------------------------------------
                        Total Common Stocks                        1,234,919
                        (Cost $1,144,042)
                        ----------------------------------------------------

            PRINCIPAL
            AMOUNT
                        U.S. TREASURY SECURITY -- 0.2%
                        -----------------------------
            $2,200      U.S. Treasury Bill, 6.38%, 04/30/02 @          2,241
                        (Cost $2,224)
            ----------------------------------------------------------------
                        Total Long-Term Investments                1,237,160
                        (Cost $1,146,266)
            ----------------------------------------------------------------
            SHORT-TERM INVESTMENTS -- 1.2%
            ----------------------------------------------------------------
            SHARES
                        MONEY MARKET FUND -- 1.2%

            15,116      JPMorgan Prime Money Market Fund (a)          15,116
                        (Cost $15,116)
            ----------------------------------------------------------------
                        Total Investments -- 100.0%               $1,252,276
                        (Cost $1,161,382)

            ----------------------------------------------------------------
            FUTURES CONTRACTS
            ----------------------------------------------------------------
                                                                  NOTIONAL
            NUMBER                                                 AMOUNT       UNREALIZED
            OF                                       EXPIRATION  AT 11/30/01   APPRECIATION
            CONTRACTS     DESCRIPTION                   DATE        (USD)         (USD)
            -------------------------------------------------------------------------------
                          LONG FUTURES OUTSTANDING

               60         S&P 500 Index               December-01  $17,100        $319


                       See notes to financial statements.

JPMorgan U.S. EQUITY FUND
               PORTFOLIO OF INVESTMENTS

As of November 30, 2001 (unaudited)
(Amounts in Thousands)

            SHARES           ISSUER                                      VALUE
-------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- 97.5%
-------------------------------------------------------------------------------
                             COMMON STOCKS -- 97.2%
                             AEROSPACE -- 0.7%
                15           Boeing Co.                               $    527
                53           United Technologies Corp.                   3,208
                                                                      --------
                                                                         3,735
                             AIRLINES -- 0.3%
                82           AMR Corp. *                                 1,758

                             APPAREL -- 0.5%
                94           Jones Apparel Group, Inc. *                 2,937

                             AUTOMOTIVE -- 0.7%
               119           Ford Motor Co.                              2,262
                32           General Motors Corp.                        1,580
                                                                      --------
                                                                         3,842
                             BANKING -- 3.0%
               133           Bank One Corp.                              4,994
               595           U.S. Bancorp.                              11,291
                                                                      --------
                                                                        16,285
                             BIOTECHNOLOGY -- 1.6%
               112           Amgen, Inc. *                               7,432
                28           Human Genome Sciences, Inc. *               1,207
                                                                      --------
                                                                         8,639
                             BROADCASTING/CABLE -- 1.0%
               181           Adelphia Communications Corp., Class A *    4,545
                24           Comcast Corp., Class A *                      923
                                                                      --------
                                                                         5,468
                             BUSINESS SERVICES -- 1.0%
               116           Accenture LTD, Class A (Bermuda) *          2,619
               176           Cendant Corp. *                             2,992
                                                                      --------
                                                                         5,611
                             CHEMICALS -- 1.7%
                20           Dow Chemical Co.                              735
                68           PPG Industries, Inc.                        3,629
                50           Praxair, Inc.                               2,666
                53           Rohm & Haas Co.                             1,882
                                                                      --------
                                                                         8,912
                             COMPUTER NETWORKS -- 2.1%
               442           Cisco Systems, Inc. *                       9,037
                31           Electronic Data Systems Corp.               2,125
                                                                      --------
                                                                        11,162
                             COMPUTER SOFTWARE -- 5.0%
                40           BEA Systems, Inc. *                           670
               267           Microsoft Corp. *                          17,143
               133           NCR Corp. *                                 5,115
                73           Peregrine Systems, Inc. *                   1,129
                68           Siebel Systems, Inc. *                      1,524
                34           Veritas Software Corp. *                    1,329
                                                                      --------
                                                                        26,910
                             COMPUTERS/COMPUTER HARDWARE -- 4.3%
               133           Dell Computer Corp. *                       3,726

                       See notes to financial statements.

            SHARES           ISSUER                                      VALUE
-------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------
                             COMPUTERS/COMPUTER HARDWARE -- CONTINUED
               118           International Business Machines Corp.    $ 13,647
               395           Sun Microsystems, Inc. *                    5,622
                                                                      --------
                                                                        22,995
                             CONSUMER PRODUCTS -- 5.0%
                46           Colgate-Palmolive Co.                       2,661
               129           Gillette Co.                                4,202
               230           Philip Morris Companies, Inc.              10,848
               122           Procter & Gamble Co.                        9,480
                                                                      --------
                                                                        27,191
                             DIVERSIFIED -- 6.9%
               501           General Electric Co.                       19,298
               306           Tyco International LTD (Bermuda)           17,971
                                                                      --------
                                                                        37,269
                             ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.6%
                38           Johnson Controls, Inc.                      2,996

                             ENVIRONMENTAL SERVICES -- 0.8%
               155           Waste Management, Inc.                      4,551

                             FINANCIAL SERVICES -- 10.1%
               105           Capital One Financial Corp.                 5,237
               306           Charles Schwab Corp.                        4,400
               275           Citigroup, Inc.                            13,172
               112           Countrywide Credit Industries, Inc.         4,775
               384           E*Trade Group, Inc. *                       3,072
               101           Fannie Mae                                  7,907
                16           Federal Home Loan Mortgage Corp.            1,059
               110           Goldman Sachs Group, Inc.                   9,747
                42           Household International, Inc.               2,448
                41           Stilwell Financial, Inc.                      975
                35           Washington Mutual, Inc.                     1,089
                                                                      --------
                                                                        53,881
                             FOOD/BEVERAGE PRODUCTS -- 1.6%
                71           Coca-Cola Co.                               3,344
                96           Unilever NV, N.Y. Registered Shares
                               (Netherlands)                             5,439
                                                                      --------
                                                                         8,783
                             HEALTH CARE/HEALTH CARE SERVICES -- 2.2%
                55           Baxter International, Inc.                  2,834
                98           Becton, Dickinson & Co.                     3,319
                44           Medtronic, Inc.                             2,090
                60           Tenet Healthcare Corp. *                    3,612
                 5           Zimmer Holdings, Inc. *                       165
                                                                      --------
                                                                        12,020
                             INSURANCE -- 4.5%
                90           Allstate Corp.                              3,088
               157           AMBAC Financial Group, Inc.                 8,829
                16           American International Group, Inc.          1,351
               123           CIGNA Corp.                                11,212
                                                                      --------
                                                                        24,480

                       See notes to financial statements.

            SHARES           ISSUER                                      VALUE
-------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------
                             MACHINERY & ENGINEERING EQUIPMENT -- 0.6%
                66           Caterpillar, Inc.                        $  3,125

                             MANUFACTURING -- 0.9%
                18           Cooper Industries, Inc.                       735
                55           Danaher Corp.                               3,237
                29           Honeywell International, Inc.                 968
                                                                      --------
                                                                         4,940
                             METALS/MINING -- 0.3%
                41           Alcoa, Inc.                                 1,586

                             MULTI-MEDIA -- 3.2%
               176           AOL Time Warner, Inc. *                     6,159
               183           Gemstar-TV Guide International, Inc. *      5,067
               142           Viacom, Inc., Class B *                     6,211
                                                                      --------
                                                                        17,437
                             OIL & GAS -- 6.2%
                47           Anadarko Petroleum Corp.                    2,444
                63           Baker Hughes, Inc.                          2,090
               116           ChevronTexaco Corp.                         9,870
                69           Conoco, Inc.                                1,894
                43           Cooper Cameron Corp. *                      1,579
               368           Exxon Mobil Corp.                          13,746
                68           Globalsantafe Corp.                         1,650
                                                                      --------
                                                                        33,273
                             PHARMACEUTICALS -- 9.6%
                63           Abbott Laboratories                         3,443
                76           American Home Products Corp.                4,580
                78           Bristol-Myers Squibb Co.                    4,215
               148           Johnson & Johnson                           8,641
                82           Lilly (Eli) & Co.                           6,743
                36           Merck & Co., Inc.                           2,459
               313           Pfizer, Inc.                               13,556
               102           Pharmacia Corp.                             4,530
                94           Schering-Plough Corp.                       3,344
                                                                      --------
                                                                        51,511
                             PIPELINES -- 0.7%
                65           Dynegy, Inc., Class A                       1,964
                43           El Paso Corp.                               1,922
                                                                      --------
                                                                         3,886
                             RESTAURANTS/FOOD SERVICES -- 0.4%
                75           McDonald's Corp.                            2,024

                             RETAILING -- 7.0%
                54           Abercrombie & Fitch Co., Class A *          1,303
                93           Bed Bath & Beyond, Inc. *                   3,010
                67           Costco Wholesale Corp. *                    2,751
               168           Home Depot, Inc.                            7,858
                36           Kohl's Corp. *                              2,422
                62           Lowe's Companies, Inc.                      2,796
               180           Target Corp.                                6,742
                76           TJX Companies, Inc.                         2,864

                       See notes to financial statements.

            SHARES           ISSUER                                      VALUE
-------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------
                             RETAILING -- CONTINUED
               143           Wal-Mart Stores, Inc.                    $  7,865
                                                                        37,611
                             SEMI-CONDUCTORS -- 3.9%
               132           Applied Materials, Inc. *                   5,247
               252           Intel Corp.                                 8,238
                33           Linear Technology Corp.                     1,356
                36           Micron Technology, Inc. *                     966
                44           Texas Instruments, Inc.                     1,394
               110           Xilinx, Inc. *                              3,979
                                                                      --------
                                                                        21,180
                             TELECOMMUNICATIONS -- 5.3%
               151           American Tower Corp., Class A *             1,332
               197           AT&T Corp.                                  3,447
                97           Charter Communications, Inc. *              1,498
               461           Qwest Communications International, Inc.    5,489
                39           SBC Communications, Inc.                    1,469
               320           Sprint Corp. (PCS Group) *                  7,982
               153           Verizon Communications, Inc.                7,213
                                                                      --------
                                                                        28,430
                             TELECOMMUNICATIONS EQUIPMENT -- 1.8%
                39           CIENA Corp. *                                 696
                75           Juniper Networks, Inc. *                    1,841
               217           Lucent Technologies, Inc.                   1,585
               165           Motorola, Inc.                              2,741
                52           Qualcomm, Inc. *                            3,077
                                                                      --------
                                                                         9,940
                             TOYS & GAMES -- 0.4%
               122           Mattel, Inc.                                2,239

                             UTILITIES -- 3.3%
               127           CMS Energy Corp.                            2,920
                77           DTE Energy Co.                              3,193
               303           Edison International *                      4,573
               174           PG&E Corp.                                  3,176
                98           Pinnacle West Capital Corp.                 4,083
                                                                      --------
                                                                        17,945
                             -------------------------------------------------
                             Total Common Stocks                       524,552
                             (Cost $454,694)
                             -------------------------------------------------
         PRINCIPAL
          AMOUNT
                            U.S. TREASURY SECURITY -- 0.3%
            $1,430          U.S. Treasury Bill, 6.38%, 04/30/02 @        1,457
                            (Cost $1,446)
------------------------------------------------------------------------------
                            Total Long-Term Investments                526,009
                            (Cost $456,140)
------------------------------------------------------------------------------

                       See notes to financial statements.

            SHARES           ISSUER                                      VALUE
-------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS  -- 2.5%
-------------------------------------------------------------------------------
                             MONEY MARKET FUND -- 2.5%
            13,705           JPMorgan Prime Money Market Fund (a)     $ 13,705
                             (Cost $13,705)
-------------------------------------------------------------------------------
                             Total Investments -- 100.0%              $539,714
                             (Cost $469,845)
-------------------------------------------------------------------------------
FUTURE CONTRACTS
-------------------------------------------------------------------------------
                                                      NOTIONAL
  NUMBER                                                AMOUNT      UNREALIZED
   OF                                   EXPIRATION   AT 11/30/01   APPRECIATION
CONTRACTS     DESCRIPTION                 DATE          (USD)          (USD)
-------------------------------------------------------------------------------
              LONG FUTURES OUTSTANDING
   57         S&P 500 Index              December-01    $16,245        $1,109

                       See notes to financial statements.

JPMorgan SMARTINDEX(TM) FUND
         PORTFOLIO OF INVESTMENTS

As of November 30, 2001 (unaudited)
(Amounts in Thousands)

SHARES   ISSUER                                              VALUE
--------------------------------------------------------------------
 LONG-TERM INVESTMENTS -- 98.4%
--------------------------------------------------------------------
         COMMON STOCKS-- 98.3%
         ADVERTISING-- 0.3%
    27   Interpublic Group of Companies, Inc.           $     780
     8   Omnicom Group                                        713
                                                       ------------
                                                            1,493
         AEROSPACE-- 1.1%
    26   Boeing Co.                                           920
     7   General Dynamics Corp.                               615
    16   Goodrich Corp.                                       385
    23   Lockheed Martin Corp.                              1,087
     2   Northrop Grumman Corp.                               169
    34   United Technologies Corp.                          2,059
                                                       ------------
                                                            5,235
         AIRLINES-- 0.2%
     1   AMR Corp. *                                           11
    19   Delta Air Lines, Inc.                                536
    13   Southwest Airlines, Inc.                             244
                                                       ------------
                                                              791
         APPAREL-- 0.3%
    17   Jones Apparel Group, Inc. *                          521
    16   Nike, Inc., Class B                                  864
                                                       ------------
                                                            1,385
         AUTOMOTIVE-- 0.9%
    40   Delphi Automotive Systems Corp.                      553
    51   Ford Motor Co.                                       956
    24   General Motors Corp.                               1,193
    14   Harley-Davidson, Inc.                                710
     8   Lear Corp. *                                         293
     2   PACCAR, Inc.                                         140
    20   Visteon Corp.                                        273
                                                       ------------
                                                            4,118
         BANKING-- 4.4%
    17   AmSouth Bancorp.                                     304
     1   Astoria Financial Corp.                               45
    35   Bank of America Corp.                              2,154
    43   Bank of New York Co., Inc.                         1,703
    87   Bank One Corp.                                     3,247
     7   Banknorth Group, Inc.                                143
     4   Comerica, Inc.                                       205
     3   Compass Bancshares, Inc.                              86
     1   FirstMerit Corp.                                      35
    10   Golden State Bancorp., Inc.                          256
     9   GreenPoint Financial Corp.                           333
     8   Hibernia Corp., Class A                              123
     3   Huntington Bancshares                                 47
     5   IndyMac Bancorp., Inc. *                             118
    10   KeyCorp                                              236
     5   Mellon Financial Corp.                               194
    10   National Commerce Financial Corp.                    247
    15   Northern Trust Corp.                                 862
    31   PNC Financial Services Group, Inc.                 1,814
    4    SouthTrust Corp.                                     100

                       See notes to financial statements.

SHARES   ISSUER                                              VALUE
--------------------------------------------------------------------
 LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
         BANKING-- CONTINUED
    15   SunTrust Banks, Inc.                           $     943
   174   U.S. Bancorp.                                      3,296
    93   Wachovia Corp.                                     2,870
    22   Wells Fargo & Co.                                    937
     2   Wilmington Trust Corp.                               103
                                                       ------------
                                                           20,401
         BIOTECHNOLOGY-- 1.1%
    60   Amgen, Inc. *                                      4,012
    26   Human Genome Sciences, Inc. *                      1,101
                                                       ------------
                                                            5,113
         BROADCASTING/CABLE-- 0.5%
    18   Adelphia Communications Corp., Class A *             447
    55   Comcast Corp., Class A *                           2,082
                                                       ------------
                                                            2,529
         BUSINESS SERVICES-- 0.4%
   104   Cendant Corp. *                                    1,774

         CHEMICALS-- 1.3%
     9   Air Products & Chemicals, Inc.                       425
    70   Dow Chemical Co.                                   2,622
     3   E.I. DuPont de Nemours Co.                           115
    20   PPG Industries, Inc.                               1,081
    23   Praxair, Inc.                                      1,222
    17   Rohm & Haas Co.                                      596
                                                       ------------
                                                            6,061
         COMPUTER NETWORKS-- 1.9%
   364   Cisco Systems, Inc. *                              7,436
    21   Electronic Data Systems Corp.                      1,447
                                                       ------------
                                                            8,883
         COMPUTER SOFTWARE-- 5.8%
     9   Adobe Systems, Inc.                                  289
     2   Autodesk, Inc.                                        82
    29   Automatic Data Processing, Inc.                    1,581
     3   BEA Systems, Inc. *                                   50
    14   Citrix Systems, Inc. *                               306
    26   Computer Associates International, Inc.              878
     8   Computer Sciences Corp. *                            357
     9   Intuit, Inc. *                                       399
   250   Microsoft Corp. *                                 16,073
    37   NCR Corp. *                                        1,410
   247   Oracle Corp. *                                     3,470
     5   Peoplesoft, Inc. *                                   189
    17   Peregrine Systems, Inc. *                            266
    27   Siebel Systems, Inc. *                               592
    30   Veritas Software Corp. *                           1,182
                                                       ------------
                                                           27,124
         COMPUTERS/COMPUTER HARDWARE-- 4.1%
     2   Apple Computer, Inc. *                                38
    78   Compaq Computer Corp.                                795
   117   Dell Computer Corp. *                              3,262
    69   EMC Corp. *                                        1,165

                       See notes to financial statements.

SHARES   ISSUER                                              VALUE
--------------------------------------------------------------------
 LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
         COMPUTERS/COMPUTER HARDWARE-- CONTINUED
    77   Hewlett-Packard Co.                            $   1,689
    85   International Business Machines Corp.              9,849
     0   Lexmark International, Inc. *                         16
   169   Sun Microsystems, Inc. *                           2,409
                                                       ------------
                                                           19,223
         CONSTRUCTION MATERIALS-- 0.2%
    35   Masco Corp.                                          733

         CONSUMER PRODUCTS-- 4.0%
    14   Black & Decker Corp.                                 533
    38   Colgate-Palmolive Co.                              2,206
    32   Eastman Kodak Co.                                    963
     1   Estee Lauder Companies, Inc., Class A                 20
    38   Gillette Co.                                       1,246
    36   Kimberly-Clark Corp.                               2,077
   145   Philip Morris Companies, Inc.                      6,825
    63   Procter & Gamble Co.                               4,857
                                                       ------------
                                                           18,727
         DIVERSIFIED-- 5.3%
   436   General Electric Co.                              16,775
   133   Tyco International LTD (Bermuda)                   7,832
                                                       ------------
                                                           24,607
         ELECTRONICS/ELECTRICAL EQUIPMENT-- 0.6%
    17   Agilent Technologies, Inc. *                         453
    25   Emerson Electric Co.                               1,361
    11   Johnson Controls, Inc.                               883
     3   Teradyne, Inc.*                                       81
                                                       ------------
                                                            2,778
         ENTERTAINMENT/LEISURE-- 0.1%
     9   Carnival Corp.                                       245

         ENVIRONMENTAL SERVICES-- 0.5%
    11   Applied Biosystems Group - Applera Corp.             374
    63   Waste Management, Inc.                             1,840
                                                       ------------
                                                            2,214
         FINANCIAL SERVICES-- 8.5%
    10   A.G. Edwards, Inc.                                   409
    29   American Express Co.                                 938
    16   AmeriCredit Corp. *                                  372
     0   Blackrock, Inc.                                       12
    39   Capital One Financial Corp.                        1,936
   102   Charles Schwab Corp.                               1,462
    21   Charter One Financial, Inc.                          581
   268   Citigroup, Inc.                                   12,812
    47   Countrywide Credit Industries, Inc.                1,997
    49   E*Trade Group, Inc. *                                394
    64   Fannie Mae                                         5,022
    39   Federal Home Loan Mortgage Corp.                   2,587
    18   Goldman Sachs Group, Inc.                          1,582
    29   Household International, Inc.                      1,687
    12   Instinet Group, Inc. *                               103

                       See notes to financial statements.

SHARES   ISSUER                                              VALUE
--------------------------------------------------------------------
 LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
         FINANCIAL SERVICES-- CONTINUED
     2   Legg Mason, Inc.                               $     109
     3   Marshall & Ilsley Corp.                              197
    42   MBNA Corp.                                         1,367
    13   Merrill Lynch & Co., Inc.                            661
    34   Morgan Stanley Dean Witter & Co.                   1,898
     2   State Street Corp.                                   115
    28   Stilwell Financial, Inc.                             667
     7   T. Rowe Price Group, Inc.                            222
    12   Union Planters Corp.                                 521
    79   Washington Mutual, Inc.                            2,484
                                                       ------------
                                                           40,135
         FOOD/BEVERAGE PRODUCTS-- 4.5%
    22   Anheuser-Busch Companies, Inc.                       935
   126   Coca-Cola Co.                                      5,923
     8   General Mills, Inc.                                  375
    28   H.J. Heinz Co.                                     1,067
     2   Hershey Foods Corp.                                  157
    12   Kellogg Co.                                          345
    31   Kraft Foods, Inc., Class A                         1,017
    45   Kroger Co. *                                       1,144
    75   PepsiCo, Inc.                                      3,648
    62   Safeway, Inc. *                                    2,776
    57   Sysco Corp.                                        1,394
    38   Unilever NV, N.Y. Registered Shares
             (Netherlands)                                  2,139
                                                       ------------
                                                           20,920
         HEALTH CARE/HEALTH CARE SERVICES-- 2.3%
    47   Baxter International, Inc.                         2,423
    30   Becton, Dickinson & Co.                            1,009
    24   Boston Scientific Corp. *                            646
     0   C.R. Bard, Inc.                                       13
    20   Guidant Corp. *                                      966
    33   HCA, Inc.                                          1,261
    37   Medtronic, Inc.                                    1,759
     9   St. Jude Medical, Inc. *                             648
    25   Tenet Healthcare Corp. *                           1,524
     1   UnitedHealth Group, Inc.                              50
     4   Wellpoint Health Networks, Inc. *                    460
                                                       ------------
                                                           10,759
         HOTELS/OTHER LODGING-- 0.3%
    19   Marriott International, Inc., Class A                707
    29   Starwood Hotels & Resorts Worldwide, Inc.            785
                                                       ------------
                                                            1,492
         INSURANCE-- 4.7%
    53   AFLAC, Inc.                                        1,455
    49   Allstate Corp.                                     1,688
    26   AMBAC Financial Group, Inc.                        1,452
   107   American International Group, Inc.                 8,834
    22   CIGNA Corp.                                        1,981
    10   Cincinnati Financial Corp.                           378
    17   Hartford Financial Services Group, Inc.            1,012

                       See notes to financial statements.

SHARES   ISSUER                                              VALUE
--------------------------------------------------------------------
 LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
         INSURANCE-- CONTINUED
    20   Jefferson-Pilot Corp.                          $     881
    19   Lincoln National Corp.                               911
     3   Marsh & McLennan Companies, Inc.                     310
    18   MBIA, Inc.                                           891
    25   MetLife, Inc.                                        678
     4   Protective Life Corp.                                112
     3   St. Paul Companies, Inc.                             141
    13   Torchmark Corp.                                      517
    19   UnumProvident Corp.                                  495
                                                       ------------
                                                           21,736
         INTERNET SERVICES/SOFTWARE-- 0.1%
     1   eBay, Inc. *                                          82
     1   Openwave Systems, Inc. *                               9
     5   VeriSign, Inc. *                                     171
                                                       ------------
                                                              262
         MACHINERY & ENGINEERING EQUIPMENT-- 0.4%
    21   Caterpillar, Inc.                                    996
     2   Dover Corp.                                           77
    16   Ingersoll-Rand Co.                                   653
    17   Rockwell International Corp.                         276
                                                       ------------
                                                            2,002
         MANUFACTURING-- 0.8%
     8   Cooper Industries, Inc.                              335
    15   Danaher Corp.                                        868
     9   Eaton Corp.                                          620
    25   Honeywell International, Inc.                        822
     2   Illinois Tool Works, Inc.                             98
     7   ITT Industries, Inc.                                 358
    11   Parker Hannifin Corp.                                443
                                                       ------------
                                                            3,544
         METALS/MINING-- 0.8%
    28   Alcan, Inc. (Canada)                               1,007
    76   Alcoa, Inc.                                        2,926
                                                       ------------
                                                            3,933
         MULTI-MEDIA-- 3.3%
   191   AOL Time Warner, Inc. *                            6,673
    14   Fox Entertainment Group, Inc. *                      345
    27   Gannett Co., Inc.                                  1,882
    37   Gemstar-TV Guide International, Inc. *             1,026
    55   Liberty Media Corp. *                                726
     4   New York Times Co., Class A                          177
    15   The Walt Disney Co.                                  301
   102   Viacom, Inc., Class B *                            4,430
                                                       ------------
                                                           15,560
         OFFICE/BUSINESS EQUIPMENT-- 0.0%
     8   Xerox Corp.                                           70

         OIL & GAS-- 5.8%
     6   Anadarko Petroleum Corp.                             332
    31   Baker Hughes, Inc.                                 1,006
    71   ChevronTexaco Corp.                                6,070

                       See notes to financial statements.

SHARES   ISSUER                                              VALUE
--------------------------------------------------------------------
 LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
         OIL & GAS-- CONTINUED
    69   Conoco, Inc.                                   $   1,883
    17   Cooper Cameron Corp. *                               623
    12   Diamond Offshore Drilling, Inc.                      332
   317   Exxon Mobil Corp.                                 11,848
    21   GlobalSantaFe Corp.                                  516
     2   Halliburton Co.                                       51
     2   Phillips Petroleum Co.                                95
    85   Royal Dutch Petroleum Co., N.Y. Registered
             Shares (Netherlands)                           4,085
                                                       ------------
                                                           26,841
         PAPER/FOREST PRODUCTS-- 0.5%
    28   Georgia-Pacific Group                                891
     4   International Paper Co.                              140
     8   Temple-Inland, Inc.                                  434
    16   Weyerhaeuser Co.                                     851
                                                       ------------
                                                            2,316
         PHARMACEUTICALS-- 10.8%
    75   Abbott Laboratories                                4,098
     6   Allergan, Inc.                                       445
    84   American Home Products Corp.                       5,072
    59   Bristol-Myers Squibb Co.                           3,172
    16   Cardinal Health, Inc.                              1,114
    16   Forest Laboratories, Inc. *                        1,104
   125   Johnson & Johnson                                  7,288
    43   Lilly (Eli) & Co.                                  3,530
    91   Merck & Co., Inc.                                  6,131
     5   Omnicare, Inc.                                       109
   289   Pfizer, Inc.                                      12,522
    54   Pharmacia Corp.                                    2,393
    93   Schering-Plough Corp.                              3,330
    11   Vertex Pharmaceuticals, Inc. *                       276
                                                       ------------
                                                           50,584
         PIPELINES-- 0.8%
    28   Dynegy, Inc., Class A                                844
    54   El Paso Corp.                                      2,385
    19   Williams Companies, Inc.                             502
                                                       ------------
                                                            3,731
         REAL ESTATE INVESTMENT TRUST-- 0.1%
    19   Equity Office Properties Trust                       554

         RESTAURANTS/FOOD SERVICES-- 0.5%
    83   McDonald's Corp.                                   2,228

         RETAILING-- 6.2%
    27   Abercrombie & Fitch Co., Class A *                   658
    34   Bed Bath & Beyond, Inc. *                          1,107
     7   Best Buy Co., Inc. *                                 507
    14   Circuit City Stores, Inc.                            246
    22   Costco Wholesale Corp. *                             908
     5   CVS Corp.                                            146
    35   Federated Department Stores, Inc. *                1,291

                       See notes to financial statements.

SHARES   ISSUER                                              VALUE
--------------------------------------------------------------------
 LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
         RETAILING-- CONTINUED
    15   Gap, Inc.                                      $     194
   139   Home Depot, Inc.                                   6,504
    28   Kohl's Corp. *                                     1,866
     6   Limited, Inc.                                         82
    22   Lowe's Companies, Inc.                               983
     5   May Department Stores Co.                            183
    69   Target Corp.                                       2,583
     1   Tiffany & Co.                                         14
    44   TJX Companies, Inc.                                1,670
   168   Wal-Mart Stores, Inc.                              9,243
    17   Walgreen Co.                                         571
                                                       ------------
                                                           28,756
         SEMI-CONDUCTORS-- 4.2%
    32   Altera Corp. *                                       733
    19   Analog Devices, Inc. *                               825
    53   Applied Materials, Inc. *                          2,106
     8   Broadcom Corp., Class A *                            361
   295   Intel Corp.                                        9,647
     9   Lattice Semiconductor Corp. *                        175
    23   Linear Technology Corp.                              927
     9   LSI Logic Corp. *                                    153
    14   Maxim Integrated Products, Inc. *                    789
    16   Micron Technology, Inc. *                            435
     6   PMC - Sierra, Inc. *                                 128
    68   Texas Instruments, Inc.                            2,175
     0   Vitesse Semiconductor Corp. *                          4
    31   Xilinx, Inc. *                                     1,105
                                                       ------------
                                                           19,563
         SHIPPING/TRANSPORTATION-- 0.1%
     7   C.H. Robinson Worldwide, Inc.                        186
     3   GATX Corp.                                            76
                                                       ------------
                                                              262
         TELECOMMUNICATIONS-- 5.4%
     5   Alltel Corp.                                         338
    20   American Tower Corp., Class A *                      179
   143   AT&T Corp.                                         2,508
   113   AT&T Wireless Services, Inc. *                     1,576
    67   BellSouth Corp.                                    2,564
    25   Charter Communications, Inc. *                       388
     4   Crown Castle International Corp. *                    47
     3   Network Appliance, Inc. *                             48
    41   Nextel Communications, Inc., Class A *               434
   106   Qwest Communications International, Inc.           1,261
   133   SBC Communications, Inc.                           4,986
    10   Sprint Corp. (FON Group)                             224
    67   Sprint Corp. (PCS Group) *                         1,679
     3   Tellabs, Inc. *                                       52
   137   Verizon Communications, Inc.                       6,434
     8   WorldCom, Inc. - MCI Group                           100
   150   WorldCom, Inc. - WorldCom Group *                  2,181
                                                       ------------
                                                           24,999

                       See notes to financial statements.

SHARES   ISSUER                                              VALUE
--------------------------------------------------------------------
 LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
         TELECOMMUNICATIONS EQUIPMENT-- 1.7%
    13   CIENA Corp. *                                  $     238
    27   Corning, Inc.                                        256
    40   JDS Uniphase Corp. *                                 406
     3   Juniper Networks, Inc. *                              81
   151   Lucent Technologies, Inc.                          1,108
   155   Motorola, Inc.                                     2,578
   145   Nortel Networks Corp. (Canada)                     1,133
    36   Qualcomm, Inc. *                                   2,126
                                                       ------------
                                                            7,926
         TOYS & GAMES-- 0.3%
    21   Hasbro, Inc.                                         350
    62   Mattel, Inc.                                       1,140
                                                       ------------
                                                            1,490
         TRANSPORTATION-- 0.6%
    41   Burlington Northern Santa Fe Corp.                 1,199
    19   CSX Corp.                                            699
    13   FedEx Corp. *                                        573
     5   Norfolk Southern Corp.                               103
     3   Union Pacific Corp.                                  154
                                                       ------------
                                                            2,728
         UTILITIES-- 2.5%
     2   AES Corp. *                                           36
    15   Ameren Corp.                                         605
     5   American Electric Power Co., Inc.                    215
    15   Cinergy Corp.                                        451
    20   CMS Energy Corp.                                     454
     8   Consolidated Edison, Inc.                            290
     3   Constellation Energy Group, Inc.                      62
    11   Dominion Resources, Inc.                             631
    21   DTE Energy Co.                                       851
     8   Duke Energy Corp.                                    282
    52   Edison International *                               784
    47   Entergy Corp.                                      1,738
     1   Exelon Corp.                                          31
     5   FirstEnergy Corp.                                    161
    11   FPL Group, Inc.                                      587
     1   NiSource, Inc.                                        13
    59   PG&E Corp.                                         1,087
    10   Pinnacle West Capital Corp.                          405
     6   Potomac Electric Power Co.                           120
     5   PPL Corp.                                            192
    22   Progress Energy, Inc.                                908
    10   Reliant Energy, Inc.                                 258
     7   TECO Energy, Inc.                                    182
     2   TXU Corp.                                             86
    19   Wisconsin Energy Corp.                               406
    30   XCEL Energy, Inc.                                    811
                                                       ------------
                                                           11,646

                       See notes to financial statements.

SHARES   ISSUER                                              VALUE
--------------------------------------------------------------------
 LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
         WHOLESALING-- 0.1%
    11   W.W. Grainger, Inc.                            $     534
         -----------------------------------------------------------
         Total Common Stocks                              458,005
         (Cost $476,701)
         -----------------------------------------------------------
         PREFERRED STOCKS-- 0.0%
         METALS/MINING-- 0.0%
     4   Allegheny Technologies, Inc., Ser. C                  54
         (Cost $60)

PRINCIPAL
 AMOUNT
---------
         U.S. TREASURY SECURITY-- 0.1%
  $600   U.S. Treasury Note, 6.25%, 07/31/02 @                617
         (Cost $616)
--------------------------------------------------------------------
         Total Long-Term Investments                      458,676
         (Cost $477,377)
--------------------------------------------------------------------
  SHORT-TERM INVESTMENTS -- 1.6%
--------------------------------------------------------------------
SHARES
---------
         MONEY MARKET FUND -- 1.6%
 7,353   JPMorgan Prime Money Market Fund (a)               7,353
         (Cost $7,353)
--------------------------------------------------------------------
         Total Investments-- 100.0%                      $466,029
         (Cost $484,730)
--------------------------------------------------------------------

FUTURE CONTRACTS
-------------------------------------------------------------------------------
                                                     NOTIONAL
 NUMBER                                               AMOUNT       UNREALIZED
   OF                                 EXPIRATION    AT 11/30/01   APPRECIATION
CONTRACTS   DESCRIPTION                  DATE          (USD)          (USD)
-------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
   22       S&P 500 Index             December-01     $6,270         $701


                       See notes to financial statements.

JPMorgan U.S. SMALL COMPANY FUND
              PORTFOLIO OF INVESTMENTS

As of November 30, 2001 (unaudited)
(Amounts in Thousands)

               SHARES        ISSUER                                  VALUE
-------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS-- 93.7%
-------------------------------------------------------------------------------
                             COMMON STOCKS -- 93.4%
                             ADVERTISING -- 0.2%
               34            Getty Images, Inc. *                    $  676
               96            Obie Media Corp. *                         319
                                                                     ------
                                                                        995
                             AEROSPACE -- 0.4%
              113            Innovative Solutions & Support, Inc. *     608
               70            Titan Corp. *                            1,818
                                                                     ------
                                                                      2,426
                             APPAREL -- 1.0%
               75            Coach, Inc. *                            2,489
              101            Skechers USA, Inc.                       1,334
              132            Vans, Inc. *                             1,853
                                                                     ------
                                                                      5,676
                             APPLIANCES & HOUSEHOLD DURABLES -- 1.2%
               80            Furniture Brands International, Inc. *   2,087
               53            Polycom, Inc. *                          1,834
               88            York International Corp.                 3,194
                                                                     ------
                                                                      7,115
                             AUTOMOTIVE -- 1.2%
               45            American Axle & Manufacturing Holdings,
                              Inc. *                                    881
               43            Navistar International Corp. *           1,584
               61            Oshkosh Truck Corp.                      2,592
               43            Superior Industries International, Inc.  1,698
                                                                     ------
                                                                      6,755
                             BANKING -- 3.9%
               61            Banner Corp.                             1,000
              141            City National Corp.                      6,129
               30            Community Bank System, Inc.                765
               43            Cullen/Frost Bankers, Inc.               1,211
               89            Irwin Financial Corp.                    1,478
              294            Net.B@nk, Inc. *                         2,717
              126            Pacific Century Financial Corp.          3,170
               39            Silicon Valley Bancshares *                994
               51            Southwest Bancorp. of Texas, Inc. *      1,380
               21            West Coast Bancorp.                        287
               73            Westamerica Bancorp.                     2,857
               21            Wintrust Financial Corp.                   628
                                                                     ------
                                                                     22,616
                             BIOTECHNOLOGY -- 3.3%
               45            Abgenix, Inc. *                          1,604
               23            Aviron *                                   858
               91            BioSphere Medical, Inc. *                  850
              190            Charles River Laboratories International,
                               Inc. *                                 6,292
               49            CuraGen Corp. *                          1,154
               28            Eden Bioscience Corp. *                    120
               20            Enzon, Inc. *                            1,168
               47            Inhale Therapeutic Systems, Inc. *         772


                         See notes to financial statements.

               SHARES        ISSUER                                  VALUE
-------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------
                             BIOTECHNOLOGY -- CONTINUED
               47            Integra LifeSciences Holdings Corp. *      $ 1,259
               39            Invitrogen Corp. *                           2,641
               52            Maxygen, Inc. *                                939
               26            Serologicals Corp. *                           536
               88            Transgenomic, Inc. *                           902
                                                                        -------
                                                                         19,095
                             BUSINESS SERVICES -- 2.2%
               52            Administaff, Inc. *                          1,514
               94            Alliance Data Systems Corp. *                1,549
               92            ITT Educational Services, Inc. *             3,429
              298            On Assignment, Inc. *                        5,662
              221            Source Information Management Co. *            825
                                                                        -------
                                                                         12,979
                             CHEMICALS -- 3.5%
              143            Albemarle Corp.                              3,194
              100            Cytec Industries, Inc. *                     2,571
               34            Millennium Chemicals, Inc.                     399
              207            Olin Corp.                                   3,421
               48            OM Group, Inc.                               2,905
              149            Symyx Technologies, Inc. *                   2,387
              117            WD-40 Co.                                    2,626
              204            Wellman, Inc.                                2,788
                                                                        -------
                                                                         20,291
                             COMPUTER NETWORKS -- 0.2%
              141            Enterasys Networks, Inc. *                   1,395

                             COMPUTER SOFTWARE -- 5.8%
               87            Activision, Inc. *                           2,153
               35            Advent Software, Inc. *                      1,771
               48            BAM! Entertainment, Inc. *                     375
              337            Borland Software Corp. *                     4,874
              122            Eclipsys Corp. *                             1,805
               99            eFunds Corp. *                               1,478
              135            HNC Software, Inc. *                         2,905
               10            Magma Design Automation, Inc. *                217
               19            Micromuse, Inc. *                              302
               31            NDCHealth Corp.                              1,024
              154            Netegrity, Inc.                              2,535
               85            NetIQ Corp. *                                2,884
              131            Precise Software Solutions LTD *             2,536
              100            Retek, Inc. *                                2,862
               70            SmartForce PLC, ADR (Ireland) *              1,554
               33            THQ, Inc. *                                  1,877
               79            Ulticom, Inc. *                                793
              138            Witness Systems, Inc. *                      1,519
                                                                        -------
                                                                         33,464
                             COMPUTERS/COMPUTER HARDWARE -- 0.6%
               47            Mercury Computer Systems, Inc. *             2,176
               53            Optimal Robotics Corp. *                     1,402
                                                                        -------
                                                                          3,578

                         See notes to financial statements.

               SHARES        ISSUER                                  VALUE
-------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------
                             CONSTRUCTION -- 0.8%
              487            Encompass Services Corp. *                $  711
              208            Monaco Coach Corp. *                        4,052
                                                                       -------
                                                                         4,763
                             CONSTRUCTION MATERIALS -- 1.6%
              162            Dal-Tile International, Inc. *              3,490
              109            Elcor Corp.                                 2,690
              188            Universal Forest Products, Inc.             3,322
                                                                       -------
                                                                         9,502
                             CONSUMER PRODUCTS -- 1.1%
              124            1-800-FLOWERS.COM, Inc. *                   1,796
              104            Alberto-Culver Co., Class B                 4,543
                                                                       -------
                                                                         6,339
                             CONSUMER SERVICES -- 2.0%
               79            AMN Healthcare Services, Inc. *             2,061
              173            DiamondCluster International, Inc.,
                               Class A *                                 1,734
               32            Education Management Corp. *                1,174
              512            Hooper Holmes, Inc.                         3,914
               14            The Advisory Board Co. *                      372
               66            Weight Watchers International, Inc.         2,243
                                                                       -------
                                                                        11,498
                             DISTRIBUTION -- 0.1%
               36            Advanced Marketing Services, Inc.             620

                             DIVERSIFIED -- 0.3%
               78            ALLETE, Inc.                                1,838

                             ELECTRONICS/ELECTRICAL EQUIPMENT -- 3.6%
              110            ANADIGICS, Inc. *                           1,846
              301            Capstone Turbine Corp. *                    1,408
              128            Coherent, Inc. *                            3,912
              158            DDI Corp. *                                 1,735
              104            Gentex Corp. *                              2,474
              210            Meade Instruments Corp. *                     835
               47            Mettler-Toledo International, Inc. *        2,312
               40            Millipore Corp.                             2,392
               45            Plexus Corp. *                              1,348
              245            Power-One, Inc. *                           2,441
                                                                       -------
                                                                        20,703
                             ENGINEERING SERVICES -- 1.0%
              517            McDermott International, Inc. *             5,829

                             ENTERTAINMENT/LEISURE -- 2.0%
              168            National R.V. Holdings, Inc. *              1,532
              176            Penn National Gaming, Inc. *                4,488
              173            Six Flags, Inc. *                           2,473
              155            WMS Industries, Inc. *                      3,211
                                                                       -------
                                                                        11,704
                             ENVIRONMENTAL SERVICES -- 1.0%
               58            Stericycle, Inc. *                          3,218
               79            Waste Connections, Inc. *                   2,321
                                                                       -------
                                                                         5,539

                         See notes to financial statements.

               SHARES        ISSUER                                  VALUE
-------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------
                             FINANCIAL SERVICES -- 3.9%
              148            Allied Capital Corp.                   $   3,732
              116            American Capital Strategies LTD            3,232
              129            American Home Mortgage Holdings, Inc.      1,865
              101            Doral Financial Corp.                      3,269
               22            First American Financial Corporation         384
               98            Instinet Group, Inc. *                       859
              257            Medallion Financial Corp.                  2,004
               57            MicroFinancial, Inc.                         561
               44            New Century Financial Corp. *                496
              453            Ocwen Financial Corp. *                    3,354
               92            R & G Financial Corp., Class B             1,607
               95            Waypoint Financial Corp.                   1,386
                                                                      -------
                                                                       22,749
                             FOOD/BEVERAGE PRODUCTS -- 1.1%
               20            Adolph Coors Co.                           1,139
               15            Dreyer's Grand Ice Cream, Inc.               507
               50            Robert Mondavi Corp., Class A *            1,753
               47            Suiza Foods Corp. *                        2,827
                                                                      -------
                                                                        6,226
                             HEALTH CARE/HEALTH CARE SERVICES -- 2.5%
               60            Bruker Daltonics, Inc. *                   1,107
               11            Cross Country, Inc.                          276
               89            Cyberonics, Inc. *                         2,181
              186            I-STAT Corp. *                             1,175
               69            LifePoint Hospitals, Inc. *                2,348
               29            Physiometrix, Inc. *                          18
               18            RehabCare Group, Inc. *                      490
              223            STAAR Surgical Co. *                         949
              110            Triad Hospitals, Inc. *                    3,059
              144            Unilab Corp. *                             2,874
                                                                      -------
                                                                       14,477
                             HOTELS/OTHER LODGING -- 0.5%
              288            Station Casinos, Inc. *                    3,167

                             INSURANCE -- 3.5%
               73            HCC Insurance Holdings, Inc.               2,001
              172            Protective Life Corp.                      4,849
               42            RenaissanceRe Holdings LTD                 4,172
               74            StanCorp Financial Group, Inc.             3,399
              116            W.R. Berkley Corp.                         6,195
                                                                      -------
                                                                       20,616
                             INTERNET SERVICES/SOFTWARE -- 2.1%
               18            Agile Software Corp. *                       232
              120            Alloy Online, Inc. *                       1,978
              352            Ameritrade Holding Corp., Class A *        2,100
              333            eSpeed, Inc., Class A *                    2,734
              125            Quovadx, Inc.*                             1,289
              182            Sonic Wall, Inc.*                          3,091
              201            Tumbleweed Communications Corp. *            736
                                                                      -------
                                                                       12,160


                         See notes to financial statements.

               SHARES        ISSUER                                  VALUE
-------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------
                             LEASING -- 0.1%
              223            Willis Lease Finance Corp. *               $  726

                             MACHINERY & ENGINEERING EQUIPMENT -- 1.6%
               95            Applied Industrial Technologies, Inc.       1,744
              191            Flowserve Corp. *                           4,694
               98            IDEX Corp.                                  2,989
                                                                       -------
                                                                         9,427
                             MANUFACTURING -- 1.5%
               36            Applied Films Corp. *                       1,052
              165            Concord Camera Corp. *                        776
              124            Federal Signal Corp.                        2,637
              308            GenTek, Inc.                                  468
               92            Roper Industries, Inc.                      3,861
                                                                       -------
                                                                         8,794
                             METALS/MINING -- 1.7%
              163            Mueller Industries, Inc. *                  5,225
              299            Valmont Industries, Inc.                    4,590
                                                                       -------
                                                                         9,815
                             MULTI-MEDIA -- 1.7%
               80            Crown Media Holdings, Inc., Class A *         964
              158            Hearst-Argyle Television, Inc. *            3,365
               56            Information Holdings, Inc. *                1,305
              225            Insight Communications Co., Inc. *          4,495
                                                                       -------
                                                                        10,129
                             OIL & GAS -- 4.1%
              198            Abraxas Petroleum Corp. *                     255
              238            Atmos Energy Corp.                          4,669
              108            Chesapeake Energy Corp. *                     690
              162            Core Laboratories NV *                      2,530
               22            Energen Corp.                                 518
              140            FMC Technologies, Inc. *                    1,766
              140            Global Industries LTD *                       900
               93            Gulf Island Fabrication, Inc. *             1,086
              158            Spinnaker Exploration Co. *                 6,546
               58            Stone Energy Corp. *                        2,076
               67            W-H Enegry Services, Inc. *                 1,030
              104            Westport Resources Corp. *                  1,814
                                                                       -------
                                                                        23,880
                             PACKAGING -- 0.5%
              169            Pactiv Corp. *                              2,954

                             PAPER/FOREST PRODUCTS -- 1.3%
              126            Aracruz Celulose SA, ADR (Brazil)           2,202
              287            Buckeye Technologies, Inc. *                2,792
              335            Caraustar Industries, Inc.                  2,266
               57            Domtar, Inc. (Canada)                         523
                                                                       -------
                                                                         7,783
                             PHARMACEUTICALS -- 6.3%
               57            Accredo Health, Inc. *                      2,109
               50            Adolor Corp. *                                742
               78            Amylin Pharmaceuticals, Inc. *                700


                         See notes to financial statements.

               SHARES        ISSUER                                  VALUE
-------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------
                             PHARMACEUTICALS -- CONTINUED
               97            COR Therapeutics, Inc. *                $  2,038
               19            Gilead Sciences, Inc. *                    1,390
               53            ImmunoGen, Inc. *                            870
              130            Isis Pharmaceuticals, Inc. *               2,948
              165            La Jolla Pharmaceutical Co. *              1,398
              256            Ligand Pharmaceuticals, Inc. *             4,226
              122            Neurocrine Biosciences, Inc. *             5,803
              198            Omnicare, Inc.                             4,241
               33            OSI Pharmaceuticals, Inc. *                1,618
              136            Priority Healthcare Corp., Class B *       4,475
               27            Taro Pharmaceutical Industries LTD
                              (Israel) *                                  979
               37            Trimeris, Inc. *                           1,353
              203            Xoma, LTD *                                1,748
                                                                      -------
                                                                       36,638
                             PIPELINES -- 0.1%
               19            Western Gas Resources, Inc.                  554

                             REAL ESTATE INVESTMENT TRUST -- 7.1%
               61            America First Mortgage Investments, Inc.     488
              190            Annaly Mortgage Management, Inc.           2,665
              113            Centerpoint Properties Corp.               5,517
               15            Chelsea Property Group, Inc.                 707
              253            Cousins Properties, Inc.                   6,151
               73            FBR Asset Investment Corp.                 1,755
              109            General Growth Properties, Inc.            4,316
               69            Highwoods Properties, Inc.                 1,744
               21            Home Properties of New York, Inc.            664
               84            InnKeepers USA Trust                         735
              142            Mission West Properties, Inc.              1,701
               19            Post Properties, Inc.                        641
              194            Prentiss Properties Trust                  5,133
              205            United Dominion Realty Trust, Inc.         2,954
              212            Ventas, Inc.                               2,583
               74            Weingarten Realty Investors                3,567
                                                                      -------
                                                                       41,321
                             RESTAURANTS/FOOD SERVICES -- 1.4%
              223            AFC Enterprises, Inc. *                    5,292
               75            CEC Entertainment, Inc. *                  2,786
                                                                      -------
                                                                        8,078
                             RETAILING -- 2.8%
               59            AnnTaylor Stores Corp. *                   1,596
              135            Cost Plus, Inc. *                          2,767
               79            Duane Reade, Inc. *                        2,601
              132            Genesco, Inc. *                            2,532
               85            HOT Topic, Inc. *                          2,423
               32            Linens `n Things, Inc. *                     765
               25            Pier 1 Imports, Inc.                         364
              119            School Specialty, Inc. *                   3,001
                                                                      -------
                                                                       16,049
                             SEMI-CONDUCTORS -- 4.1%
              155            Asyst Technologies, Inc. *                 1,733


                         See notes to financial statements.

               SHARES        ISSUER                                  VALUE
-------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------
                             SEMI-CONDUCTORS -- CONTINUED
               54            Atmi, Inc. *                             $ 1,212
              162            August Technology Corp. *                  1,276
              142            AXT, Inc. *                                1,891
              131            Centillium Communications, Inc. *          1,321
              136            Exar Corp. *                               2,687
              130            HI/FN, Inc. *                              2,048
               66            Integrated Circuit Systems, Inc. *         1,227
              130            Kopin Corp. *                              2,094
               48            LTX Corp. *                                1,023
               44            Monolithic System Technology, Inc. *         830
               61            Mykrolis Corp. *                             754
               25            Oak Technology, Inc. *                       296
               88            Photronics, Inc. *                         2,336
               13            PRI Automation, Inc. *                       244
              112            Silicon Image, Inc. *                        474
               66            Therma-Wave, Inc. *                          736
               86            TriQuint Semiconductor, Inc. *             1,374
               13            Veeco Instruments, Inc. *                    418
                                                                      -------
                                                                       23,974
                             SHIPPING/TRANSPORTATION -- 0.9%
              177            GATX Corp.                                 4,995

                             STEEL -- 0.5%
              130            Reliance Steel & Aluminum                  3,176

                             TELECOMMUNICATIONS -- 1.7%
              143            Advanced Fibre Communication, Inc. *       2,787
               66            Alamosa Holdings, Inc. *                     926
              168            Boston Communications Group *              1,699
              126            Crown Castle International Corp. *         1,374
               31            Remec, Inc.                                  345
               17            SafeNet, Inc. *                              232
              296            Stratos Lightwave, Inc. *                  1,691
               86            Tellium, Inc. *                              600
              123            Turnstone Systems, Inc. *                    421
                                                                      -------
                                                                       10,075
                             TELECOMMUNICATIONS EQUIPMENT -- 0.6%
               39            Anaren Microwave, Inc. *                     646
               28            Commscope, Inc. *                            546
              222            Corvis Corp. *                               678
              112            Ectel LTD (Israel) *                       1,890
                                                                      -------
                                                                        3,760
                             TEXTILES -- 0.6%
               74            Mohawk Industries, Inc. *                  3,405

                             TOYS & GAMES -- 0.7%
              156            JAKKS Pacific, Inc. *                      3,892

                             TRANSPORTATION -- 1.4%
               18            Arkansas Best Corp. *                        447
              101            Forward Air Corp. *                        3,051


                         See notes to financial statements.

               SHARES        ISSUER                                  VALUE
-------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------------
                             TRANSPORTATION -- CONTINUED
              187            Werner Enterprises, Inc.                $  4,472
                                                                     --------
                                                                        7,970
                             UTILITIES -- 2.1%
              325            Cleco Corp.                                6,515
              237            CMS Energy Corp.                           5,451
                                                                     --------
                                                                       11,966
                             ------------------------------------------------
                             Total Common Stocks                      543,476
                             (Cost $519,031)
                             ------------------------------------------------
                             INVESTMENT COMPANY -- 0.2%
               69            Gladstone Capital Corp. *                  1,110
                             (Cost $1,044)
            PRINCIPAL
            AMOUNT
           -----------
                             CORPORATE NOTES & BONDS -- 0.1%
                             SEMI-CONDUCTORS -- 0.1%
             $363            Atmi, Inc., SUB, #, 5.25%, 11/15/06          449
                             (Cost $363)
-----------------------------------------------------------------------------
                             Total Long-Term Investments              545,035
                             (Cost $520,438)
-----------------------------------------------------------------------------
                             SHORT-TERM INVESTMENTS -- 6.3%
           SHARES
           -----------
                             MONEY MARKET FUND -- 6.3%
           36,498            JPMorgan Prime Money Market Fund (a)      36,498
                             (Cost $36,498)
-----------------------------------------------------------------------------
                             Total Investments -- 100.0%             $581,533
                             (Cost $556,936)
-----------------------------------------------------------------------------


                         See notes to financial statements.

     JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
              PORTFOLIO OF INVESTMENTS

 As of November 30, 2001 (unaudited)
(Amounts in Thousands)

            SHARES           ISSUER                                               VALUE
----------------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- 94.9%
----------------------------------------------------------------------------------------
                             COMMON STOCKS -- 94.9%
                             ADVERTISING -- 0.3%
               33            Getty Images, Inc. *                              $    661

                             AEROSPACE -- 0.3%
               20            Titan Corp. *                                          530

                             APPAREL -- 1.9%
               56            Coach, Inc. *                                        1,841
               51            Skechers USA, Inc.                                     679
              104            Vans, Inc. *                                         1,461
                                                                               --------
                                                                                  3,981
                             APPLIANCES & HOUSEHOLD DURABLES -- 0.7%
               42            Polycom, Inc. *                                      1,451

                             AUTOMOTIVE -- 0.7%
               35            Oshkosh Truck Corp.                                  1,493

                             BANKING -- 1.9%
               42            City National Corp.                                  1,830
              120            Net.B@nk, Inc. *                                     1,113
               38            Southwest Bancorp. of Texas, Inc. *                  1,034
                                                                               --------
                                                                                  3,977
                             BIOTECHNOLOGY -- 6.2%
               85            Abgenix, Inc. *                                      3,072
               76            Charles River Laboratories International, Inc. *     2,531
               32            CuraGen Corp. *                                        755
               30            Enzon, Inc. *                                        1,738
               35            Inhale Therapeutic Systems, Inc. *                     568
               15            Integra LifeSciences Holdings Corp. *                  401
               30            Invitrogen Corp. *                                   2,024
               37            Maxygen, Inc. *                                        660
               20            Serologicals Corp. *                                   418
               72            Transgenomic, Inc. *                                   736
                                                                               --------
                                                                                 12,903
                             BUSINESS SERVICES -- 2.0%
               20            Administaff, Inc. *                                    584
               10            Fair, Isaac & Co., Inc.                                565
               21            ITT Educational Services, Inc. *                       780
              116            On Assignment, Inc. *                                2,205
                                                                               --------
                                                                                  4,134
                             CHEMICALS -- 2.5%
               32            Cytec Industries, Inc. *                               813
               39            OM Group, Inc.                                       2,344
              101            Symyx Technologies, Inc. *                           1,620
               18            WD-40 Co.                                              403
                                                                               --------
                                                                                  5,180
                             COMPUTER NETWORKS -- 0.5%
              104            Enterasys Networks, Inc. *                           1,026

                    See notes to financial statements.
                                  47

            SHARES           ISSUER                                               VALUE
----------------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------------
                             COMPUTER SOFTWARE -- 10.1%
               42            Activision, Inc. *                                $  1,041
               24            Advent Software, Inc. *                              1,190
               35            BAM! Entertainment, Inc. *                             278
              147            Borland Software Corp. *                             2,130
               78            Eclipsys Corp. *                                     1,156
               75            eFunds Corp. *                                       1,123
               82            HNC Software, Inc. *                                 1,768
                7            Magma Design Automation, Inc. *                        165
               15            Micromuse, Inc. *                                      237
               23            NDCHealth Corp.                                        743
               91            Netegrity, Inc.                                      1,490
               43            NetIQ Corp. *                                        1,438
               83            Precise Software Solutions LTD *                     1,604
               62            Retek, Inc. *                                        1,771
              100            SmartForce PLC, ADR (Ireland) *                      2,236
               12            THQ, Inc. *                                            683
               65            Ulticom, Inc. *                                        648
              133            Witness Systems, Inc. *                              1,465
                                                                               --------
                                                                                 21,166
                             COMPUTERS/COMPUTER HARDWARE -- 1.2%
               23            Mercury Computer Systems, Inc. *                     1,073
               55            Optimal Robotics Corp. *                             1,448
                                                                               --------
                                                                                  2,521
                             CONSTRUCTION MATERIALS -- 0.4%
               37            Dal-Tile International, Inc. *                         785

                             CONSUMER PRODUCTS -- 0.7%
              101            1-800-FLOWERS.COM, Inc. *                            1,464

                             CONSUMER SERVICES -- 4.1%
               59            AMN Healthcare Services, Inc. *                      1,529
              136            DiamondCluster International, Inc., Class A *        1,361
               21            Education Management Corp. *                           764
              298            Hooper Holmes, Inc.                                  2,283
               31            PDI, Inc. *                                            565
               11            The Advisory Board Co. *                               276
               51            Weight Watchers International, Inc.                  1,746
                                                                               --------
                                                                                  8,524
                             ELECTRONICS/ELECTRICAL EQUIPMENT -- 4.9%
               86            ANADIGICS, Inc. *                                    1,440
              152            Capstone Turbine Corp. *                               710
               70            Coherent, Inc. *                                     2,139
               59            DDI Corp. *                                            650
               57            Gentex Corp. *                                       1,353
               32            Millipore Corp.                                      1,891
               32            Plexus Corp. *                                         956
              111            Power-One, Inc. *                                    1,103
                                                                               --------
                                                                                 10,242

                    See notes to financial statements.
                                  48

            SHARES           ISSUER                                               VALUE
----------------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------------
                             ENTERTAINMENT/LEISURE -- 1.6%
               98            Six Flags, Inc. *                                 $  1,400
               90            WMS Industries, Inc. *                               1,855
                                                                               --------
                                                                                  3,255
                             ENVIRONMENTAL SERVICES -- 1.4%
               21            Stericycle, Inc. *                                   1,146
               63            Waste Connections, Inc. *                            1,851
                                                                               --------
                                                                                  2,997
                             FINANCIAL SERVICES -- 2.3%
               56            Allied Capital Corp.                                 1,426
               77            Financial Federal Corp. *                            2,171
              156            Ocwen Financial Corp. *                              1,153
                                                                               --------
                                                                                  4,750
                             FOOD/BEVERAGE PRODUCTS -- 1.0%
               11            Dreyer's Grand Ice Cream, Inc.                         390
               32            Robert Mondavi Corp., Class A *                      1,125
                8            Suiza Foods Corp. *                                    488
                                                                               --------
                                                                                  2,003
                             HEALTH CARE/HEALTH CARE SERVICES -- 4.2%
               44            Bruker Daltonics, Inc. *                               812
               92            Cyberonics, Inc. *                                   2,238
               69            LifePoint Hospitals, Inc. *                          2,346
               20            Physiometrix, Inc. *                                    12
               20            Province Healthcare Co. *                              598
               25            RehabCare Group, Inc. *                                654
              129            STAAR Surgical Co. *                                   548
               72            Unilab Corp. *                                       1,435
                                                                               --------
                                                                                  8,643
                             HOTELS/OTHER LODGING -- 0.6%
              108            Station Casinos, Inc. *                              1,186

                             INSURANCE -- 0.2%
               10            W.R. Berkley Corp.                                     517

                             INTERNET SERVICES/SOFTWARE -- 4.2%
               57            Alloy Online, Inc. *                                   942
              121            Ameritrade Holding Corp., Class A *                    720
              237            eSpeed, Inc., Class A *                              1,945
               90            Interwoven, Inc. *                                     807
              106            Quovadx, Inc. *                                      1,095
              134            Saba Software, Inc. *                                  757
              114            Sonic Wall, Inc. *                                   1,942
              173            Tumbleweed Communications Corp. *                      636
                                                                               --------
                                                                                  8,844
                             MACHINERY & ENGINEERING EQUIPMENT -- 0.4%
               31            Flowserve Corp. *                                      762

                             MANUFACTURING -- 1.4%
               28            Applied Films Corp. *                                  796
              257            GenTek, Inc.                                           391
               42            Roper Industries, Inc.                               1,764
                                                                               --------
                                                                                  2,951

                    See notes to financial statements.

            SHARES           ISSUER                                               VALUE
----------------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------------
                             MULTI-MEDIA -- 1.1%
               44            Crown Media Holdings, Inc., Class A *             $    528
               50            Information Holdings, Inc. *                         1,164
               35            Insight Communications Co., Inc. *                     690
                                                                               --------
                                                                                  2,382
                             OIL & GAS -- 6.0%
               80            Chesapeake Energy Corp. *                              509
              159            Core Laboratories NV *                               2,481
               69            FMC Technologies, Inc. *                               869
              218            Global Industries LTD *                              1,399
               48            Gulf Island Fabrication, Inc. *                        562
               75            Spinnaker Exploration Co. *                          3,090
               37            Stone Energy Corp. *                                 1,314
               28            W-H Enegry Services, Inc. *                            429
              100            Westport Resources Corp. *                           1,737
                                                                               --------
                                                                                 12,390
                             PHARMACEUTICALS -- 10.6%
               37            Accredo Health, Inc. *                               1,368
               35            Adolor Corp. *                                         514
               46            Amylin Pharmaceuticals, Inc. *                         414
               84            COR Therapeutics, Inc. *                             1,771
               17            Gilead Sciences, Inc. *                              1,246
               36            ImmunoGen, Inc. *                                      595
               81            Isis Pharmaceuticals, Inc. *                         1,836
              101            La Jolla Pharmaceutical Co. *                          856
              135            Ligand Pharmaceuticals, Inc. *                       2,228
               42            Medarex, Inc. *                                        986
               89            Neurocrine Biosciences, Inc. *                       4,257
               23            OSI Pharmaceuticals, Inc. *                          1,133
               58            Priority Healthcare Corp., Class B *                 1,902
               30            Taro Pharmaceutical Industries LTD (Israel) *        1,096
               31            Trimeris, Inc. *                                     1,102
              125            Xoma, LTD *                                          1,078
                                                                               --------
                                                                                 22,382
                             PIPELINES -- 0.2%
               15            Western Gas Resources, Inc.                            457

                             REAL ESTATE INVESTMENT TRUST -- 0.8%
               31            FBR Asset Investment Corp.                             736
               79            Ventas, Inc.                                           958
                                                                               --------
                                                                                  1,694
                             RESTAURANTS/FOOD SERVICES -- 1.4%
               73            AFC Enterprises, Inc. *                              1,728
               32            CEC Entertainment, Inc. *                            1,197
                                                                               --------
                                                                                  2,925
                             RETAILING -- 3.8%
               35            AnnTaylor Stores Corp. *                               967
               71            Cost Plus, Inc. *                                    1,460
               66            Duane Reade, Inc. *                                  2,174
               42            Genesco, Inc. *                                        805
               20            HOT Topic, Inc. *                                      567

                    See notes to financial statements.

            SHARES           ISSUER                                               VALUE
----------------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------------
                             RETAILING -- CONTINUED
               42            School Specialty, Inc. *                          $  1,061
               31            Ultimate Electronics, Inc. *                           795
                                                                               --------
                                                                                  7,829
                             SEMI-CONDUCTORS -- 7.9%
               62            Asyst Technologies, Inc. *                             686
               33            Atmi, Inc. *                                           754
              172            August Technology Corp. *                            1,362
               67            AXT, Inc. *                                            891
               97            Centillium Communications, Inc. *                      977
              117            Exar Corp. *                                         2,312
              127            HI/FN, Inc. *                                        2,008
               38            Integrated Circuit Systems, Inc. *                     713
               44            Kopin Corp. *                                          713
               45            LTX Corp. *                                            949
               17            Monolithic System Technology, Inc. *                   317
               27            Mykrolis Corp. *                                       340
               51            Photronics, Inc. *                                   1,362
              149            Silicon Image, Inc. *                                  627
               53            Therma-Wave, Inc. *                                    591
               70            TriQuint Semiconductor, Inc. *                       1,121
               21            Veeco Instruments, Inc. *                              692
                                                                               --------
                                                                                 16,415
                             STEEL -- 0.7%
               60            Reliance Steel & Aluminum                            1,466

                             TELECOMMUNICATIONS -- 3.7%
              138            Advanced Fibre Communication, Inc. *                 2,686
               43            Alamosa Holdings, Inc. *                               594
              132            Boston Communications Group *                        1,335
              137            Crown Castle International Corp. *                   1,488
               13            SafeNet, Inc. *                                        174
              169            Stratos Lightwave, Inc. *                              967
               63            Tellium, Inc. *                                        440
                                                                               --------
                                                                                  7,684
                             TELECOMMUNICATIONS EQUIPMENT -- 1.5%
              124            Anaren Microwave, Inc. *                             2,026
              242            Corvis Corp. *                                         739
               22            Ectel LTD (Israel) *                                   367
                                                                               --------
                                                                                  3,132
                             TOYS & GAMES -- 0.4%
               30            JAKKS Pacific, Inc. *                                  757

                    See notes to financial statements.

            SHARES           ISSUER                                               VALUE
----------------------------------------------------------------------------------------
               LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------------
                             TRANSPORTATION -- 0.6%
               40            Forward Air Corp. *                               $  1,209

                             UTILITIES -- 0.5%
               51            Cleco Corp.                                          1,021
----------------------------------------------------------------------------------------
                             Total Long-Term Investments                        197,689
                             (Cost $221,431)
----------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS -- 5.1%
----------------------------------------------------------------------------------------
                             MONEY MARKET FUND -- 5.1%
           10,520            JPMorgan Prime Money Market Fund (a)                10,520
                             (Cost $10,520)
----------------------------------------------------------------------------------------
                             Total Investments -- 100.0%                       $208,209
                             (Cost $231,951)
----------------------------------------------------------------------------------------

INDEX:
*      -- Non-income producing security.
#      -- Security may only be sold to qualified institutional buyers.
^      -- Share amounts round to less than one thousand.
@      -- Securities fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for future contracts.
(a) -- Affiliated. Money Market Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
ADR    -- American Depositary Receipt.
Ser.   -- Series.
SUB    -- Step-up Bond. The maturity date shown is the earlier of the call date or the maturity date; the rate shown is the rate in effect as of November 30, 2001.

                    See notes to financial statements.

                JPMORGAN FUNDS STATEMENT OF ASSETS & LIABILITIES
                     As of November 30, 2001 (unaudited)

(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                                                  DISCIPLINED
                                                                     EQUITY
                                                                      FUND
=============================================================================
ASSETS:
  Investment securities, at value                                  $1,252,276
  Receivables:
    Investment securities sold                                          1,934
    Fund shares sold                                                      156
    Dividends and interest                                              1,375
    Expense reimbursements                                                  1
-----------------------------------------------------------------------------
Total Assets                                                        1,255,742
-----------------------------------------------------------------------------
LIABILITIES:
  Payables:
  Fund shares redeemed                                                  1,938
  Due to custodian                                                          2
  Variation margin                                                         67
  Accrued liabilities:
    Investment advisory fees                                              357
    Administration fees                                                    61
    Shareholder servicing fees                                             25
    Custodian fees                                                         95
    Other                                                                 118
-----------------------------------------------------------------------------
Total Liabilities                                                       2,663
-----------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                                   1,397,551
  Accumulated undistributed net
  investment income                                                     6,909
  Accumulated net realized loss
  on investments and futures contracts                               (242,594)
  Net unrealized appreciation
  of investments and futures contracts                                 91,213
-----------------------------------------------------------------------------
Total Net Assets                                                   $1,253,079
-----------------------------------------------------------------------------
Shares of beneficial interest outstanding
($.001 par value; unlimited number of
shares authorized):
  Class A Shares                                                            2
  Class B Shares                                                            4
  Institutional Shares                                                 79,391
  Select Shares                                                         9,118
Net Asset Value:
  Class A Shares (and redemption price)                            $    14.15
  Class B Shares*                                                  $    14.14
  Institutional Shares (and redemption price)                      $    14.16
  Select Shares (and redemption price)                             $    14.15
Class A Maximum Public Offering Price Per Share
(net asset value per share/94.25%)                                 $    15.01
-----------------------------------------------------------------------------
Cost of investments                                                $1,161,382
=============================================================================
*Redemption price may be reduced by contingent deferred sales charge.

                      See notes to financial statements.

(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                                 U.S. EQUITY     SMARTINDEX(TM)
                                                    FUND              FUND
===============================================================================
ASSETS:
  Investment securities, at value                  $539,714        $466,029
  Cash                                                   --               1
  Receivables:
    Investment securities sold                        2,874             856
    Fund shares sold                                      1             101
    Dividends and interest                              596             603
-------------------------------------------------------------------------------
Total Assets                                        543,185         467,590
-------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                     743           1,412
    Fund shares redeemed                                 30               4
    Variation margin                                     64              25
    Accrued liabilities:
      Investment advisory fees                          176              87
      Administration fees                                29              --
      Shareholder servicing fees                         87              --
      Custodian fees                                     70              --
      Distribution fees                                  24              --
      Other                                             208             173
-------------------------------------------------------------------------------
Total Liabilities                                     1,431           1,701
-------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                   500,714         570,874
  Accumulated undistributed
  net investment income                                 962           2,442
  Accumulated net realized loss
  on investments and futures contracts              (30,900)        (89,427)
  Net unrealized appreciation (depreciation)
  of investments and futures contracts               70,978         (18,000)
-------------------------------------------------------------------------------
Total Net Assets                                   $541,754        $465,889
-------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($.001 par value; unlimited number of
shares authorized):
  Class A Shares                                      5,337              --
  Class B Shares                                      1,846              --
  Class C Shares                                        123              --
  Institutional Shares                               12,125          34,254
  Select Shares                                      33,063              --
Net Asset Value:
  Class A Shares (and
  redemption price)                                $  10.32        $     --
  Class B Shares*                                  $  10.30        $     --
  Class C Shares*                                  $  10.30        $     --
  Institutional Shares (and redemption price)      $  10.32        $  13.60
  Select Shares (and redemption price)             $  10.32        $     --
Class A Maximum Public Offering Price Per Share
(net asset value per share / 94.25%)               $  10.95        $     --
-------------------------------------------------------------------------------
   Cost of investments                             $469,845        $484,730
===============================================================================
*Redemption price may be reduced by contingent deferred sales charge.

                      See notes to financial statements.

(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                                                        U.S. SMALL
                                                  U.S. SMALL              COMPANY
                                                   COMPANY             OPPORTUNITIES
                                                     FUND                  FUND
====================================================================================
ASSETS:
  Investment securities, at value                 $581,533               $208,209
  Cash                                                  --                      1
  Receivables:
    Investment securities sold                       3,954                    447
    Fund shares sold                                     6                    642
    Dividends and interest                             358                     12
------------------------------------------------------------------------------------
Total Assets                                       585,851                209,311
------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Due to custodian                                     1                     --
    Investment securities purchased                  2,460                  1,604
  Accrued liabilities:
    Investment advisory fees                           280                     96
    Administration fees                                 42                     22
    Shareholder servicing fees                          72                     25
    Custodian fees                                      75                     48
    Other                                              122                    126
------------------------------------------------------------------------------------
Total Liabilities                                    3,052                  1,921
------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                  573,755                331,363
  Accumulated undistributed/(overdistributed)
  net investment income                              1,319                   (619)
  Accumulated net realized loss
  on investments                                   (16,872)               (99,612)
  Net unrealized appreciation (depreciation)
  of investments                                    24,597                (23,742)
------------------------------------------------------------------------------------
Total Net Assets                                  $582,799               $207,390
------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($.001 par value; unlimited number of
shares authorized):
  Institutional Shares                              26,621                     --
  Select Shares                                     22,558                 20,904
Net Asset Value:
  Institutional Shares (and redemption price)     $  11.85               $     --
  Select Shares (and redemption price)            $  11.85               $   9.92
------------------------------------------------------------------------------------
Cost of investments                               $556,936               $231,951
====================================================================================

                      See notes to financial statements.

                    JPMORGAN FUNDS STATEMENT OF OPERATIONS
                 Six months ended November 30, 2001 (unaudited)

(AMOUNTS IN THOUSANDS)
                                                             DISCIPLINED EQUITY
                                                                    FUND
                                                             ------------------
                                                                  6/1/01
                                                                  THROUGH
                                                                  11/30/01
=============================================================================
INVESTMENT INCOME:
  Dividend                                                       $   3,626
  Interest                                                              19
  Dividend income from affiliated investments*                          61
  Foreign taxes withheld                                                (2)
  Allocated investment Income from Portfolio                         4,003
  Allocated expenses from Portfolio                                 (1,318)
-----------------------------------------------------------------------------
Total investment income                                              6,389
-----------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                             934
  Administration fees                                                  478
  Shareholder servicing fees                                           632
  Custodian fees                                                        48
  Printing and postage                                                  16
  Professional fees                                                     20
  Registration expenses                                                 44
  Transfer agent fees                                                   28
  Trustees' fees                                                         6
  Fund services fees                                                     6
  Other                                                                 17
-----------------------------------------------------------------------------
Total expenses                                                       2,229
-----------------------------------------------------------------------------
  Less amounts waived                                                  481
  Less expense reimbursements                                          329
-----------------------------------------------------------------------------
    Net expenses                                                     1,419
-----------------------------------------------------------------------------
      Net investment income                                          4,970
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Net realized loss on transactions from:
     Portfolio                                                     (17,718)
     Investments                                                   (66,446)
     Futures                                                          (252)
   Change in net unrealized
   appreciation/depreciation of:
     Portfolio                                                    (151,650)
     Investments                                                   118,742
     Futures                                                           319
-----------------------------------------------------------------------------
  Net realized and unrealized loss on
  portfolio, investments and futures transactions                 (117,005)
-----------------------------------------------------------------------------
  Net decrease in Net Assets
  from operations                                                $(112,035)
=============================================================================
*Includes reimbursement of investment advisory,
administrative and shareholder servicing fees:                   $       3

                      See notes to financial statements.

(AMOUNTS IN THOUSANDS)
                                                     U.S. EQUITY      SMARTINDEX(TM)
                                                         FUND             FUND
                                                     ------------     --------------
                                                         6/1/01          6/1/01
                                                        THROUGH          THROUGH
                                                        11/30/01         11/30/01
------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend                                             $  1,458       $   2,952
  Interest                                                   37              25
  Dividend income from affiliated investments*               55             137
  Foreign taxes withheld                                     --             (38)
  Allocated investment income from Portfolio                429              --
  Allocated expenses from Portfolio                        (186)             --
------------------------------------------------------------------------------------
Total investment income                                   1,793           3,076
------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                  457             574
  Administration fees                                       180             172
  Shareholder servicing fees                                286             230
  Distribution fees                                          63              --
  Custodian fees                                             53              83
  Printing and postage                                        5              14
  Professional fees                                           8              25
  Registration expenses                                      16              59
  Transfer agent fees                                        62              10
  Trustees' fees                                              2               2
  Fund services fees                                          1               2
  Other                                                       3               8
------------------------------------------------------------------------------------
Total expenses                                            1,136           1,179
------------------------------------------------------------------------------------
  Less amounts waived                                       124             174
  Less expense reimbursements                                --             175
------------------------------------------------------------------------------------
    Net expenses                                          1,012             830
------------------------------------------------------------------------------------
      Net investment income                                 781           2,246
------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Net realized loss on transactions from:
     Portfolio                                          (1,583)              --
     Investments                                       (26,886)         (26,096)
     Futures                                              (846)            (996)
   Change in net unrealized
   appreciation/depreciation of:
     Portfolio                                         (17,545)              --
     Investments                                        61,253          (19,135)
     Futures                                             1,109              302
------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
    on portfolio, investments and futures transactions  15,502          (45,925)
------------------------------------------------------------------------------------
    Net increase (decrease) in Net Assets
    from operations                                    $16,283       $(43,679)
------------------------------------------------------------------------------------
*Includes reimbursement of investment advisory,
administrative and shareholder servicing fees:         $     3       $      5

                      See notes to financial statements.

(AMOUNTS IN THOUSANDS)
                                                                      U.S. SMALL COMPANY
                                                 U.S. SMALL COMPANY      OPPORTUNITIES
                                                        FUND                 FUND
                                                 ------------------   ------------------
                                                       6/1/01               6/1/01
                                                       THROUGH              THROUGH
                                                      11/30/01             11/30/01
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend                                           $  1,550             $   198
  Interest                                                  4                   1
  Dividend income from affiliated investments             134                  87
  Allocated investment income from Portfolio            1,415                 412
  Allocated expenses from Portfolio                      (709)               (565)
----------------------------------------------------------------------------------------
Total investment income                                 2,394                 133
----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                729                 277
  Administration fees                                     208                  89
  Shareholder servicing fees                              308                 322
  Custodian fees                                           38                  26
  Printing and postage                                     11                  13
  Professional fees                                        11                   9
  Registration expenses                                    16                  13
  Transfer agent fees                                      24                  44
  Trustees' fees                                            2                   1
  Fund services fees                                        1                   1
  Other                                                    14                   5
----------------------------------------------------------------------------------------
Total expenses                                          1,362                 800
----------------------------------------------------------------------------------------
  Less amounts waived                                      86                  48
----------------------------------------------------------------------------------------
    Net expenses                                        1,276                 752
----------------------------------------------------------------------------------------
      Net investment income (loss)                      1,118                (619)
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Net realized gain (loss) on transactions from:
     Portfolio                                          2,848             (21,446)
     Investments                                       (8,500)            (46,061)
   Change in net unrealized
   appreciation/depreciation of:
     Portfolio                                        (52,455)            (45,038)
     Investments                                       49,871              47,457
----------------------------------------------------------------------------------------
   Net realized and unrealized loss
   on portfolio and investment transactions            (8,236)            (65,088)
----------------------------------------------------------------------------------------
   Net decrease in Net Assets
   from operations                                   $ (7,118)           $(65,707)
----------------------------------------------------------------------------------------
*Includes reimbursement of investment advisory,
administrative and shareholder servicing fees:       $      2            $      4

                      See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF CHANGES IN NET ASSETS For the period indicated (unaudited) (Amounts in thousands)

                                                                                           DISCIPLINED EQUITY
                                                                                                  FUND
                                                                                      -----------------------------
                                                                                          6/1/01         YEAR
                                                                                          THROUGH        ENDED
                                                                                         11/30/01       5/31/01
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                                 $    4,970      $   11,993
 Net realized gain (loss) from portfolio, investments and futures transactions            (84,416)       (149,357)
 Change in unrealized appreciation/depreciation from portfolio, investments and
   futures contracts                                                                      (32,589)        (12,853)
-------------------------------------------------------------------------------------------------------------------
   Decrease in net assets from operations                                                (112,035)      (150, 217)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                       (777)        (12,362)
 Net realized gain on investment transactions                                                  --              --
-------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                       (777)        (12,362)
-------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from capital share transactions                                  155,650       (103, 290)
-------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                                 42,838        (265,869)

NET ASSETS:

 Beginning of period                                                                    1,210,241       1,476,110
-------------------------------------------------------------------------------------------------------------------
 End of period                                                                          1,253,079       1,210,241
-------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                        $    6,909      $    2,716
-------------------------------------------------------------------------------------------------------------------

                      See notes to financial statements.

                                                                    U.S. EQUITY               SMARTINDEX(TM)
                                                                       FUND                       FUND
                                                            -------------------------   ---------------------------
                                                               6/1/01        YEAR         6/1/01         YEAR
                                                              THROUGH        ENDED        THROUGH        ENDED
                                                              11/30/01      5/31/01       11/30/01      5/31/01
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                        $    781      $  1,114       $  2,246      $  4,683
 Net realized gain (loss) from portfolio, investments
   and futures transactions                                    (29,315)        5,941        (27,092)      (58,403)
 Change in unrealized appreciation/depreciation from
   portfolio investments and futures contracts                  44,817       (16,637)       (18,833)       (2,004)
-------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations            16,283        (9,582)       (43,679)      (55,724)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                            (134)       (1,331)        (1,334)       (4,240)
 Net realized gain on investment transactions                       --       (10,850)            --            --
-------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                            (134)      (12,181)        (1,334)       (4,240)
-------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from capital share transactions           374,602       (68,724)        27,539       142,786
-------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                     390,751       (90,487)       (17,474)       82,822

NET ASSETS:

 Beginning of period                                           151,003       241,490        483,363       400,541
-------------------------------------------------------------------------------------------------------------------
 End of period                                                 541,754       151,003        465,889       483,363
-------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income               $    962      $    315       $  2,442      $  1,530
-------------------------------------------------------------------------------------------------------------------

                      See notes to financial statements.

                                                            U.S. SMALL COMPANY           US SMALL COMPANY
                                                                  FUND                   OPPORTUNITIES FUND
                                                       --------------------------   -------------------------------
                                                         6/1/01          YEAR          6/1/01           YEAR
                                                         THROUGH         ENDED         THROUGH          ENDED
                                                         11/30/01       5/31/01        11/30/01        5/31/01
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income Income (loss)                     $  1,118       $  2,198      $    (619)      $   (1,825)
 Net realized gain (loss) from portfolio and
   investments transactions                                (5,652)           575        (67,507)         (30,821)
 Change in net unrealized appreciation/depreciation
   from portfolio and investments                          (2,584)        (3,970)         2,419          (56,858)
-------------------------------------------------------------------------------------------------------------------
 Decrease in net assets from operations                    (7,118)        (1,197)       (65,707)         (89,504)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                       (302)        (2,155)            --               --
 Net realized gain on investment transactions                  --        (45,717)            --          (40,197)
-------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                       (302)       (47,872)            --          (40,197)
-------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from capital share transactions      180,236        100,978        (66,393)         (59,487)
-------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                172,816         51,909       (132,100)        (189,188)

NET ASSETS:

 Beginning of period                                      409,983        358,074        339,490          528,678
-------------------------------------------------------------------------------------------------------------------
 End of period                                            582,799        409,983        207,390          339,490
-------------------------------------------------------------------------------------------------------------------
Accumulated undistributed/(overdistributed) net
  investment income                                      $  1,319       $    503      $    (619)        $     --
-------------------------------------------------------------------------------------------------------------------

                      See notes to financial statements.

JPMORGAN U.S. EQUITY FUNDS
         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
         NOVEMBER 30, 2001

1. ORGANIZATION
J.P. Morgan Funds ("JPMF"), J.P. Morgan Institutional Funds ("JPMIF"), and J.P. Morgan Series Trust ("JPMST") (the "Trusts") were organized as Massachusetts business trusts and registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as open-end management investment companies. JPMF and JPMIF were organized on November 4, 1992 and JPMST was organized on August 15, 1996. The Funds below (collectively the "Funds") are separate series of the Trusts. Not all series of the Trusts are shown in this report.

Effective September 10, 2001, J.P. Morgan SmartIndex(TM) Fund was renamed with the approval of the Board of Trustees. Also, in connection with Plans of Reorganization ("Reorganization") (see Reorganizations Note 2) that were implemented on September 10, 2001, the new names of the separate series of the Trusts are as follows:

NEW NAME                                                    OLD NAME                             TRUST
------------------------------------------------------------------------------------------------------
JPMORGAN DISCIPLINED EQUITY FUND ("DEF")                    J.P. MORGAN INSTITUTIONAL            JPMIF
                                                            DISCIPLINED EQUITY FUND
JPMORGAN U.S. EQUITY FUND ("USEF")                          J.P. MORGAN INSTITUTIONAL            JPMIF
                                                            U.S. EQUITY FUND
JPMORGAN SMARTINDEX(TM) FUND ("SF")                         J.P. MORGAN SMARTINDEX(TM) FUND      JPMST
JPMORGAN U.S. SMALL COMPANY FUND ("USSCF")                  J.P. MORGAN INSTITUTIONAL U.S.       JPMIF
                                                            SMALL COMPANY FUND
JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND ("USSCOF")   J.P. MORGAN U.S. SMALL COMPANY       JPMF
                                                            OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------

THE FUNDS OFFER VARIOUS CLASSES OF SHARES AS FOLLOWS:

FUND        CLASS OFFERED
------------------------------------------------------------
DEF         CLASS A, CLASS B, INSTITUTIONAL, SELECT
USEF        CLASS A, CLASS B, CLASS C, INSTITUTIONAL, SELECT
SF          INSTITUTIONAL
USSCF       INSTITUTIONAL, SELECT
USSCOF      SELECT
------------------------------------------------------------

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Class ("Class I") and the Select Class ("Class S"). All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

Prior to September 10, 2001, DEF, USEF, USSCF and USSCOF had utilized the Master Feeder Fund Structure where each Fund sought to achieve their investment objectives by investing all of their investable assets in The Disciplined Equity Portfolio, The U.S. Equity Portfolio, The U.S. Small Company Portfolio and The U.S. Small Company Opportunities Portfolio, respectively. As of September 10, 2001, DEF, USEF, USSCF and USSCOF invest directly in portfolio securities (see Reorganizations Note 2).

2. REORGANIZATIONS
Prior to the open of business on September 10, 2001, the J.P. Morgan Institutional Disciplined Equity Fund, J.P. Morgan Institutional U.S. Equity Fund and J.P. Morgan Institutional U.S. Small Company Fund (collectively, the "Acquiring Funds") acquired all the net assets of J.P. Morgan Disciplined Equity Fund, J.P. Morgan U.S. Equity Fund, J.P. Morgan U.S. Equity Fund -- Advisor Series, JPMorgan Large Cap Equity Fund and J.P. Morgan U.S. Small Company Fund (collectively, the "Target Fund"), as shown in the tables below, pursuant to Reorganization Plans approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Holders of Class A Shares in the Target Funds received Class A Shares in the Acquiring Funds, holders of Class B Shares in the Target Funds received Class B Shares in the Acquiring Funds, holders of Class C Shares in the Target Funds received Class C Shares in the Acquiring Funds and holders of Institutional Class Shares in the Target Funds received Select Shares in the Acquiring Funds. For single class Target Funds, the type of Shares received in the Acquiring Funds is shown in parenthesis in the tables below.

The following is a summary of Beneficial Interest Outstanding, Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/Depreciation immediately before and after the Reorganizations:

                                                                         JPMorgan
                                                            Disciplined Equity Fund Reorganization
----------------------------------------------------------------------------------------------------------------------------
                                    Beneficial                                                                   Net
                                     Interest        Shares                                Net Asset          Unrealized
                                    Outstanding    Outstanding          Net Assets      Value Per Share      Depreciation
----------------------------------------------------------------------------------------------------------------------------
Target Fund
J.P. Morgan Disciplined
Equity Fund ("Select")               8,242,077                      $   116,748,338          $14.16          $  (7,515,207)

Acquiring Fund
J.P. Morgan Institutional
Disciplined Equity Fund
("Institutional")                   79,826,524                      $ 1,081,084,693          $13.54          $ (20,332,841)

Post Reorganization
JPMorgan Disciplined
Equity Fund                                                                                                  $ (27,848,048)
    Select Class                                     8,617,894      $   116,748,338          $13.54
    Institutional Class                             79,826,524      $ 1,081,084,693          $13.54

                                      63

                                                                               JPMORGAN
                                                                     U.S. EQUITY FUND REORGANIZATION
                                         -------------------------------------------------------------------------------------
                                                                                                                    NET
                                          BENEFICIAL                                                             UNREALIZED
                                           INTEREST      SHARES                              NET ASSET          APPRECIATION/
                                         OUTSTANDING   OUTSTANDING          NET ASSETS     VALUE PER SHARE      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Target Funds
J.P. Morgan U.S. Equity
Fund ("Select")                           15,782,199                    $   261,817,014          $16.59          $    73,703

J.P. Morgan U.S. Equity
Fund - Advisor Series ("A")                  327,251                    $     2,462,512          $ 7.52          $  (207,364)

JPMorgan Large Cap
Equity Fund                                                                                                      $(1,371,337)
    Class A                                4,727,184                     $    50,780,676          $10.74
    Class B                                1,789,159                     $    19,035,232          $10.64
    Class C                                  121,775                     $     1,288,583          $10.58
    Class I
    (renamed Select Class)                 5,675,602                     $    61,261,152          $10.79

Acquiring Fund
J.P. Morgan Institutional
U.S. Equity Fund
("Institutional")                         11,273,159                     $   108,961,427          $ 9.67          $10,119,730

Post Reorganization
JPMorgan U.S. Equity Fund                                                                                         $ 8,614,732
    Select Class                                        33,410,011      $   323,078,166           $  9.67
    Institutional Class                                 11,273,159      $   108,961,427           $  9.67
    Class A                                              5,504,516      $    53,243,188           $  9.67
    Class B                                              1,968,150      $    19,035,232           $  9.67
    Class C                                                133,220      $     1,288,583           $  9.67

                                                                                  JPMORGAN
                                                                   U.S. SMALL COMPANY FUND REORGANIZATION
                                         -------------------------------------------------------------------------------------
                                          BENEFICIAL                                                                NET
                                           INTEREST      SHARES                              NET ASSET           UNREALIZED
                                         OUTSTANDING   OUTSTANDING          NET ASSETS     VALUE PER SHARE      DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Target Fund
J.P. Morgan U.S. Small
Company Fund ("Select")                   11,596,048                    $   253,686,537           $21.88          $(14,359,033)

Acquiring Fund

J.P. Morgan Institutional
U.S. Small Company Fund
("Institutional")                         27,900,883                    $   325,565,895           $11.67          $(10,915,123)

Post Reorganization
JPMorgan U.S. Small
Company Fund                                                                                                      $(25,274,156)
    Select Class                                        21,741,082      $   253,686,537           $11.67
    Institutional Class                                 27,900,883      $   325,565,895           $11.67

Below is the Statement of Operations for the J.P. Morgan Disciplined Equity Portfolio ("Master Portfolio") for the period June 1, 2001 through September 9, 2001.

(Amounts in Thousands)
--------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
    Interest income                                                            $          19
    Dividend income from affiliated investments*                                         139
    Dividend income (net of foreign withholding tax of $68)                            4,281
--------------------------------------------------------------------------------------------
      Total investment income                                                          4,439
--------------------------------------------------------------------------------------------
  EXPENSES:
    Advisory fee                                                                       1,267
    Custodian fees and expenses                                                           83
    Professional fees and expenses                                                        11
    Administrative service fees                                                           84
    Printing expense                                                                       2
    Fund services fees                                                                     6
    Trustees' fees and expenses                                                            4
    Administration fee                                                                    --+
    Other                                                                                  3
--------------------------------------------------------------------------------------------
      Total expenses                                                                   1,460
--------------------------------------------------------------------------------------------
        Net investment income                                                          2,979
============================================================================================
  REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized loss on:
      Investment transactions                                                        (19,278)
      Futures transactions                                                              (852)
--------------------------------------------------------------------------------------------
    Net realized loss                                                                (20,130)
--------------------------------------------------------------------------------------------
    Net change in unrealized appreciation/depreciation on:
      Investment transactions                                                       (166,413)
      Futures contracts                                                               (1,085)
============================================================================================
    Net change in unrealized appreciation/depreciation                              (167,498)
============================================================================================
        Net decrease in net assets resulting from operations                       $(184,649)
============================================================================================
* Includes reimbursements of investment advisory, administrative and shareholder
  servicing fees:                                                                  $       5

+ Amounts is less than one thousand.

The allocated income and expenses of the Master Portfolio attributable to J.P. Morgan Institutional Disciplined Equity Fund was 90.18% and 90.16% of the Master's income and expenses and 9.82% and 9.84% to J.P. Morgan Disciplined Equity Fund for the period June 1, 2001 through September 9, 2001.

Below is the summary of Fund level expenses for the J.P. Morgan Disciplined Equity Fund for the period June 1, 2001 through September 9, 2001.

(Amounts in Thousands)
--------------------------------------------------------------------------------------------
    Financial and fund accounting service fee                                         $    8
    Transfer agent fees                                                                   11
    Shareholder servicing fees                                                            89
    Registration fees                                                                      7
    Printing expenses                                                                      3
    Professional fees                                                                      3
    Administrative service fees                                                            8
    Fund services fees                                                                    --*
    Trustees' fees and expenses                                                           --*
    Administration fee                                                                    --*
    Other                                                                                  5
--------------------------------------------------------------------------------------------
      Total fund expenses                                                             $  134
--------------------------------------------------------------------------------------------
* Amount is less than one thousand.

Below is the Statement of Operations for the J.P. Morgan U.S. Equity Portfolio
("Master Portfolio") for the period June 1, 2001 through September 9, 2001.

(Amounts in Thousands)
--------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest income                                                            $        14
      Dividend income from affiliated investments*                                        71
      Dividend income (net of foreign withholding tax of $1)                           1,242
--------------------------------------------------------------------------------------------
        Total investment income                                                        1,327
--------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory fee                                                                       487
      Custodian fees and expenses                                                         33
      Professional fees and expenses                                                      11
      Administrative service fees                                                         28
      Printing expense                                                                     3
      Fund services fees                                                                  --+
      Trustees' fees and expenses                                                          2
      Administration fee                                                                  --+
      Other                                                                                4
--------------------------------------------------------------------------------------------
        Total expenses                                                                   568
--------------------------------------------------------------------------------------------
          Net investment income                                                          759
============================================================================================
    REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized loss on:
        Investment transactions                                                       (6,341)
        Futures transactions                                                            (283)
--------------------------------------------------------------------------------------------
      Net realized loss                                                               (6,624)
--------------------------------------------------------------------------------------------
      Net change in unrealized appreciation/depreciation on:
        Investment transactions                                                      (51,944)
        Futures contracts                                                               (839)
============================================================================================
      Net change in unrealized appreciation/depreciation                             (52,783)
============================================================================================
        Net decrease in net assets resulting from operations                        $(58,648)
============================================================================================
* Includes reimbursements of investment advisory, administrative and
  shareholder servicing fees:                                                       $      3

+ Amounts is less than one thousand.

The allocated income and expenses of the Master Portfolio attributable to J.P. Morgan Institutional U.S. Equity Fund was 32.37% and 32.50% of the Master's income and expenses, 67.06% and 66.92% to J.P. Morgan U.S. Equity Fund and 0.57% and 0.58% to J.P. Morgan U.S. Equity Fund -- Advisor Series for the period June 1, 2001 through September 9, 2001.

Below is the summary of Fund level expenses for the J.P. Morgan U.S. Equity Fund for the period June 1, 2001 through September 9, 2001.

(Amounts in Thousands)
-------------------------------------------------------------------------
    Financial and fund accounting service fee                      $    8
    Transfer agent fees                                                23
    Shareholder servicing fees                                        204
    Registration fees                                                   9
    Printing expenses                                                   4
    Professional fees                                                   3
    Administrative service fees                                        19
    Fund services fees                                                  3
    Trustees' fees and expenses                                         2
    Administration fee                                                  1
    Other                                                               3
-------------------------------------------------------------------------
      Total fund expenses                                          $  279
-------------------------------------------------------------------------

Below is the summary of Fund level expenses for the J.P. Morgan U.S. Equity Fund-- Advisor Series for the period June 1, 2001 through September 9, 2001.

(Amounts in Thousands)
-------------------------------------------------------------------------
    Financial and fund accounting service fee                        $  8
    Transfer agent fees                                                 4
    Shareholder servicing fees                                          4
    Printing expenses                                                   3
    Professional fees                                                   2
    Administrative service fees                                        --*
    Fund services fees                                                 --*
    Trustees' fees and expenses                                        --*
    Administration fee                                                 --*
    Other                                                              --*
-------------------------------------------------------------------------
      Total fund expenses                                              21
-------------------------------------------------------------------------
    Less: expense reimbursements                                       17
-------------------------------------------------------------------------
      Net fund expenses                                              $  4
-------------------------------------------------------------------------

* Amount is less than one thousand.

Below is the Statement of Operations for the J.P. Morgan U.S. Small Company Portfolio ("Master Portfolio") for the period June 1, 2001 through September 9, 2001.

(Amounts in Thousands)
-------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest income                                          $       89
      Dividend income from affiliated investments*                    535
      Dividend income (net of foreign withholding tax of $3)        1,726
-------------------------------------------------------------------------
        Total investment income                                     2,350
-------------------------------------------------------------------------
    EXPENSES:
      Advisory fee                                                  1,106
      Custodian fees and expenses                                      51
      Professional fees and expenses                                   10
      Administrative service fees                                      43
      Printing expense                                                  2
      Fund services fees                                                3
      Trustees' fees and expenses                                       1
      Administration fee                                                1
      Other                                                             1
-------------------------------------------------------------------------
        Total expenses                                              1,218
-------------------------------------------------------------------------
          Net investment income                                     1,132
=========================================================================
    REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain on:
        Investment transactions                                     4,917
-------------------------------------------------------------------------
      Net realized gain                                             4,917
-------------------------------------------------------------------------
      Net change in unrealized appreciation/depreciation on:
        Investment transactions                                   (90,838)
=========================================================================
      Net change in unrealized appreciation/depreciation          (90,838)
=========================================================================
          Net decrease in net assets resulting from operations   $(84,789)
=========================================================================

* Includes reimbursements of investment advisory,
  administrative and shareholder servicing fees:                 $     18

The allocated income and expenses of the Master Portfolio attributable to J.P. Morgan Institutional U.S. Small Company Fund was 58.22% and 58.12% of the Master's income and expenses and 41.78% and 41.88% to J.P. Morgan U.S. Small Company Fund for the period June 1, 2001 through September 9, 2001.

Below is the summary of Fund level expenses for the J.P. Morgan U.S. Small Company Fund for the period June 1, 2001 through September 9, 2001.

(Amounts in Thousands)
---------------------------------------------------------------------------
    Financial and fund accounting service fee                        $    8
    Transfer agent fees                                                  16
    Shareholder servicing fees                                          194
    Registration fees                                                    14
    Printing expenses                                                     3
    Professional fees                                                     2
    Administrative service fees                                          18
    Fund services fees                                                    1
    Trustees' fees and expenses                                           1
    Administration fee                                                    1
    Other                                                                 9
---------------------------------------------------------------------------
      Total fund expenses                                             $ 267
---------------------------------------------------------------------------

Below is the Statement of Operations for the J.P. Morgan U.S. Small Company Opportunities Portfolio ("Master Portfolio") for the period June 1, 2001 through September 9, 2001.

(Amounts in Thousands)
---------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest income                                              $      2
      Dividend income from affiliated investments*                      164
      Dividend income                                                   246
---------------------------------------------------------------------------
        Total investment income                                         412
---------------------------------------------------------------------------
    EXPENSES:
      Advisory fee                                                      495
      Custodian fees and expenses                                        26
      Professional fees and expenses                                     12
      Administrative service fees                                        19
      Printing expense                                                    4
      Fund services fees                                                  1
      Trustees' fees and expenses                                         1
      Administration fee                                                 --+
      Other                                                              --+
---------------------------------------------------------------------------
        Total expenses                                                  558
---------------------------------------------------------------------------
          Net investment income                                        (146)
===========================================================================
    REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized loss on:
        Investment transactions                                     (21,446)
---------------------------------------------------------------------------
      Net realized loss                                             (21,446)
---------------------------------------------------------------------------
      Net change in unrealized appreciation/depreciation on:
        Investment transactions                                     (45,038)
===========================================================================
      Net change in unrealized appreciation/depreciation            (45,038)
===========================================================================
        Net decrease in net assets resulting from operations       $(66,630)
===========================================================================
* Includes reimbursements of investment advisory, administrative
  and shareholder servicing fees:                                  $      6

+ Amounts is less than one thousand.

The allocated income and expenses of the Master Portfolio attributable to J.P. Morgan U.S. Small Company Opportunities Fund was 100.00% and 100.00% of the Master's income and expenses for the period June 1, 2001 through September 9, 2001.

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES OF THE FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subject the Fund to risk of loss up to the amount of the nominal value of the futures contracts as shown in the Portfolio of Investments. Use of short futures contracts subject the Fund to unlimited risk.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

As of November 30, 2001, the Funds had outstanding futures contracts as shown on the Portfolio of Investments.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

E. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

F. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular share class are charged directly to that class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Investment Management, Inc. ("JPMIM" or "Adviser"), an affiliate of JPMorgan Chase Bank ("JPMCB") (formerly Morgan Guaranty Trust Company of New York) and a wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMC") acts as the investment advisers to the Funds. The Adviser supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                         INVESTMENT
           FUND        ADVISORY FEE (%)
           ----------------------------
           DEF             0.35%
           USEF            0.40%
           SF              0.25%
           USSCF           0.60%
           USSCOF          0.60%

The Funds may invest in one or more of the affiliated JPMorgan money market funds. The Adviser has agreed to reimburse its advisory fee from each Fund in an amount to offset any investment advisory, administrative fee and shareholder servicing fee related to each Fund's investment in an affiliated money market fund.

The adviser waived fees as outlined in Note 2.F. below.

B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. Effective September 10, 2001, in connection with the elimination of the Funds paying directly co-administration fees (allocable share of an annual complex-wide charge of $425,000 plus Fund Distributor, Inc. ("FDI") out of pocket expenses) the Trustees approved a new combined administration agreement. Under the terms of the agreement, the Administrator will bear all sub-administration expenses of the Funds. In consideration of these services, the Administrator receives a pro rata portion from each respective Fund a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average net assets of all non-money market funds in the JPMorgan Fund Complex plus 0.075% of the average daily net assets in excess of $25 billion. Prior to September 10, 2001, JPMCB was paid an Administrative Services fee equal to the respective Fund's allocable share of an annual complex-wide charge equal to 0.09% of the first $7 billion of aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees paid to FDI.

Effective September 10, 2001, the Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below:

FUND       CLASS A   CLASS B   CLASS C   CLASS I    CLASS S
-----------------------------------------------------------
DEF        0.95%     1.45%      --        0.45%     0.75%
USEF       1.05%     1.75%     1.75%      0.64%     0.79%
SF          --        --        --        0.35%      --
USSCF       --        --        --        0.83%     1.01%
USSCOF      --        --        --         --       1.02%

The expense limitation percentages in the table above are due to expire September 7, 2002, for Class A, B and C and September 7, 2004, for Class I & S.

The Administrator waived fees and reimbursed expenses as outlined in Note 2.F. below.

BISYS Fund Services, L.P. ("BISYS") serves as sub-administrator to the Trusts, including providing officers, clerical staff and office space. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

C. DISTRIBUTION FEE -- Pursuant to Distribution Agreements, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trusts' exclusive underwriter and promotes and arrange for the sale of each Fund's shares.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A and B shares of DEF and for Class A, B and C shares of USEF in accordance with Rule 12b-1 under the 1940 Act. There are no Distribution Plans for Class I or S shares. The Class A Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.25% of the average daily net assets of Class A shares of each Fund. The Class B and Class C Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.75% of the average daily net assets of Class B and Class C shares, for distribution services. In addition, JPMFD receives any contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

D. SHAREHOLDER SERVICING FEE -- Each of the Trusts have entered into a Shareholder Servicing Agreement with JPMCB under which JPMCB provides account administration and personal account maintenance service to the Trust's shareholders. For these services JPMCB receives a fee that is computed daily and paid monthly at an annual rate equal to a percentage of the average daily net assets as shown in the table below:

FUND      CLASS A    CLASS B   CLASS C   CLASS I    CLASS S
-----------------------------------------------------------
DEF        0.25%     0.25%      --        0.10%     0.25%
USEF       0.25%     0.25%     0.25%      0.10%     0.25%
SF          --        --        --        0.10%      --
USSCF       --        --        --        0.10%     0.25%
USSCOF      --        --        --         --       0.25%

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and the Trusts are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under Schwab Agreements; however, in the event the services agreement with Schwab is terminated for the reasons other than a breach by Schwab and the relationship between the Trusts and JPMCB is terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 2.F. below.

E. CUSTODIAN AND ACCOUNTING FEES -- JPMCB began providing portfolio accounting and custody services to DEF, USEF, USSCF and USSCOF effective September 10, 2001, and to SF effective September 19, 2001. The amounts paid to JPMCB by DEF, USEF, SF, USSCF and USSCOF for custody and accounting fees were $40,035, $44,525, $6,171, $30,372 and $18,422, respectively, and are included in the custodian fees as presented on the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended November 30, 2001, JPMIM and JPMCB waived fees for each of the Funds as follows (in thousands):

CONTRACTUAL WAIVERS:

FUNDS        INVESTMENT ADVISORY  ADMINISTRATION       SHAREHOLDER SERVICING
----------------------------------------------------------------------------
DEF                     $--            $240                 $241
USEF                     --             100                   24
SF                        9              96                   69
USSCF                    --              73                   13
USSCOF                   --              23                   25

For the six months ended November 30, 2001, JPMCB reimbursed expenses (in thousands) of $329 and $175 for DEF and SF, respectively.

G. FUND SERVICES FEES -- Each of the Trusts had a Fund Services Agreement with Pierpont Group, Inc. ("PGI"), who assisted the Trustees in exercising their overall supervisory responsibilities for the Fund's affairs. The Trustees of the funds represented all the existing shareholders of PGI. In connection with the Reorganization Plans (see note 2), the Trusts terminated their agreement with PGI.

H. OTHER -- Certain officers of the Trusts are officers of JPMC or of BISYS or their subsidiaries.

5. INVESTMENT TRANSACTIONS

For the six months ended November 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                    PURCHASES                    SALES
FUNDS      (EXCLUDING U.S. GOVERNMENT)    (EXCLUDING U.S. GOVERNMENT)
---------------------------------------------------------------------
DEF                  $389,497                      $347,061
USEF                  196,856                       220,012
SF                    102,235                        75,713
USSCF                 222,774                       275,955
USSCOF                120,069                       168,444

6. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2001, are as follows (in thousands):

                                   GROSS           GROSS       NET UNREALIZED
                    AGGREGATE     UNREALIZED      UNREALIZED   APPRECIATION/
FUND                 COST       APPRECIATION     DEPRECIATION  (DEPRECIATION)
-----------------------------------------------------------------------------
DEF               $1,161,382       $179,431        $88,537         $90,894
USEF                 469,845        101,348         31,479          69,869
SF                   484,730         45,200         63,901         (18,701)
USSCF                556,936         95,920         71,323          24,597
USSCOF               231,951         28,365         52,107         (23,742)

7. BANK BORROWINGS

The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at November 30, 2001, nor at anytime during the six months then ended.

8. CONCENTRATIONS OF RISK

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

9. CORPORATE EVENT

On November 10, 2001, The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York merged to form JPMorgan Chase Bank ("JPMCB"). Consequently JPMCB became the new Administrator and Shareholder Servicing Agent for the Funds.

10. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (Amounts in Thousands)


DISCIPLINED EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                            CLASS A*          CLASS B*         INSTITUTIONAL           SELECT*
                                                          -------------------------------------------------------------------------
                                                          AMOUNT  SHARES  AMOUNT SHARES      AMOUNT     SHARES      AMOUNT   SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS ENDED NOVEMBER 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                $21      2      $58      4        $138,190     9,538     $17,045  1,244
Shares issued in connection with fund merger (note 2)       --     --       --     --              --        --     116,748  8,618
Shares issued in reinvestment of distributions              --     --       --     --             718        47          --     --
Shares redeemed                                             --     --       --     --        (107,287)   (7,521)     (9,843)  (744)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                    $21      2      $58      4         $31,621     2,064    $123,950  9,118
===================================================================================================================================
                                                                                YEAR ENDED MAY 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                  $297,629    17,437
Shares issued in reinvestment of distributions                                                 11,502       699
Shares redeemed                                                                              (412,421)  (24,956)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                                                     $(103,290)   (6,820)
===================================================================================================================================

* For Select Class, from commencement of offering on September 10, 2001. For Class A and Class B, from commencement of offering on September 28, 2001.


                     See notes to financial statements.

U.S. EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
                                                                   CLASS A*            CLASS B*         CLASS C*
                                                          -----------------------------------------------------------
                                                                AMOUNT  SHARES    AMOUNT    SHARES    AMOUNT   SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED NOVEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $2,455     260      $148       15       $--       --
Shares issued in connection with fund merger (note 2)           53,243   5,505    19,035    1,968     1,289      133
Shares issued in reinvestment of distributions                      --      --        --       --        --       --
Shares redeemed                                                 (4,101)   (428)   (1,340)    (137)      (97)     (10)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding             $51,597   5,337   $17,843    1,846    $1,192      123
=====================================================================================================================
---------------------------------------------------------------------------------------------------------------------
                                                                     INSTITUTIONAL           SELECT*
                                                          -----------------------------------------------------------
                                                                  AMOUNT      SHARES    AMOUNT    SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED NOVEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                       $18,786     1,977    $9,281       980
Shares issued in connection with fund merger (note 2)                  --        --   323,078    33,410
Shares issued in reinvestment of distributions                        118        11        --        --
Shares redeemed                                                   (34,668)   (3,439)   (12,625)   (1,327)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding               $(15,764)   (1,451)   $319,734   33,063
=====================================================================================================================

                                                             YEAR ENDED MAY 31, 2001
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                      $40,121     3,386
Shares issued in reinvestment of distributions                    11,891     1,044
Shares redeemed                                                 (120,736)   (9,739)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $(68,724)   (5,309)
=====================================================================================================================

* From commencement of offering on September 10, 2001.

SMARTINDEX(TM) FUND
---------------------------------------------------------------------------------------------------------------------
                                                                  INSTITUTIONAL
                                                              ----------------------
                                                                AMOUNT       SHARES
---------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED NOVEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                      $57,497     4,267
Shares issued in reinvestment of distributions                     1,204        99
Shares redeemed                                                  (31,162)   (2,296)
---------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                          $27,539     2,070
---------------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED MAY 31, 2001
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $256,349    15,880
Shares issued in reinvestment of distributions                     3,203       204
Shares redeemed                                                 (116,766)   (7,364)
---------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                         $142,786     8,720
=====================================================================================================================

                     See notes to financial statements.

U.S. SMALL COMPANY FUND
-------------------------------------------------------------------------------------------------------------
                                                                    INSTITUTIONAL              SELECT*
                                                                 --------------------------------------------
                                                                  AMOUNT     SHARES      AMOUNT      SHARES
-------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED NOVEMBER 30, 2001
-------------------------------------------------------------------------------------------------------------
Shares sold                                                       $12,498      3,962      $38,684     3,524
Shares issued in connection with fund merger (note 2)                  --         --      253,687    21,741
Shares issued in reinvestment of distributions                        185         14           --        --
Shares redeemed                                                   (95,934)    (8,088)     (28,884)   (2,707)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding               $(83,251)    (4,112)    $263,487    22,558
=============================================================================================================
                                                                          YEAR ENDED MAY 31, 2001
-------------------------------------------------------------------------------------------------------------
Shares sold                                                      $197,258     13,614
Shares issued in reinvestment of distributions                     31,219      2,389
Shares redeemed                                                  (127,499)    (8,974)
-------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                          $100,978      7,029
=============================================================================================================
* From commencement of offering on September 10, 2001.

U.S. SMALL COMPANY OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------------
                                                                                        SELECT
                                                                                 --------------------
                                                                                  AMOUNT     SHARES
-------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED NOVEMBER 30, 2001
-------------------------------------------------------------------------------------------------------------
Shares sold                                                                      $111,477      10,933
Shares issued in reinvestment of distributions                                        --          --
Shares redeemed                                                                  (177,870)    (17,879)
-------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                                          $(66,393)     (6,946)
=============================================================================================================
                                                                                YEAR ENDED MAY 31, 2001
-------------------------------------------------------------------------------------------------------------
Shares sold                                                                      $426,571      28,211
Shares issued in reinvestment of distributions                                     22,690       1,716
Shares redeemed                                                                  (508,748)    (35,331)
-------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                                          $(59,487)     (5,404)
=============================================================================================================

                     See notes to financial statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                              DISCIPLINED EQUITY FUND^
-----------------------------------------------------------------------------------------------------
                                                    CLASS A     CLASS B        INSTITUTIONAL CLASS
------------------------------------------------------------  ------------  -------------------------
                                                   9/28/01*     9/28/01*        6/1/01     YEAR ENDED
                                                   THROUGH      THROUGH       THROUGH      ----------
                                                   11/30/01     11/30/01      11/30/01       5/31/01
-----------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                $12.85        $12.85        $15.65        $17.54
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.01@           --          0.06@         0.14
  Net gains or losses in securities (both
    realized and unrealized)                          1.29          1.29         (1.54)        (1.89)
-----------------------------------------------------------------------------------------------------
    Total from investment operations                  1.30          1.29         (1.48)        (1.75)
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Dividends from net investment income                  --            --          0.01          0.14
  Distributions from capital gains                      --            --           --            --
-----------------------------------------------------------------------------------------------------
    Total distributions                                 --            --          0.01          0.14
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $14.15        $14.14        $14.16        $15.65
=====================================================================================================
Total return (1)                                     10.12%!       10.04%!       (9.46)%       (9.99)%
Ratios/supplemental data:
  Net assets, end of period (millions)                  $0+           $0+       $1,124        $1,210
Ratios to average net assets: #
  Net expenses                                       0.95%          1.45%         0.45%         0.45%
  Net investment income                              0.32%         (0.21%)        0.85%         0.85%
  Expenses without waivers and reimbursements       11.05%^^       11.50%^^       0.59%         0.55%
  Net investment income without waivers and
    reimbursements                                  (9.78%)^^     (10.26%)^^      0.71%         0.75%
Portfolio turnover rate-                               28%            28%           28%           72%
-----------------------------------------------------------------------------------------------------

                                                              DISCIPLINED EQUITY FUND^
-----------------------------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
                                                   -----------------------------------
                                                               YEAR ENDED                     1/3/97**
                                                   -----------------------------------       THROUGH
                                                   5/31/00       5/31/99       5/31/98       5/31/97
-----------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period               $17.57        $14.96        $11.47        $10.00
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.17          0.17          0.12          0.04
  Net gains or losses in securities (both
    realized and unrealized)                         0.81          3.18          3.62          1.43
-----------------------------------------------------------------------------------------------------
    Total from investment operations                 0.98          3.35          3.74          1.47
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Dividends from net investment income               0.18          0.15          0.12            --
  Distributions from capital gains                   0.83          0.59          0.13            --
-----------------------------------------------------------------------------------------------------
    Total distributions                              1.01          0.74          0.25            --
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $17.54        $17.57        $14.96        $11.47
=====================================================================================================
Total return (1)                                     5.54%        23.07%        32.98%        14.70%!
Ratios/supplemental data:
  Net assets, end of period (millions)             $1,476        $1,008          $296           $50
Ratios to average net assets: #
  Net expenses                                       0.45%         0.45%         0.45%         0.45%
  Net investment income                              1.04%         1.14%         1.27%         1.58%
  Expenses without waivers and reimbursements        0.55%         0.60%         0.72%         1.34%
  Net investment income without waivers and
    reimbursements                                   0.94%         0.99%         1.00%         0.69%
Portfolio turnover rate-                               56%           51%           61%           20%
-----------------------------------------------------------------------------------------------------

 ^        Formerly J.P. Morgan Institutional Disciplined Equity Fund.
 *        Commencement of offering of class of shares.
 **       Commencement of operations.
 @        Calculated based on average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 !        Not annualized.
 +        Amounts round to less than million.
 #        Short periods have been annualized.
 - Prior to September 10, 2001, DEF invested all of its investible assets in The Disciplined Equity Portfolio ("DEP").
          The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.
 ^^ Due to the size of the net assets and fixed expenses, ratios may appear disproportionate with other classes.


                     See notes to financial statements.

                                                                                                DISCIPLINED EQUITY FUND
                                                                       ------------------------------------------------------------
                                                                                                     SELECT CLASS^+
                                                                       -----------------------------------------------------------
                                                                        6/1/01                  YEAR ENDED               12/31/97*
                                                                       THROUGH       --------------------------------     THROUGH
                                                                       11/30/01      5/31/01     5/31/00      5/31/99     5/31/98
----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                    $15.70        $17.85       $17.42       $14.30      $12.41
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                   0.04@         0.09         0.12         0.11        0.03
  Net gains or losses in securities (both realized and unrealized)       (1.55)        (1.94)        0.78         3.14        1.88
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                     (1.51)        (1.85)        0.90         3.25        1.91
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Dividends from net investment income                                    0.04          0.11         0.12         0.09        0.02
  Distributions from capital gains                                                      0.19         0.35         0.04          --
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                   0.04          0.30         0.47         0.13        0.02
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $14.15        $15.70       $17.85       $17.42      $14.30
==================================================================================================================================
Total return                                                             (9.61)%!     (10.43)%       5.19%       22.86%      15.33%!
Ratios/supplemental data:
  Net assets, end of period (millions)                                    $129          $128         $160         $121         $18
Ratios to average net assets: #
  Net expenses                                                            0.72%         0.77%        0.75%        0.75%       0.75%
  Net investment income                                                   0.67%         0.53%        0.76%        0.89%       1.00%
  Expenses without waivers and reimbursements                             1.87%         0.77%        0.78%        0.86%       3.28%
  Net investment income without waivers and reimbursements               (0.48%)        0.53%        0.73%        0.78%      (1.53%)
Portfolio turnover rate -                                                   28%           72%          56%          51%         61%
----------------------------------------------------------------------------------------------------------------------------------

^     Formerly J.P. Morgan Disciplined Equity Fund.
+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization as described in Note 2. Prior periods have been restated to reflect the split.
*     Commencement of offering of class of shares.
@     Calculated based on average shares outstanding.
!     Not annualized.
#     Short periods have been annualized.
- Prior to September 10, 2001, DEF invested all of its investible assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.


                     See notes to financial statements.

                                                                                         U.S. EQUITY FUND
                                                                       ---------------------------------------------------
                                                                              CLASS A^+             CLASS B      CLASS C
                                                                       -----------------------     ---------    ----------
                                                                        6/1/01        9/15/00*     9/10/01*      9/10/01*
                                                                       THROUGH        THROUGH      THROUGH       THROUGH
                                                                       11/30/01       5/31/01      11/30/01      11/30/01
--------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                   $ 11.16       $ 12.86       $  9.67       $ 9.67
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                    0.01@         0.03         (0.01)@      (0.01)@
 Net gains or losses in securities (both realized and unrealized)        (0.85)        (1.72)         0.64         0.64
--------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                      (0.84)        (1.69)         0.63         0.83
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                       --          0.01            --           --
 Distributions from capital gains                                           --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                      --          0.01            --           --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $10.32        $11.16       $ 10.30       $10.30
==========================================================================================================================
Total return (1)                                                         (7.42)%!     (13.10)%!       6.51%!       6.51%!
Ratios/supplemental data:
 Net assets, end of period (millions)                                   $   55       $     3       $   19        $    1
Ratios to average net assets:#
 Net expenses                                                             1.05%         1.05%         1.75%        1.75%
 Net investment income                                                    0.30%         0.22%        (0.39%)      (0.39%)
 Expenses without waivers and reimbursements                              1.47%         7.05%         1.84%        1.84%
 Net investment income without waivers and reimbursements                (0.12%)       (5.78%)       (0.48%)      (0.48%)
Portfolio turnover rate -                                                   42%           81%           42%          42%
--------------------------------------------------------------------------------------------------------------------------

^    Formerly J.P. Morgan U.S. Equity Fund - Advisor Series.

+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization as described in
     Note 2. Prior period has been restated to reflect the split.

*    Commencement of offering of class of shares.

@    Calculated based on average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

!    Not Annualized.

#    Short periods have been annualized.

- Prior to September 10, 2001, USEF invested all of its investible assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

                       See notes to financial statements.

                                                                                     U.S. EQUITY FUND^
                                                     ---------------------------------------------------------------------
                                                                                    INSTITUTIONAL CLASS
                                                     ---------------------------------------------------------------------
                                                       6/1/01                           YEAR ENDED
                                                       THROUGH   ---------------------------------------------------------
                                                      11/30/01    5/31/01     5/31/00     5/31/99     5/31/98     5/31/97
--------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                 $  11.12    $  12.79    $  15.08    $  16.73    $  15.66    $ 14.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                   0.03@       0.08        0.11        0.16        0.15       0.17
 Net gains or losses in securities (both
  realized and unrealized)                              (0.82)      (0.96)       0.26        2.39        3.81       3.02
--------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                     (0.79)      (0.88)       0.37        2.55        3.96       3.19
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                    0.01        0.08        0.11        0.17        0.18       0.25
 Distributions from capital gains                          --        0.71        2.55        4.03        2.71       1.28
--------------------------------------------------------------------------------------------------------------------------
   Total distributions                                   0.01        0.79        2.66        4.20        2.89       1.53
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  10.32    $  11.12    $  12.79    $  15.08    $  16.73     $15.66
==========================================================================================================================
Total return                                            (7.11)%!    (6.99)%      2.45%      18.66%      28.53%     25.21%
Ratios/supplemental data:
 Net assets, end of period (millions)                $    125    $    151    $    241    $    278    $    379    $   330
Ratios to average net assets: #
 Net expenses                                            0.64%       0.62%       0.60%       0.60%       0.60%      0.60%
 Net investment income                                   0.55%       0.57%       0.76%       0.89%       0.89%      1.33%
 Expenses without waivers and reimbursements             0.69%       0.64%       0.63%       0.63%       0.63%      0.65%
 Net investment income without waivers
  and reimbursements                                     0.50%       0.55%       0.73%       0.86%       0.86%      1.28%
Portfolio turnover rate -                                  42%         81%         89%         84%        106%        99%
--------------------------------------------------------------------------------------------------------------------------

^    Formerly J.P. Morgan Institutional U.S. Equity Fund.

@    Calculated based on average shares outstanding.

!    Not annualized.

#    Short periods have been annualized.

- Prior to September 10, 2001, USEF invested all of its investible assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

                       See notes to financial statements.

                                                                                          U.S. EQUITY FUND
                                                                --------------------------------------------------------------------
                                                                                           SELECT CLASS^+
                                                                --------------------------------------------------------------------
                                                                   6/1/01
                                                                  THROUGH                            YEAR ENDED
                                                                  11/30/01     -----------------------------------------------------
                                                                 (UNAUDITED)   5/31/01     5/31/00    5/31/99    5/31/98    5/31/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                $11.21      $12.66      $14.62     $14.96     $14.36     $12.91
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                0.03@       0.05        0.09       0.10       0.10       0.15
 Net gains or losses in securities (both realized and unrealized)    (0.90)      (0.94)       0.24       2.28       3.45       2.75
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                  (0.87)      (0.89)       0.33       2.38       3.55       2.90
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                 0.02        0.05        0.09       0.11       0.13       0.21
 Distributions from capital gains                                       --        0.51        2.20       2.61       2.82       1.24
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                0.02        0.56        2.29       2.72       2.95       1.45
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.32      $11.21      $12.66     $14.62     $14.96     $14.36
====================================================================================================================================
Total return                                                         (7.21)%!    (7.10)%      2.20%     18.39%     28.35%     25.00%
Ratios/supplemental data:
 Net assets, end of period (millions)                               $  342      $  312      $  387     $  441     $  448     $  363
Ratios to average net assets: #
 Net expenses                                                         0.79%       0.79%       0.78%      0.79%      0.78%      0.80%
 Net investment income                                                0.43%       0.41%       0.59%      0.70%      0.71%      1.13%
 Expenses without waivers and reimbursements                          0.85%       0.79%       0.78%      0.79%      0.78%      0.80%
 Net investment income without waivers and reimbursements             0.37%       0.41%       0.59%      0.70%      0.71%      1.13%
Portfolio turnover rate -                                               42%         81%         89%        84%       106%        99%
------------------------------------------------------------------------------------------------------------------------------------

^    Formerly J.P. Morgan U.S. Equity Fund.

+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization as described in
     Note 2. Prior periods have been restated to reflect the split.

@    Calculated based on average shares outstanding.

!    Not annualized.

#    Short periods have been annualized.

- Prior to September 10, 2001, USEF invested all of its investible assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

                       See notes to financial statements.

                                                                                  SMARTINDEX(TM) FUND^
                                                                     ----------------------------------------------
                                                                                  INSTITUTIONAL CLASS
                                                                     ----------------------------------------------
                                                                       6/1/01          YEAR ENDED        12/31/98*
                                                                       THROUGH    ---------------------   THROUGH
                                                                      11/30/01      5/31/01    5/31/00    5/31/99
-------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $ 15.02      $ 17.07     $ 16.06   $ 15.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                   0.06         0.16        0.14      0.07
 Net gains or losses in securities (both realized and unrealized)       (1.44)       (2.06)       1.02      1.02
--------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                     (1.38)       (1.90)       1.16      1.09
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                    0.04         0.15        0.14      0.03
 Distributions from capital gains                                          --           --        0.01        --
--------------------------------------------------------------------------------------------------------------------
   Total distributions                                                   0.04         0.15        0.15      0.03
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 13.60      $ 15.02     $ 17.07   $ 16.06
====================================================================================================================
Total return                                                          (9.16)%!      (11.21)%     7.25%      7.27%!
Ratios/supplemental data:
 Net assets, end of period (millions)                                 $   466      $   483     $   401   $     5
Ratios to average net assets: #
 Net expenses                                                            0.35%        0.35%       0.35%     0.35%
 Net investment income                                                   0.98%        1.00%       1.26%     1.13%
 Expenses without waivers and reimbursements                             0.50%        0.49%       0.58%     5.44%
 Net investment income without waivers and reimbursements                0.83%        0.86%       1.03%    (3.96%)
Portfolio turnover rate                                                    17%          67%         45%       19%
--------------------------------------------------------------------------------------------------------------------

^    Formerly J.P. Morgan SmartIndex(TM) Fund.

*    Commencement of operations.

!    Not annualized.

#    Short periods have been annualized.


                       See notes to financial statements.

                                                                                U.S. SMALL COMPANY FUND^
                                                                ------------------------------------------------------------
                                                                                  INSTITUTIONAL CLASS
                                                                ------------------------------------------------------------
                                                                  6/1/01                     YEAR ENDED
                                                                  THROUGH  -------------------------------------------------
                                                                 11/30/01   5/31/01   5/31/00  5/31/99   5/31/98  5/31/97
----------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                               $13.34    $15.11    $11.98   $15.30   $14.09   $13.97
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                               0.01@     0.08      0.04     0.08     0.09     0.10
 Net gains or losses in securities (both realized and unrealized)   (1.49)     0.03      3.10    (1.83)    3.04     1.07
----------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                 (1.48)     0.11      3.14    (1.75)    3.13     1.17
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                0.01      0.09      0.01     0.08     0.08     0.13
 Distributions from capital gains                                      --      1.79        --     1.49     1.84     0.92
----------------------------------------------------------------------------------------------------------------------------
   Total distributions                                               0.01      1.88      0.01     1.57     1.92     1.05
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.85    $13.34    $15.11   $11.98   $15.30   $14.09
============================================================================================================================
Total return                                                      (11.10)%!    0.94%    26.23%  (10.79)%  23.55%    9.44%
Ratios/supplemental data:
 Net assets, end of period (millions)                                $316      $410      $358     $345     $420     $402
Ratios to average net assets: #
 Net expenses                                                        0.83%     0.82%     0.80%    0.80%    0.80%    0.80%
 Net investment income                                               0.53%     0.54%     0.26%    0.55%    0.55%    0.81%
 Expenses without waivers and reimbursements                         0.86%     0.82%     0.82%    0.85%    0.85%    0.85%
 Net investment income without waivers and reimbursements            0.50%     0.54%     0.24%    0.50%    0.50%    0.76%
Portfolio turnover rate -                                              36%      110%      104%     104%      96%      98%
----------------------------------------------------------------------------------------------------------------------------

^    Formerly J.P. Morgan Institutional U.S. Small Company Fund.

@    Calculated based on average shares outstanding.

!    Not annualized.

#    Short periods have been annualized.

- Prior to September 10, 2001, USSCF invested all of its investible assets in The U.S. Small Company Portfolio ("USSCP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USSCP.

                       See notes to financial statements.


                                                                                            U.S. SMALL COMPANY FUND
                                                                              --------------------------------------------------
                                                                                                 SELECT CLASS^+
                                                                              --------------------------------------------------
                                                                                6/1/01                YEAR ENDED
                                                                               THROUGH -----------------------------------------
                                                                              11/30/01 5/31/01 5/31/00  5/31/99 5/31/98  5/31/97
                                                                              --------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                            $13.43  $14.45  $11.49   $14.76  $13.89   $13.97
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                            0.03@   0.05      --     0.04    0.06     0.10
 Net gains or losses in securities (both realized and unrealized)                (1.52)   0.04    2.97    (1.76)   2.97     1.07
--------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                              (1.49)   0.09    2.97    (1.72)   3.03     1.17
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Dividends from net investment income                                             0.03    0.03    0.01     0.04    0.07     0.11
 Distributions from capital gains                                                 0.06    1.08      --     1.51    2.09     1.14
--------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                            0.09    1.11    0.01     1.55    2.16     1.25
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $11.85  $13.43  $14.45   $11.49  $14.76   $13.89
================================================================================================================================
Total return                                                                 (11.15)%!   0.75%  25.90% (10.95)%  23.37%    9.49%
Ratios/supplemental data:
 Net assets, end of period (millions)                                             $267    $296    $285     $187    $262     $238
Ratios to average net assets: #
 Net expenses                                                                    1.01%   1.01%   1.00%    1.02%   0.97%    0.90%
 Net investment income                                                           0.38%   0.35%   0.05%    0.34%   0.39%    0.71%
 Expenses without waivers and reimbursements                                     2.50%   1.01%   1.00%    1.02%   1.03%    1.03%
 Net investment income without waivers and reimbursements                      (1.11%)   0.35%   0.05%    0.34%   0.33%    0.58%
Portfolio turnover rate -                                                          36%    110%    104%     104%     96%      98%
--------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly J.P. Morgan U.S. Small Company Fund.
  + Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization as described in Note 2. Prior periods have been restated to reflect the split.
  @ Calculated based on average shares outstanding.
  ! Not annualized.
  # Short periods have been annualized.
 - Prior to September 10, 2001, USSCF invested all of its investible assets in The U.S. Small Company Portfolio ("USSCP").
    The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USSCP.

                                 See notes to financial statements.


                                                                                        U.S. SMALL COMPANY OPPORTUNITIES FUND^
                                                                              ---------------------------------------------------
                                                                                                     SELECT CLASS
                                                                              ---------------------------------------------------
                                                                                        6/1/01        YEAR ENDED         6/16/97*
                                                                                       THROUGH -----------------------   THROUGH
                                                                                      11/30/01 5/31/01 5/31/00  5/31/99 5/31/98
---------------------------------------------------------------------------------------------------------------------------------
Per share operating performance:
Net asset value, beginning of period                                                    $12.19   $15.90   $12.17   $12.57  $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                                                   (0.03)   (0.07)      --    (0.01)  (0.02)
 Net gains or losses in securities (both realized and unrealized)                        (2.24)   (2.29)    3.73    (0.08)   2.59
----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                                      (2.27)   (2.36)    3.73    (0.09)    2.57
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Distributions from capital gains                                                           --     1.35       --     0.31      --
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                                      --     1.35       --     0.31      --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $9.92   $12.19   $15.90   $12.17  $12.57
================================================================================================================================
Total return                                                                         (18.62)%! (15.51)%   30.65%  (0.49)%  25.70%!
Ratios/supplemental data:
 Net assets, end of period (millions)                                                     $207     $339     $529     $286    $189
Ratios to average net assets: #
 Net expenses                                                                            1.02%    0.99%    0.99%    1.07%   1.19%
 Net investment income                                                                 (0.48)%  (0.35)%  (0.47)%  (0.42)% (0.37)%
 Expenses without waivers and reimbursements                                             1.06%    0.99%    0.99%    1.07%   1.25%
 Net investment income without waivers and reimbursements                              (0.52)%  (0.35)%  (0.47)%  (0.42)% (0.43)%
Portfolio turnover rate -                                                                  46%     117%     132%     116%     73%
--------------------------------------------------------------------------------------------------------------------------------

 ^  Formerly J.P. Morgan U.S. Company Opportunities Fund.
 *  Commencement of operations.
 !  Not Annualized.

 # Short periods have been anualized.
 - Prior to September 10, 2001, USSCOF invested all of its investible assets in The U.S. Small Company Opportunities Portfolio ("USSCOP").
    The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USSCOP

                           See notes to financial statements.

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




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




                      [This page intentionally left blank]

JP Morgan FUNDS


U.S. EQUITY FUNDS
Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

SELECT FUNDS
Select Balanced Fund
Select Equity Income Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS
Fleming Tax Aware International
   Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Small Company
   Opportunities Fund
Tax Aware U.S. Equity Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Value Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming Japan Fund

SPECIALTY FUNDS
Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

FIXED INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short-Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free
    Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities
    Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

INVESTMENT ADVISER
J.P. Morgan Investment
Management, Inc.

ADMINISTRATOR,
SHAREHOLDER AND
FUND SERVICING AGENT AND CUSTODIAN
JPMorgan Chase Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett
Sullivan & Cromwell

INDEPENDENT
ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with JPMorgan Chase Bank. JPMorgan Chase Bank and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

            JPMorgan Funds Fulfillment Center
                  393 Manley Street
           West Bridgewater, MA 02379-1039


(C) J.P. Morgan Chase & Co., 2002 All Rights Reserved. January 2002

                                                               SAN-EQHM-102